RENAISSANCE CAPITAL GREENWICH FUNDS

                                2 GREENWICH PLAZA

                               GREENWICH, CT 06830

                                January 31, 2001

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.

Washington, D.C. 20549

                  Re:      Renaissance Capital Greenwich Funds

                           File No. 333-21311
                           File No.  811-8049

Ladies and Gentlemen:

         We are filing via EDGAR, pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A pursuant to the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940.

         This filing is being made primarily to update financial information and to make other non-material changes.

         This amendment is being filed pursuant to Rule 485(b) of the Securities Act and it is proposed that it will become immediately effective upon filing. We hereby certify that this amendment meets all the requirements for immediate effectiveness pursuant to Rule 485(b) of the Securities Act .

                                                          Very truly yours,



                                  Linda R. Killian, Secretary and Vice President
                                             Renaissance Capital Greenwich Funds

                                                By: ____________________________
                                                                   Title:


                                                              File No. 811-08049
                                                              File No. 333-21311

         As filed via EDGAR with the Securities and Exchange
                    Commission on February 1, 2001

                       SECURITIES AND EXCHANGE COMMISSION

                                                        WASHINGTON, D.C. 20549

                                    FORM N-1A

                     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

                              Pre-Effective Amendment No.

                         Post-Effective Amendment No. 3 |X|

                                       and

                        REGISTRATION STATEMENT UNDER THE

                         INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 5

                       RENAISSANCE CAPITAL GREENWICH FUNDS

                       (Exact Name of Registrant as Specified in Charter)

                                2 Greenwich Plaza

                          Greenwich, Connecticut 06830

                    (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (203) 622-2978

                                  Linda R. Killian, C.F.A.
                         Renaissance Capital Corporation

                                2 Greenwich Plaza

                          Greenwich, Connecticut 06830

                     (Name and Address of Agent for Service)

                                    Copy to:

                           Susan Penry-Williams, Esq.

                       Kramer Levin Naftalis & Frankel LLP

                                919 Third Avenue

                            New York, New York 10022

                  Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective:

|X|    Immediately upon filing pursuant to  |_|   on ________ __, 2000 pursuant
       paragraph (b)                                          to paragraph (b)
|_|    60 days after filing pursuant to           |_|      on February 1, 2001
     paragraph (a)(1)                          pursuant to paragraph (a)(1)
|_|   75 days after filing pursuant to          |_|      on (date) pursuant to
       paragraph (a)(2)           paragraph   (a)(2),   of  rule   485(b).
If   appropriate,   check  the  following box:    |_|







                                  THE IPO PLUS

                                AFTERMARKET FUND

                       Renaissance Capital Greenwich Funds

A.       Prospectus

                                February 1, 2001

                   Investment Objective: Capital Appreciation

                  The IPO Plus Aftermarket Fund (the "IPO Fund") seeks capital appreciation by investing in the common stocks of Initial Public Offerings ("IPOs") on the offering and in the aftermarket.

                                         Investment Adviser: Renaissance Capital

                  Renaissance Capital Corporation ("Renaissance Capital"), a registered investment adviser, serves as the IPO Fund's investment adviser. Renaissance Capital is internationally recognized as a leading provider of research on initial public offerings.

                       No Front-end or Back-end Sales Load

                  No sales load is charged on purchases. See "Fees and Expenses of the Fund" for further information.

                         Low Minimum Initial Investment

The minimum initial investment for a regular account is $2,500. An IRA may be initiated with a $500 minimum investment.

                  This Prospectus describes information about the IPO Fund that an investor ought to know before investing. Investors should read it and keep it for future reference.

                  The Securities and Exchange Commission has not approved or disapproved the shares of the fund. The Securities and Exchange Commission also has not determined whether this Prospectus is accurate or complete. Any person who tells you that the Securities and Exchange Commission has made such an approval or determination is committing a crime.

Renaissance Capital Corporation

                                2 Greenwich Plaza

                               Greenwich, CT 06830

                                 1-888-IPO-FUND

                                 www.IPOhome.com

TABLE OF CONTENTS


                                                                        Page

Prospectus

  1

Risk/Return Summary

3

Annual Total Returns

3

Fees and Expenses of the Fund

4

Investment Objectives, Strategies & Risks

5

Investment Policies and Techniques

7

Management of the IPO Fund

9

Shareholder Information

11

Investing in the IPO Fund

12

Redeeming IPO Fund Shares

15

Dividend and Tax Matters

19

Distribution Arrangements

20

Financial Highlights

21

Additional Information                                                   22








(i)      RISK/RETURN SUMMARY


                              INVESTMENT OBJECTIVE

The IPO Fund seeks appreciation of capital.

PRINCIPAL STRATEGIES

                  The IPO Fund pursues this objective by investing in the common stocks of IPOs on the offering and in the aftermarket. The IPO Fund uses Renaissance Capital's research and statistical information on IPOs in selecting securities for its portfolio.

1.       PRINCIPAL RISKS

                  Investing in IPOs entails special risks, including limited operating history of the companies, unseasoned trading, high portfolio turnover and limited liquidity. The IPO Fund is also subject to risk common to all equity mutual funds. These and other risk factors are described in "Risks." You could lose money if you invest in the IPO Fund. Investing in the IPO Fund is best suited for individuals who are not concerned with or who do not require investment income.

(ii)     ANNUAL TOTAL RETURNS

(iii) The Annual Total Returns bar chart shows the changes in the IPO Fund's performance for the years ended December 29, 2000, December 31, 1999 and December 31, 1998. The table
                                            below   shows  how  the  IPO  Fund's
                                            average annual returns  compare with
                                            the   Russell   2000   Index.   Past
                                            performance  is not an indication of
                                            future results.

(iv)

(b) The IPO Fund's performance for the period January 1, 2000 to December 29, 2000 was -41.5%.


(c)

(d)


(e)      IPO Fund's Best Quarter            12/99             71.6%

             IPO Fund's Worst Quarter       12/00          -38.8%
(f)      FEES AND EXPENSES OF THE FUND


                  This table describes the fees and expenses that your may pay if you buy and hold shares of the IPO Fund.

                                Shareholder Fees

                                        (fees paid directly from you investment)

Sales Charge on Purchases..............................................None
Sales Charge on Reinvested Dividends................................    None
Deferred Sales Charge...............................................    None
Redemption Fee on Shares Held 90 Days or Fewer......................  2.00%

                         Annual Fund Operating Expenses

                               (expenses that are deducted from IPO Fund assets)

Management Fees (a).................................................  1.50%
Distribution/Service (12b-1) Fees...................................    .50%
Other Expenses (a).........................................................61%
Total Annual Operating Expenses (a).................................   2.61%
Expenses Reimbursed to the Fund (a).....................................11%
Net Annual Fund Operating Expenses.......................................2.50%


Example

(to help you compare the cost of investing in the IPO Fund to other mutual funds)

                  The example assumes that you invest $10,000 in the IPO Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return for each year and that the IPO Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                    One Year Three Years Five Years Ten Years

                                                         $253 $801 $1375 $2936


                   (a) Renaissance  Capital has agreed to defer or waive fees or absorb some or all of the expense of the IPO Fund in order to limit Total Annual Operating Expenses to 2.5%. Subject to the 2.5% limitation, such fee deferrals and expense absorptions are subject to later reimbursement over a period of three years. At September 30, 2000, the expense ratio was 2.5%. Renaissance Capital is contractually obligated to cap expenses at 2.5% through February 2002. Due to growth of assets, the annual expense ratio is expected to be lower than 2.5%. .

(i)      INVESTMENT OBJECTIVE, STRATEGY & RISKS


1.       Investment Objective

                  The IPO Fund seeks appreciation of capital. The IPO Fund gives individual investors the opportunity to invest in a diverse selection of IPOs that may not otherwise be accessible to individuals. This objective may not be changed without shareholder approval.

2.       Investment Strategy

The IPO Fund pursues this objective by investing at least 65% of its total assets in a diversified portfolio of the common stocks of IPOs at the time of the offering and in subsequent aftermarket trading. Aftermarket trading is the secondary trading in an IPO after the initial issuance of shares to public shareholders. The IPO Fund will limit aftermarket investments to those IPOs which have one or more of the following characteristics: (i) limited research;
(ii) unseasoned trading; (iii) limited float; (iv) limited public ownership; (v) limited operating history; or (vi) are relatively unknown in the U.S. capital markets. Each of these characteristics distinguishes these companies from established companies that trade in the broader stock market. Academic and financial literature consider the aftermarket period for IPOs to be up to ten years. Investments may be made in both large and small capitalization companies. The IPO Fund may also sell securities short. See "Investment Policies and Techniques".

                              Access to Hot Issues

Due to intense demand for a limited number of shares of certain "hot issues", individual investors acting alone may have difficulty obtaining shares of IPOs at the offering price. A "hot issue" is any newly issued security which, at the time of its offering, trades in the aftermarket at a price in excess of its offering price. In addition, individual investors may also be limited to those IPOs underwritten by the broker with whom the individual investor has an account. By virtue of its size and institutional nature, the IPO Fund may have greater access to IPOs at the offering price. However, there is no assurance that the IPO Fund will be able to obtain allocations of "hot issues."

                            Independent IPO Research

                  The IPO Fund uses Renaissance Capital's research and statistical information on IPOs in selecting securities for its portfolio. This research analyzes the business, fundamentals, financial results, management control issues and proposed valuation of the IPO. Prior to an IPO and for a period of time thereafter, underwriters and brokerage firms involved in the underwriting are prohibited from providing any commentary or disseminating research on these companies to the general public. Future research distributed by an underwriter may not be considered to be independent due to the financial benefits derived from the underwriting.

Renaissance Capital employs proprietary statistical information on IPO performance trends, number of pending IPOs, industry sectors, and valuation trends to determine the overall tone of market activity. Other information sources used by Renaissance Capital may include the IPO's prospectus filed with the SEC, discussions and meetings with management, periodic corporate financial reports, press releases, general economic and industry data supplied by government agencies and trade associations, and research reports prepared by broker/dealers.

Risks

                  As with all mutual funds, investing in the IPO Fund involves certain risks. There is no guarantee that the IPO Fund will meet its investment objective or that it will perform as it has in the past. You may lose money if you invest in the IPO Fund. Accordingly, you should consider the risks described below, as well as the risks described in the Statement of Additional Information ("SAI"), before you decide to invest in the IPO Fund.

                              Special Risks of IPOs

By definition, IPOs have not traded publicly until the time of their offerings. Special risks associated with IPOs may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company, and limited operating history, all of which may contribute to price volatility. The limited number of shares available for trading in some IPOs may make it more difficult for the IPO Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of such. Foreign initial public offerings are subject to foreign political and currency risks. Many IPOs are issued by undercapitalized companies of small or microcap size.

Risks Common to all Mutual Funds

In general, mutual funds are subject to two common risks:

Market risk is the risk that the market value of a security will go up or down, sometimes rapidly or unpredictably, depending on the supply and demand for the type of security. These fluctuations may cause a security to be worth more or less than the price the IPO Fund originally paid for it. Market risk applies to individual securities, industries, sectors of the economy, and the entire market and is common to all investments. Manager risk is the risk that the IPO Fund's portfolio managers may use a strategy that does not produce the intended result. Manager risk also refers to the possibility that the portfolio manager's strategy may not achieve the IPO Fund's investment objective.

(ii)     INVESTMENT POLICIES AND TECHNIQUES


Under normal conditions, the IPO Fund will invest at least 65% of its total assets in the common stocks of the IPOs on the offering and in the aftermarket. The IPO Fund may also invest up to 35% of its total assets in the common stocks of issuers that are not IPOs. The following provides a brief description of some additional types of securities in which the IPO Fund may invest including certain transactions it may enter into and techniques described herein without shareholder approval unless a policy is expressly deemed to be changeable only by shareholder vote.

                                  Short Selling

The IPO Fund may from time to time sell securities short. A short sale is a transaction in which the IPO Fund sells borrowed securities in anticipation of a decline in the market price of the securities. The IPO Fund may make a profit or incur a loss depending on whether the market price of the security decreases or increases between the date of the short sale and the date on which the IPO Fund must replace the borrowed security. All short sales must be fully collateralized, and the IPO Fund will not sell securities short if, immediately after and as a result of the sale, the value of all securities sold short by the IPO Fund exceeds 33 1/3% of its total assets.

                          Temporary Defensive Investing

When Renaissance Capital deems market or economic conditions to be unfavorable, the IPO Fund may assume a defensive position by temporarily investing up to 100% of its assets in cash or high quality money market instruments, such as short-term U.S. government obligations, commercial paper, or repurchase agreements, seeking to protect its assets until conditions stabilize.

                          Investment in Foreign Issuers

The IPO Fund may invest up to 25% of its assets, measured at the time of investment, in securities of foreign issuers. However, investment may be made without limitation in securities of foreign issuers that are registered with the SEC and trade on a U.S. stock exchange. Such investments will be made either directly in such issuers or indirectly through American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") or closed-end investment companies.

                               Portfolio Turnover

The IPO Fund may make short-term investments when it is deemed desirable to do so. The IPO Fund may, from time to time, sell a security without regard to the length of time that it has been held to realize a profit or to avoid an anticipated loss. Short-term transactions produce higher portfolio turnover rates than would otherwise be the case, resulting in the likelihood of larger expenses (including brokerage commissions) than are incurred by mutual funds that engage primarily in long-term transactions. The IPO Fund's portfolio turnover rate was 67.5% for the 12 months ended September 30, 2000.

Additional Investment Techniques

                  The IPO Fund may invest in derivatives, such as futures and options, which will subject the IPO Fund to additional risks, including increased volatility and a disproportionate impact on the IPO Fund's performance. The IPO Fund may also invest in illiquid and restricted securities, convertible securities, and repurchase agreements, and may sell securities short and engage in securities lending. The IPO Fund may use borrowed money to purchase securities, which is a form of leverage. Each of these investment techniques involves additional risks, which are described in detail in the SAI.

                           MANAGEMENT OF THE IPO FUND

                               Investment Adviser

Renaissance Capital, located at 2 Greenwich Plaza, Greenwich, CT, 06830, serves as the investment adviser pursuant to an Investment Advisory Agreement (the "Investment Advisory Agreement"), which provides that Renaissance Capital will furnish continuous investment advisory services and management to the IPO Fund, subject to the overall authority of the IPO Fund's Board of Trustees.

Renaissance Capital specializes in researching IPOs and has been providing its proprietary research, primarily to institutional investors, since 1992.
Renaissance Capital is internationally recognized as a leading provider of research on initial public offerings. Renaissance Capital has analyzed and built a proprietary research database of more than 2,500 IPOs. Renaissance Capital believes it is the leading provider of such research to institutional investors. In addition, Renaissance Capital makes full-length and abridged versions of its original research available to a wide group of investors through various electronic delivery media. This research and statistical information on IPOs is used in selecting securities for the IPO Fund.

Renaissance Capital supervises and manages the investment portfolio of the IPO Fund and directs the day-to-day management of the IPO Fund's investment portfolio. For its services, Renaissance Capital will receive an annual fee of 1.5% on the average daily net assets of the IPO Fund. Renaissance Capital may, from time to time, voluntarily agree to defer or waive fees or absorb some or all of the expenses of the IPO Fund. In the event it should do so, such fee deferrals and expense absorptions are subject to later reimbursement for a period of three years.

Portfolio Managers

The principals of Renaissance Capital are responsible for the day-to-day management of the IPO Fund's portfolio. Each individual has more than 20 years of relevant portfolio management, securities analysis and corporate finance experience prior to forming Renaissance Capital.

Linda R. Killian, C.F.A.

Founder  and  Principal  of  Renaissance   Capital,   her  21-year  professional
experience spans investment management and equity research.

                  Before forming Renaissance Capital, she was a portfolio manager and analyst with Wertheim Schroder Investment Services, where she managed broadly diversified equity and balanced accounts for pension, high net worth and not-for-profit organizations. Her analytic coverage included health care, retailing, telecommunications services, consumer products and media. Prior to Wertheim Schroder, she was a portfolio manager and equity analyst with Citicorp Investment Management where she created, managed and researched the Medium Capitalization Stock Fund, one of the first investment vehicles focusing on the mid-cap sector. Over the six years at Citicorp, she also covered a variety of industries as an analyst, including telecommunication services, special situations, multi-industry companies and mid-capitalization companies. Before joining Citicorp, she was a member of the Utility Corporate Finance Group at The First Boston Corporation, where she was involved in numerous utility debt and equity financings and specialized in financial issues pertaining to diversification and deregulation. As a public utility finance professional, she appeared as an expert witness before public utility commissions and published articles on deregulation in industry journals.

                  Ms. Killian earned an M.B.A. from the Wharton School in 1979 and a B.A. from New York University in 1972, where she was designated an Outstanding Scholar. She is a Chartered Financial Analyst and is active in the New York Society of Security
Analysts.


(1)      Kathleen Shelton Smith

Founder and Principal of Renaissance Capital, her 21-year professional experience consists of investment banking and equity research involving technology and emerging growth companies. Her industry expertise is broad including technology, communications, health care and industrial companies.

                  Prior to forming Renaissance Capital in 1991, she was a director of Merrill Lynch Capital Markets' Technology and Emerging Growth Investment Banking Group. Her experience includes mergers and acquisitions and numerous public equity offerings. She has been the investment banker for many IPOs including Cabletron Systems, EMC Corporation and United States Cellular. Over the years she has been a keynote speaker at many highly regarded Technologic Conferences including the conferences on Personal Computers, Communications, Software and Semiconductors.

                  Ms. Smith earned an M.B.A. from the Wharton School in 1979 and a B.A., Phi Beta Kappa, from the Pennsylvania State University in 1976.
She is certified by the NASD as a general securities principal.

                                William K. Smith

                  Founder and President of Renaissance Capital, his 22-year professional experience covers equity research, investment banking, financial restructuring and management consulting.

                  Prior to forming Renaissance Capital, he was an investment banking senior vice president at Kidder Peabody where he was a founding member of Kidder's Financial Restructuring Group. This group was involved in numerous significant and complex restructuring assignments. His industry experience spans electrical equipment, retailing, steel, energy, health care, automotive, technology, publishing, banking and insurance. He was a vice president in the Corporate Finance Group at Bear Stearns prior to Kidder Peabody. While at Bear Stearns, he specialized in corporate restructurings, valuations and mergers & acquisitions. Before that, he was a senior manager in management consulting at the Touche Ross Financial Services Center where he specialized in valuations and mergers & acquisitions for a broad cross section of clients. He is the author of the book, "Strategic Growth Through Mergers and Acquisitions," which was published by Prentice Hall in the United States and Japan.

Mr. Smith earned an M.B.A. in finance from the Wharton School in 1978 and a B.S. in Electrical Engineering from Villanova University in 1973.
He is certified by the NASD as a general securities principal and a financial and operations principal.

SHAREHOLDER INFORMATION


Net Asset Value

                  Net asset value for the IPO Fund is determined as of the end of regular trading hours on the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on days that the New York Stock Exchange is open. The net asset value per share is determined by dividing the market value of the IPO Fund's securities as of the close of trading plus any cash or other assets (including dividends and accrued interest) less all liabilities (including accrued expenses) by the number of the IPO Fund's shares outstanding. The IPO Fund's shares trade on the NASDAQ under the symbol IPOSX.

a.                                       Automatic Investment Plan

                  The IPO Fund offers an Automatic Investment Plan whereby an investor may automatically purchase shares of the IPO Fund on a monthly or quarterly basis ($100 minimum per transaction). Applications to establish the Automatic Investment Plan are available from the IPO Fund. You may also establish an automatic investment Plan through the Fund's web site www.IPOHome.com. Please read the section below entitled "Transactions Through www.IPOhome.com".

                                Retirement Plans

The IPO Fund offers various tax-sheltered retirement plans that allow investors to invest for retirement and to shelter some of their income from taxes. Application forms, as well as descriptions of applicable service fees and certain limitations on contributions and withdrawals, are available from the Transfer Agent of the IPO Fund upon request. These Retirement Plans include Individual Retirement Accounts ("IRAs"), Roth IRAs, Rollover IRAs and SEP IRAs.

Minimum Account Balance

                  The IPO Fund reserves the right to redeem shares held in any account at its option upon sixty days written notice if the net asset value of the account falls below $500 for reasons other than market conditions and remains so during the notice period.

INVESTING IN THE IPO FUND


                  Shares of the IPO Fund may be purchased directly from the IPO Fund, or through an account maintained with a securities broker or other financial institution. Investors may be charged a fee if they effect transactions through a securities broker or agent.

                  All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. A $20 fee may be charged against an investor's account for any payment check returned to the Transfer Agent for insufficient funds, stop payment, closed account or other reasons. The investor will also be responsible for any losses suffered by the IPO Fund as a result. The IPO Fund reserves the right to reject any purchase order for IPO Fund shares. No share certificates will be issued.

                  The minimum purchase requirements, which may be waived in certain circumstances, are $2,500 for regular accounts and $500 for IRAs. Additional investments are $100. Questions about the IPO Fund can be answered by calling toll-free 1-888-476-3863.

                                Procedure for Purchasing IPO Fund Shares

                To Open an Account:                        To Add to an Account:
                -------------------                        --------------------
By Mail                                     Complete and sign the
Complete the investment
                New Account Application        slip included with your
                or IRA Application.            account statement and
               Make sure the check is          write your account
                payable to the IPO Fund        number on your check
                and mail to:                   made payable to the IPO
                                               Fund, and mail to the
                The IPO Fund
               address the left. If you
                P.O. Box 2133                     don't have an investment
                Milwaukee, WI  53233-2301         slip, put the account name
                                       and IPO Fund account number on the check.

By Courier      Follow instructions above        Follow the instructions
                and send to:                      above and send to the
                                                  address at the left.
                The IPO Fund
                c/o Sunstone Financial Group
                803 W. Michigan St. Suite A
                Milwaukee, WI 53233-2301

By Telephone      Telephone transactions           Call toll-free 1-888-476-3863
                may not be used for initial            to initiate an electronic
                purchases.
               funds transfer.  Pre-established
                                                        bank account information

               will be required.


By Wire         Prior to the wire purchase,          Follow the instructions
                you must call 1-888-476-3863         at the left. Please note
                for an investor account              that wires may be
                number. At the same time,            rejected if they do not
                you must also complete a New         contain complete
                Account Application or IRA           account information.
                Application, if applicable.
                Then wire funds care of:

                UMB Bank n.a.
                ABA#: 101000695

                For Credit to: Renaissance Funds
                A/C# 987-098-4423
                For Further Credit to:
                Investor Account #: ____________
                Shareholder Name: _________________
                Social Security or Taxpayer ID #
By Internet You may open an account You can purchase shares in an Through the IPO Fund's web site existing account through the Fund's www.IPOhome.com. Please web site www.IPOhome.com.

                read the section on page 18 to establish Internet transaction entitled, "Transactions privileges, you must enroll through Through www.IPOhome.com" the web site. You automatically have for more complete information the ability to establish Internet
                about this feature.           transaction privileges unless you
                                                decline the privileges on the

                   New Account Application or IRA Application.

                          Purchases by Mail or Courier

The New Account Application or IRA Application, if properly filled out and accompanied by a check made payable to the IPO Fund, will be processed upon receipt by the Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading (generally 4:00 p.m. Eastern Time) on the New York Stock Exchange, your shares will be purchased at the net asset value calculated at the close of regular trading on that day. If received after that time, your shares will be purchased at the net asset value determined as of the close of regular trading on the next business day.

                   Purchases Through Financial Service Agents

If you are investing through a Financial Service Agent, please refer to their program materials for any additional special provisions or fees that may be different from those described in this Prospectus. Certain Financial Service Agents may receive compensation from the IPO Fund. The Financial Service Agent must promise to send to the Transfer Agent immediately available funds in the amount of the purchase price within one business day from the date of the trade.

                             Purchases by Telephone

Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members can be used for telephone transactions. Telephone transactions may not be used for initial purchases. Your account must already have banking information established prior to initiating telephone transactions. Your shares will be purchased at the net asset value determined as of the close of regular trading on the date that the Transfer Agent receives your request in good order. Most transfers are completed within three business days after your call to place the order. To preserve flexibility, the IPO Fund may revise or remove the ability to purchase shares by phone, or may charge a fee for such service, although currently, the IPO Fund does not expect to charge a fee.

                  The IPO Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions, and/or tape recording all telephone instructions. Assuming procedures such as the above have been followed, the IPO Fund will not be liable for any loss, cost or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption. As a result of this policy, the investor will bear the risk of any loss unless the IPO Fund has failed to follow such procedure(s).

                                Purchases by Wire

                  Prior to the wire purchase you must call 1-888-476-3863 for an investor account number. At the same time you must also complete a New Account Application, or IRA Application if applicable. As soon as possible after wiring the money, send the Application to the IPO Fund. The IPO Fund must receive a properly completed Application to establish transaction privileges. If the IPO Fund does not receive your original Application, it may delay payment of redemption proceeds and withhold taxes. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

Purchases by Internet

                  For complete information regarding Internet transactions, please see the section on Page 18 entitled "Transactions Through www.IPOhome.com".

REDEEMING IPO FUND SHARES


You may sell (redeem) your shares at any time. A fee will be charged on the redemption of shares equal to 2% of the redemption price of shares of the IPO Fund held 90 days or fewer that are being redeemed. There is no redemption fee for the sale of shares held longer than 90 days. The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions. Reinvested distributions will be sold first without a fee. The redemption fee will be applied on a share by share basis using the "first shares in, first shares out" method. Therefore, the oldest shares are considered to have been sold first. Redemption fee proceeds will be applied to the IPO Fund's aggregate expenses allocable to to providing custody and redemption services, including transfer agent fees, postage, printing, telephone costs and employment costs relating to the handling and processing of redemptions. Any excess fee proceeds will be added to the IPO Fund's capital. Ordinarily, the IPO Fund makes payment by check for the shares redeemed within seven days after it receives a properly completed request. However, the right of redemption may be suspended or payment may be postponed under unusual circumstances such as when trading on the New York Stock Exchange is restricted. Payment of redemption proceeds with respect to shares purchased by check will not be made until the check or payment received has cleared, which may take up to 10 calendar days from the purchase date.

                  Payment of the redemption proceeds for shares of the IPO Fund where an investor requests wire payment will normally be made in federal funds on the next business day. Written instructions to change or add a wire address require that signatures for all account holders be guaranteed. The Transfer Agent will wire redemption proceeds only to the bank and account designated on the New Account Application or IRA Application or in written instructions subsequently received by the Transfer Agent, and only if it is a commercial bank and a member of the Federal Reserve System. The Transfer Agent currently charges a $10 fee for each payment made by wire of redemption proceeds, which fee will be deducted from the investor's proceeds.

                       Procedure for Requesting Redemption

                  You may request the sale of your shares by mail, courier, and telephone or through the Fund's web site www.IPOhome.com, as described below:

By Mail

By Courier

The IPO Fund
The IPO Fund
P.O. Box 2133
c/o Sunstone Financial Group

Milwaukee, WI 53201-2133
803 W. Michigan Street
Suite A
Milwaukee, WI 53233-2301

The selling price of each share being redeemed will be the IPO Fund's per share net asset value next calculated after receipt of all required documents in good order. Good order means that the request must include: o Your IPO Fund account number o The number of shares or dollar amount to be sold (redeemed) o The signatures of all account owners exactly as they are registered on the account o Any required signature guarantees o Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships o In the case of shares being redeemed from an IRA or IRA/SEP Plan, a statement of whether or not federal income tax should be withheld (in the absence of any statement, federal tax will be withheld)

A signature guarantee of each owner is required to redeem shares in the following situations (I) if you change ownership on your account; (ii) when you want the redemption proceeds sent to a different street or bank address from that registered on the account; (iii) if the proceeds are to be made payable to someone other than the account's owner(s); (iv) any redemption transmitted by federal wire transfer to your bank; and (v) if a change of address request has been received by the IPO Fund or the Transfer Agent within the last 30 days. In addition, signature guarantees are required for all redemptions in excess of $50,000 from any shareholder account.

Signature guarantees are designed to protect both you and the IPO Fund from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the SEC. Notaries cannot provide signature guarantees.

By Telephone

Shares of the IPO Fund may also be sold by calling the Transfer Agent toll-free at 1-888-476-3863. To use this procedure for telephone redemption, a shareholder must have previously elected this procedure in writing, which election will be reflected in the records of the Transfer Agent, and the redemption proceeds must be mailed directly to the investor or transmitted to the investor's pre-designated account at a domestic bank. To change the designated account or address, a written request with signature(s) guaranteed must be sent to the Transfer Agent. The IPO Fund reserves the right to limit the number of telephone redemptions by an investor. Once made, telephone requests may not be modified or canceled. The selling price of each share being redeemed will be the IPO Fund's per share net asset value next calculated after receipt by the Transfer Agent of the telephone redemption request. The IPO Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine.

Redemptions Through www.IPOhome.com

                  You may redeem your shares through the IPO Fund's web site www.IPOhome.com. For complete information regarding Internet transactions,
please   see   the   section   on  page  18   entitled   "Transactions   Through
www.IPOhome.com."

                                 TRANSACTIONS THROUGH WWW.IPOHOME.COM

                  You may purchase and redeem IPO Fund shares through the IPO Fund's web site www.IPOhome.com. To establish Internet transaction privileges you must enroll through the web site. You automatically have the ability to establish Internet transaction privileges unless you decline the privileges on your New Account Application or IRA Application. You will be required to enter into a user's agreement through the web site in order to enroll in these privileges. In order to conduct Internet transactions, you must have telephone transaction privileges. To purchase shares through the web site you must also have ACH instructions on your account. If you open your account through the web site, then any redemption proceeds will only be sent to you via ACH or wire to the account from which the initial proceeds were drawn. Otherwise, redemption proceeds may be sent to you by check, or, if your account has bank information, by wire or ACH.

                  Payment for purchases of IPO Fund shares through the web site may be made only through an ACH debit of your bank account. Redemptions will be paid by check, wire, or ACH transfer only to the address or bank account of record. Redemptions from accounts established through the IPO Fund's web site will be paid only to the bank account of record. Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Fund's web site. The IPO Fund imposes a limit of $50,000 on purchase and redemption transactions through the web site. Transactions through the web site are subject to the same minimums as other transaction methods.

                  You should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the web site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties. While the IPO Fund and its service providers have established certain security procedures, the IPO Fund, its distributor and its Transfer Agent cannot assure you that trading information will be completely secure.

                  There may also be delays, malfunctions, or other inconveniences generally associated with this medium. There also may be times when the web site is unavailable for IPO Fund transactions or other purposes. Should this happen, you should consider purchasing or redeeming shares by another method. Neither the IPO Fund nor its Transfer Agent, distributor or Adviser will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information.

(iii)    DIVIDEND AND TAX MATTERS


Dividends and Capital Gain Distributions

                  The IPO Fund intends to pay dividends from net investment income and net realized capital gains (not offset by capital loss carryovers) on an annual basis in December. Investors may elect to reinvest all income dividends and capital gains distributions in shares of the IPO Fund or in cash as designated on the New Account Application. If the investor does not specify an election, all income dividends and capital gains distributions will automatically be reinvested in full and fractional shares of the IPO Fund and will be calculated to the nearest 1000th of a share. Shares will be purchased at the net asset value in effect on the business day after the dividend record date and will be credited to the investor's account on such date. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

                  As an IPO Fund shareholder, you may change your election at any time by sending written notification to the IPO Fund, P.O. Box 2133, Milwaukee, WI 53201-2133. In addition, if you elect to have Internet account access, you may change your election through the IPO Fund's web site www.IPOhome.com. The election is effective for distributions with a dividend record date on or after the date that the transfer agent receives notice of the election.

                                      Taxes

                  The IPO Fund intends to qualify annually for and elect tax treatment applicable to all regulated investment companies under Subchapter M of the Internal Revenue Code of 1996, as amended. Because it intends to distribute substantially all of its net investment income and capital gains to shareholders, it is not expected that the IPO Fund will be required to pay any federal income taxes. The IPO Fund would be subject to a 4% excise tax on the portion of its undistributed income if it fails to meet certain annual distribution requirements. The IPO Fund intends to make distributions in a timely manner, and accordingly, does not expect to be subject to taxes. Shareholders will normally have to pay federal income taxes and any state and local income taxes on the dividends and distributions they receive from the IPO Fund. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.

                  At the end of each calendar year, shareholders are sent full information on dividends and long-term capital gains distributions for tax purposes, including information as to the portion taxable as ordinary income and the portion taxable as long-term capital gains.

Prior to purchasing shares of the IPO Fund, prospective shareholders (except for tax qualified retirement plans) should consider the impact of dividends or capital gains distributions which are expected to be announced, or have been announced but not paid. Any such dividends or capital gains distributions paid shortly after a purchase of shares by an investor prior to the record date will have the effect of reducing the per share net asset value by the amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, is subject to taxation.

Shareholders are advised to consult their own tax advisers with respect to these matters.

SHAREHOLDER COMMUNICATIONS

                  As an IPO Fund shareholder, will receive quarterly account statements. You will also receive calendar year-end statements that detail the tax characteristics of any dividends or capital gains that have been distributed.

(g)      REGULATORY MAILINGS

                  Financial reports will be sent at least semiannually. The IPO Fund's annual report will include audited financial statements.

                  As an IPO Fund shareholder, you will be sent account statements and regulatory mailings in paper format unless you request to receive account statements and/or regulatory mailings in electronic format. You may elect to receive electronic format by registering for this feature on the IPO Fund's web site www.IPOhome.com.

DISTRIBUTION ARRANGEMENTS

                  The IPO Fund has adopted a Distribution and Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes annual payments by the IPO Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to .50% of the IPO Fund's average daily net assets. A long-term shareholder should consider that the fees and costs he will incur under the Distribution Plan may result in the shareholder paying more over time than the equivalent of the maximum front-end sales charges permitted by the rules and regulations of the National Association of Securities Dealers, Inc.

Payments for distribution under the Plan shall be used to compensate or reimburse the Broker/Dealer and other broker-dealers for services provided and expenses incurred in connection with the sale of the IPO Fund's shares, and are not tied to the amount of actual expenses incurred. Payments for distribution may also be used to compensate broker-dealers with trail or maintenance commissions at an annual rate of up to .25% of the average daily net asset value of shares invested in the IPO Fund by customers of these broker-dealers.

FINANCIAL HIGHLIGHTS INFORMATION


                  This financial highlights table is intended to help you understand the IPO Fund's financial performance for the period since its inception on December 18, 1997. Certain information reflects financial results for a single share of the IPO Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the IPO Fund assuming reinvestment of all dividends and distributions.

                  Tait, Weller & Baker has audited this information. Tait, Weller & Baker's report along with further detail on the IPO Fund's financial statements are included in the annual report, which is available upon request.

             For a capital share outstanding throughout the period:

                                                                12/19/97 +

  Year Ended                                    Year   Ended      Through

                                                         9/30/00 9/30/99 9/30/98

Net Asset Value, beginning of period             $ 18. 58       $ 11.19 $ 12. 50
                                                 --------       ------- --------
Income (loss) from investment operations
          Net investment loss          (0.24)   (0.16)                    (0.08)
          Net realized and unrealized gain/loss        12.14   7.55    (   1.23)
                                                       -----   ----    ---------
Total from investment operations                    11.90      7.39    (   1.31)
                                                    -----      ----    ---------
Net asset value, end of period                      $30.48    $18.58    $11.19
                                                    ======    ======    ======
Total return                                        64.05%    66.04%  (10.48%)**
Net assets, end of period (thousands)            $117,981    $ 15,422   $ 7,288
Ratio/supplemental data:
Ratio of expenses to average net assets            2.50%      2.50%       2.50%*
Ratio of net investment loss to
          average net assets                      (0.87%)    (1.17%)    (0.96%)*
Ratio of expenses to
          average net assets (excluding waivers)    2.50%     3.41%       4.54%*
Ratio of net investment loss to
         average net assets (excluding waivers)     (0.87%)   (2.08%)   (2.99%)*
Portfolio turnover rate                 67.54%    145.78%       71.26%
+ Commencement of operations
* Annualized
** Not Annualized
ADDITIONAL INFORMATION


Statement of Additional Information

The SAI provides a more complete discussion of certain matters contained in this Prospectus and is incorporated by reference, which means that it is considered a part of the Prospectus.

Annual and Semi-Annual Reports

The annual and semi-annual reports to shareholders contain additional information about the IPO Fund's investments, including a discussion of the market conditions and investment strategies that significantly affected the IPO Fund's performance during its last fiscal year.

Obtaining Information

                  You may obtain the SAI, annual reports and semiannual reports without charge by calling toll-free 1-888-476-3863 or by writing to the IPO Fund, P.O. Box 2133, Milwaukee, WI 53201-2133. You can review and copy information about the IPO Fund (including the SAI) at the SEC's Public Reference Room in Washington D.C. You can call 1-202-942-8090 for information on the operations of the Public Reference Room. Reports and other information about the IPO Fund are available at the SEC's Internet site at: http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-6009, or be electronic request to publicinfo@sec.gov.

Transfer and Dividend Disbursing Agent

                  Sunstone Financial Group, Inc., which has its headquarters at 803 W. Michigan Street, Suite A, Milwaukee, WI 53233, serves as the IPO Fund's Transfer and Dividend Disbursing Agent.


Custodian

UMB Bank n.a., which has its principal custodial address at 928 Grand Boulevard, 10th Floor, Kansas City, MO, 64106, acts as Custodian for the IPO Fund's investments.

                                     Counsel

Kramer Levin Naftalis & Frankel LLP, 919 Third Avenue, New York, NY 10022-3852, serves as counsel to Renaissance Capital Funds.

                    Independent Certified Public Accountants

Tait, Weller & Baker, 8 Penn Plaza, Suite 800, Philadelphia, PA 19103, serves as independent certified public accountants of Renaissance Capital Funds.

                    Investment Company Act File no. 811-08049

                          The IPO Plus Aftermarket Fund

                       STATEMENT OF ADDITIONAL INFORMATION

                                February 1, 2001

The IPO Plus Aftermarket Fund (the "IPO Fund") is a series of Renaissance Capital Greenwich Funds ("Renaissance Capital Funds"), a Delaware Trust, operating as a diversified, open-end investment company. This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus and should be read in conjunction with the Prospectus for the IPO Fund also dated February 1, 2001. A Prospectus may be obtained without charge by writing the IPO Fund, P.O. Box 2133, Milwaukee, WI 53201-2133, or by calling toll free at 1-888-476 3863.

                                TABLE OF CONTENTS

             FUND HISTORY                                          2

        INVESTMENT STRATEGIES AND RISKS                            2

        INVESTMENT RESTRICTIONS                                    7

        CODE OF ETHICS                                             8

        MANAGEMENT OF THE IPO FUND                                 9
        INVESTMENT ADVISORY AND OTHER SERVICES                     11
        SHAREHOLDER SERVICES                                       12

        BROKERAGE ARRANGEMENTS                                     13

        HOW TO BUY SHARES                                          14

        HOW TO REDEEM SHARES                                       14

            VALUATION OF SECURITIES                                15

        TAXES                                                      15

        PERFORMANCE INFORMATION                                    17

        ADDITIONAL INFORMATION                                     18

        FINANCIAL STATEMENTS                                       19




i.       FUND HISTORY


The IPO Fund is a series of Renaissance Capital Funds, a Delaware business trust organized on January 8, 1997. The Trust may offer an unlimited number of shares and classes of the IPO Fund.

                         INVESTMENT STRATEGIES AND RISKS

ii.

The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Investment Objective, Strategies and Risks".

                                   Short Sales

The IPO Fund may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which the IPO Fund sells a security it does not own, in anticipation of a decline in the market value of that security. The IPO Fund may make a profit or incur a loss depending on whether the market price of the security decreases or increases between the date of the short sale and the date on which the IPO Fund must replace the borrowed security. To complete such a transaction, the IPO Fund must borrow the security to make delivery to the buyer. The IPO Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the IPO Fund sold the security. Until the security is replaced, the IPO Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the IPO Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the IPO Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The IPO Fund also will incur transaction costs in effecting short sales. To secure its obligation to deliver the securities sold short, the IPO Fund will deposit in escrow in a separate account with its custodian, an equal amount of the securities sold short or securities convertible into or exchangeable for such securities.

All short sales must be fully collateralized, and the IPO Fund will not sell securities short if, immediately after and as a result of the sale, the value of all securities sold short by the IPO Fund exceeds 331/3% of its total assets. The IPO Fund may also engage in a technique known as selling short "against the box." When selling short "against the box," the IPO Fund will own an equal amount of securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as and in an amount equal to, the securities sold short. Gain will be recognized as a result of certain constructive sales including short sales against the box.

                               Securities Lending

For incremental income purposes, the IPO Fund may lend its portfolio securities constituting up to 33 1/3% of its total assets to U.S. or foreign broker-dealers, banks or institutional borrowers of securities which have been rated within the two highest grades assigned by Standard & Poor's Corporation or Moody's Investors Service or have been determined by Renaissance Capital to be of comparable quality. Renaissance Capital is responsible for monitoring compliance with this rating standard during the term of any securities lending agreement. With the loan of portfolio securities, there is a risk that the borrowing institution will failto redeliver the securities due. The IPO Fund must receive a minimum of 100% collateral, plus any interest due in the form of cash or U.S. Government securities. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the IPO Fund. During the time portfolio securities are on loan, the borrower will pay the IPO Fund any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement. Loans will be subject to termination by the IPO Fund or the borrower at any time. While the IPO Fund will not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment.

                                Futures Contracts

The IPO Fund may enter into futures contracts, options on futures contracts and stock index futures contracts and options thereon for the purposes of remaining fully invested and reducing transaction costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government agency.

Although futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the IPO Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The IPO Fund expects to earn interest income while its margin deposits are held pending performance on the futures contract.

When interest rates are expected to rise or market values of portfolio securities are expected to fall, the IPO Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the IPO Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the IPO Fund than might later be available in the market when it effects anticipated purchases.

                  The IPO Fund's ability to effectively utilize futures trading depends on several factors. First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying stock index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the IPO Fund could lose more than the original margin deposit required to initiate a futures transaction.

Restrictions on the Use of Futures Contracts. The IPO Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. The IPO Fund will not enter into futures contract transactions for purposes other than bona fide hedging purposes to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the IPO Fund's total assets. In addition, the IPO Fund will not enter into futures contracts to the extent that the value of the futures contracts held would exceed 1/3 of the IPO Fund's total assets. Futures transactions will be limited to the extent necessary to maintain the Fund's qualification as a regulated investment company.

Renaissance Capital Funds, on behalf of the IPO Fund, has undertaken to restrict its futures contract trading as follows: first, the IPO Fund will not engage in transactions in futures contracts for speculative purposes; second, the IPO Fund will not market its funds to the public as commodity pools or otherwise as vehicles for trading in the commodities futures or commodity options markets; third, the IPO Fund will disclose to all prospective shareholders the purpose of and limitations on its commodity futures trading; fourth, the IPO Fund will submit to the CFTC special calls for information. Accordingly, registration as a commodities pool operator with the CFTC is not required.

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission (the "SEC"). Under those requirements, where the IPO Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker, except as may be permitted under SEC rules) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by the IPO Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker, except as may be permitted under SEC rules) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if the IPO Fund "covers" a long position. For example, instead of segregating assets, the IPO Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the IPO Fund. In addition, where the IPO Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where the IPO Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract. The IPO Fund may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established. Where the IPO Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract. The IPO Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the IPO Fund.

Risk Factors in Futures Transactions. Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the IPO Fund would continue to be required to make daily cash payments to maintain the required margin. In such situations, if the IPO Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the IPO Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them. The IPO Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market, which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchaser or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies engaged in by the IPO Fund are primarily for hedging purposes, Renaissance Capital believes that the IPO Fund is generally not subject to risks of loss exceeding those that would be undertaken if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Utilization of futures transactions by the IPO Fund does involve the risk of imperfect or no correlation where the securities underlying futures contract have different maturities than the portfolio securities being hedged. It is also possible that the IPO Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the IPO Fund of margin deposits in the event of bankruptcy of a broker with whom the IPO Fund has an open position in a futures contract or related option.

                                     Options

                  The IPO Fund may purchase and sell put and call options on their portfolio securities to enhance investment performance and to protect against changes in market prices.

Covered Call Options. The IPO Fund may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the IPO Fund.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

In return for the premium received when it writes a covered call option, the IPO Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The IPO Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the IPO Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the IPO Fund realizes a gain or loss equal to the difference between the IPO Fund's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

The IPO Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. The IPO Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the IPO Fund.

Covered Put Options. The IPO Fund may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the IPO Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, the IPO Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the IPO Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

The IPO Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

Purchasing Put and Call Options. The IPO Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the IPO Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the IPO Fund must pay. These costs will reduce any profit the IPO Fund might have realized had it sold the underlying security instead of buying the put option.

The IPO Fund may purchase call options to hedge against an increase in the price of securities that the IPO Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the IPO Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the IPO Fund might have realized had it bought the underlying security at the time it purchased the call option.

The IPO Fund may also purchase put and call options to attempt to enhance its current return.

Risks Involved in the Sale of Options. Options transactions involve certain risks, including the risks that Renaissance Capital will not forecast interest rate or market movements correctly, that the IPO Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of Renaissance Capital to forecast market and interest rate movements correctly.

An exchange-listed option may be closed out only on an exchange that provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, the IPO Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when Renaissance Capital believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the IPO Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that Renaissance Capital Funds and other clients of Renaissance Capital may be considered such a group. These position limits may restrict the IPO Funds' ability to purchase or sell options on particular securities. Options that are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

                 Illiquid Investments and Restricted Securities

The IPO Fund may invest up to 15% of its net assets in illiquid investments (investments that cannot readily be sold within seven days) including restricted securities which do not meet the criteria for liquidity established by the Board of Trustees. Renaissance Capital, under the supervision of the Board of Trustees, determines the liquidity of the IPO Fund's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses. Restricted securities are securities that cannot be sold to the public without registration under the Securities Act of 1933. Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.

                             Convertible Securities

The IPO Fund may invest in all types of common stocks and equivalents (such as convertible debt securities and warrants) and preferred stocks. The IPO Fund may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the IPO Fund may invest consist of bonds, notes, debentures and preferred stocks that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock.

The IPO Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock or sell it to a third party. Thus, the IPO Fund may not be able to control whether the issuer of a convertible security chooses to convert that security. If the issuer chooses to do so, this action could have an adverse effect on the IPO Fund's ability to achieve its investment objective.

                          Investment Company Securities

The IPO Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Because such other investment companies employ an investment adviser, such investment by the IPO Fund will cause shareholders to bear duplicative fees, such as management fees.

                                    Borrowing

The IPO Fund may, from time to time, borrow up to 33 1/3% of its total assets from banks at prevailing interest rates for temporary or emergency purposes and investing in additional securities. The IPO Fund's borrowings are limited so that immediately after such borrowings the value of assets (including borrowings) less liabilities (not including borrowings) is at least three times the amount of the borrowings. Should the IPO Fund, for any reason, have borrowings that do not meet the above test then, within three business days, the IPO Fund must reduce such borrowings so as to meet the necessary test. Under such a circumstance, the IPO Fund may have to liquidate portfolio securities at a time when it is disadvantageous to do so. Gains made with additional funds borrowed will generally cause the net value of the IPO Fund's shares to rise faster than could be the case without borrowings. Conversely, if investment results fail to cover the cost of borrowings, the net asset value of the Fund could decrease faster than if there had been no borrowings.

                             INVESTMENT RESTRICTIONS

The IPO Fund has adopted the following restrictions and policies relating to the investment of the assets of the IPO Fund and its activities. These are fundamental restrictions and may not be changed without the approval of the holders of a majority of the outstanding voting shares of the IPO Fund which means the lesser of (1) the holders of more than 50% of the outstanding shares of the IPO Fund or (2) 67% of the shares present if more than 50% of the shares are present at a meeting in person or by proxy.

The IPO Fund may not:

1. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the IPO Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the IPO Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by the IPO Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

3. Issue any senior security except that (a) the IPO Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the IPO Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and
(c) subject to the restrictions set forth below, the IPO Fund may borrow money as authorized by the 1940 Act.

4. Lend any security or make any other loan if, as a result, more than 33 1/3% of the IPO Fund's total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

5. Underwrite securities issued by others, except to the extent that the IPO Fund may be considered an underwriter within the meaning of the Securities Act of 1933 (the "1933 Act") in the disposition of restricted securities.

6. With respect to 75% of the IPO Fund's total assets, the IPO Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result (a) more than 5% of the IPO Fund's total assets would be invested in the securities of that issuer, or (b) the IPO Fund would hold more than 10% of the outstanding voting securities of that issuer.

7. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the IPO Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. In the utilities category, the industry shall be determined according to the service provided. For example, gas, electric, water and telephone will be considered as separate industries.

                                 CODE OF ETHICS

Renaissance Capital and the IPO Fund have adopted a joint Code of Ethics under Rule 17j-1 of the 1940 Act, which prevents violations of the anti fraud provisions of the securities laws by forbidding Access Persons from: (i) recommending to or causing the IPO Fund to acquire or dispose of any security in which such Access Person or its affiliate has direct or indirect beneficial ownership without prior written disclosure; (ii) purchasing or selling any security which such person intends to recommend for purchase or sale by the IPO Fund until the IPO Fund has completed all of its intended trades in that security; (iii) acquiring a security in a limited offering or in an IPO without prior written approval from the President of the Trust; and (iv) engaging in a transaction involving securities held or being considered for investment by the IPO Fund (subject to a de minimus exception).

The Code of Ethics may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SECat 1-202-942-8090. The Codes of Ethics is also available on the EDGAR Database on the SEC's internet site at http://www.sec.gov, or for a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                           MANAGEMENT OF THE IPO FUND

Overall responsibility for management of the IPO Fund rests with the Trustees who are elected by the shareholders. The Trustees, in turn, elect the officers of the IPO Fund to actively supervise its day-to-day operations.

The Trustees and Officers of the IPO Fund and their principal occupations during the past five years are set forth below.

------------------------------------ ---------------------------------------- -
 Name and Address    Position held with the IPO Fund  Principal Occupations
                                                      During the Past
                                                      Five Years

------------------------------------ -------------------------------------------
William K. Smith* Chairman of the Board, President Chairman of  Board, President
2 Greenwich Plaza  and Trustee           Director, Renaissance Capital
Greenwich, CT 06830                         Corporation (1991 - present); Senior
                                                  Vice President, Kidder Peabody
                                               (1989-1991); Vice President, Bear
                                                             Stearns (1987-1989)


------------------------------------ -------------------------------------------
--------------------------------------- ----------------------------------------
Linda R. Killian* Vice President, Secretary, coChief Vice President & Director 2 Greenwich Plaza Investment Officer & Trustee Renaissance Capital Corporation
Greenwich, CT 06830                       (1992-present); Senior Vice President,
                                                         Wertheim Schroder (1989
                                            -1992); Vice President and Portfolio
                                                    Manager, Citicorp Investment
                                                          Management (1984-1989)

--------------------------------------- ----------------------------------------
--------------------------------------- ----------------------------------------
Kathleen Shelton Smith*Vice President, Treasurer, coChief V.President, Treasurer Secretary
2 Greenwich Plaza  Investment Officer and Trustee and Director, Renaissance
Capital
Greenwich, CT 06830                        Corporation (1991-present); Director,
                                                   Merrill Lynch Capital Markets
                                                                     (1983-1991)


------------------------------------ -------------------------------------------
------------------------------------ -------------------------------------------
Martin V. Alonzo                     Trustee       Chairman, President and Chief
c/o Chase Industries Inc.                    Executive Officer, Chase Industries
PO Box 152                                       Inc. (1990-present); Advisor to
Montpelier, OH 43543                       Maxxam Group (1987-1990); Senior Vice
                                                   President and President, AMAX
                                                                     (1967-1987)

------------------------------------ -------------------------------------------
------------------------------------ -------------------------------------------
Warren K. Greene                     Trustee  Senior Vice President, Trendlogic
c/o Trendlogic Associates, Inc.               Inc., an investment adviser and
One Fawcett Place                             trading advisor (1995-present);
Greenwich, CT 06830                           Consultant to Mutual Funds
                                         (1993-1994); President, Chief Executive
                                              Officer and Investment Officer,
                                             American Investor Funds (1965-1993)
--------------------------------------- ----------------------------------------
--------------------------------------- ----------------------------------------
Philip D. Gunn                       Trustee  Principal, Growth Capital
Growth Capital Partners, Inc.                 Partners, Inc., (1995-present);
520 Madison Avenue                        Founder and President, Philip D. Gunn,
New York, N.Y. 10022                      a merchant banking firm (1982-present)

--------------------------------------- ----------------------------------------
--------------------------------------- ----------------------------------------
G. Peter O'Brien                 Trustee  Member, Board of Directors, Pinnacle
118 Meadow Road                               Holdings (1999 - present); Member,
Riverside, CT 06878                        Board of Directors, Legg Mason Family
                                               of Mutual Funds (1999 - present);
                                             Member, Board of Directors, Colgate
                                           University (1996 - present); Managing
                                          Director, Merrill Lynch Equity Capital
                                                             Markets (1971-1999)
------------------------------------ ------------------------------- -----------
------------------------------------ -------------------------------------------
Gerald W. Puschel                  Trustee President, F. Schumacher & Co. (1989-
c/o F. Schumacher & Co.                     present); President, Waverly Fabrics
79 Madison Avenue                                                    (1980-1989)
New York, NY  10016


--------------------------------------- ----------------------------------------

*The following table indicates the compensation paid to each Trustee from Renaissance Capital Greenwich Funds for the IPO Fund's most recently completed fiscal year. Trustees who are "interested persons" of the IPO Fund, as defined in the 1940 Act. The Trustees of the IPO Fund who are officers or employees of the investment adviser receive no remuneration from the IPO Fund. Kathleen S. and William K. Smith are married.

The following table indicates the compensation to be paid to each Trustee from the Renaissance Capital Funds for a 12-month period ended September 30, 2000.

========================= ======================= ============ =================
Pension or Retirement  Estimated Annual  Total Compensation  Total
Benefits Accrued as    Benefits Upon     from Fund           Compensation
Portfolio Expenses     Retirement                            from "Fund Complex"
------------------------- ------------------------------------ -----------------
------------------------- ----------- ------------------------ -----------------
   William K. Smith,       -0-             -0-       -0-                  -0-
        Trustee
------------------------- ----------------------- ------------------------------
------------------------- ----------------------- ------------------------------
   Linda R. Killian,       -0-         -0-            -0-                  -0-
        Trustee
------------------------- ----------------------- ------------------------------
------------------------- ----------------------- ------------------------------
    Kathleen Shelton        -0-        -0-          -0-                  -0-
     Smith, Trustee
------------------------- ----------------------- ------------------------------
------------------------- ----------------------- ------------------------------
   Martin V. Alonzo,        -0-        -0-          -$7,500-            -$7,500-
        Trustee
------------------------- ----------------------- ------------------------------
------------------------- ----------------------- ------------------------------
   Warren K. Greene,        -0-        -0-          -$7,500-            -$7,500-
        Trustee
------------------------- ----------------------- ------------------------------
------------------------- ----------------------- ------------------------------
Philip D. Gunn, Trustee     -0-        -0-           -$7,500-           -$7,500-
------------------------- ----------------------- ------------------------------
------------------------- ----------------------- ------------------------------
   G. Peter O'Brien,        -0-        -0-          -$7,500-            -$7,500-
        Trustee
------------------------- ----------------------- ------------------------------
------------------------- ----------------------- ------------------------------
   Gerald W. Puschel,      -0-         -0-           -$7,500-           -$7,500-
        Trustee
========================= ======================= ==============================

(1)Currently there is only the IPO Fund in the Renaissance Capital Funds Complex

Control Persons and Principal Holders of Securities. As of December 31, 2000, the IPO Fund was aware that the following person(s) or entities owned a controlling interest (ownership of greater than 25%) or owned of record 5% or more of the outstanding shares of the IPO Fund: Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, CA 94104 26% ; National Financial Services, Corp., 200 Liberty Street, One World Financial Center, New York,
NY 10281-1003, 23%*.



As of December 31, 2000, the directors and officers as a group owned 1.73% of the IPO Fund.

* owners of record, not beneficial interest


                     INVESTMENT ADVISORY AND OTHER SERVICES

As described in the Prospectus, Renaissance Capital is the IPO Fund's investment adviser, providing services under the advisory and service contracts. Renaissance Capital has been a registered investment adviser since August 1994 and it and its predecessor have been operating since September 1991.

The principal executive officers and directors of Renaissance Capital are:
William K. Smith,  Chairman and President;  Kathleen Shelton
Smith, Director, Vice President, Secretary and Treasurer; and Linda R. Killian Director and Vice President. Renaissance Capital is wholly owned by the three principals.

The investment advisory agreement between the IPO Fund and Renaissance Capital dated October 10, 1997 provides for an advisory fee at an annual rate of 1.50% of the IPO Fund's average daily net assets during the year. For the period from December 19, 1997 (commencement of operations) to September 30, 1998 the Adviser waived its management fee of $81,155. For the 12-month period ended September 30, 1999, the Adviser was paid $173,521 in management fees, of which it waived $99,370. For the 12-month period ended September 30, 2000, the Adviser was paid $1,584,818 in management fees and recouped $38,534.

The investment advisory agreement provides that Renaissance Capital shall render investment advisory and other services to the IPO Fund including, at its expense, all administrative services, office space and the services of all officers and employees of the IPO Fund. The IPO Fund pays all other expenses not assumed by Renaissance Capital, including taxes, interest, brokerage commissions, insurance premiums, fees and expenses of the custodian and shareholder servicing agent, legal, audit and fund accounting expenses, fees and expenses in connection with qualification under federal and state securities laws, and costs of shareholder reports and proxy materials.

It is possible that certain of Renaissance Capital's clients may have investment objectives similar to the IPO Fund and certain investments may be appropriate for the IPO Fund and for other clients advised by Renaissance Capital. From time to time, a particular security may be bought or sold for only one client's portfolio or in different amounts and at different times for more than one but less than all such clients. In addition, a particular security may be bought for one or more clients when one of more clients are selling such security, or purchases or sales of the same security may be made for two or more clients at the same time. In such an event, such transactions, to the extent practicable, will be averaged as to price and allocated as to amount in proportion to the amount of each order. In some cases, this procedure could have a detrimental effect on the price or amount of the securities purchased or sold by the IPO Fund. In other cases, however, it is believed that the ability of the IPO Fund to participate, to the extent permitted by law, in volume transactions will produce less expensive brokerage costs.

The officers, directors, employees of Renaissance Capital and its affiliates may from time to time own securities that are also held in the IPO Fund's portfolio. Renaissance Capital has adopted a Code of Ethics which requires among other things, duplicate confirms of security transactions for each account and restricting trading in various types of securities to avoid possible conflicts of interest.

Renaissance Capital may from time to time, directly or through affiliates, enter into agreements to furnish for compensation special research or financial services to companies, including services in connection with acquisitions, mergers, or financings. In the event that such agreements are in effect with respect to issuers of securities held in the portfolio of the IPO Fund, specific reference to such agreements will be made in the "Schedule of Investments" in shareholder reports of the IPO Fund. As of the date of this Statement of Additional Information, no such agreements exist.

                               Fund Administration

Under an Administration and Fund Accounting Agreement dated October 1, 2000 (the "Administration Agreement"), Sunstone Financial Group, Inc. (the "Administrator"), located at 803 West Michigan Street, Suite A. Milwaukee, WI 53233-2301, generally supervises certain operations of the IPO Fund, subject to the over-all authority of the Board of Trustees.

For its services, the Administrator receives a fee on the value of the IPO Fund computed daily and payable monthly, at the annual rate of eighteen one-hundredths of one percent (0.18%) on the first $50 million of average daily net assets, and decreasing as assets reach certain levels, subject to an annual minimum of $75,000 plus out of pocket expenses.

Prior to October 1, 2000 Chase Global Funds Services Company, 73 Treemont Street, Boston, MA 02108, provided administration and fund accounting services to the IPO Fund for a maximum fee of 0.18%, computed daily and payable monthly, as a percent of assets under management.

             SHAREHOLDER SERVICES


The IPO Fund has entered into shareholder servicing agreements with certain shareholder servicing agents under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own shares of the IPO Fund. These services include assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of shares of the IPO Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services.

                  Shareholder servicing agents may offer additional services to their customers, such as pre-authorized or systematic purchase and redemption plans. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the IPO Fund to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding such other fees or the fees for their services as shareholder servicing agents.In approving the Distribution Plan ("the Plan") in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Trustees (including the Independent Trustees, being Trustees who are not "interested persons", as defined by the 1940 Act, of the Renaissance Capital Funds and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan) considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the IPO Fund and its shareholders. The Plan will continue in effect from year to year if specifically approved annually (a) by the majority of the IPO Fund's outstanding voting shares or by the Board of Trustees and (b) by the vote of a majority of the Independent Trustees. While the Plan remains in effect, the Principal Financial Officer shall prepare and furnish to the Board of Trustees a written report setting forth the amounts spent by the IPO Fund under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval and all material amendments to the Plan must be approved by the Board of Trustees and by the Independent Trustees cast in person at a meeting called specifically for that purpose. While the Plan is in effect, the selection and nomination of the Independent Trustees shall be made by those Independent Trustees then in office. For the 12-month period ended September 30, 2000 the IPO Fund paid $264,131 in shareholder services fees and $264,131 in distribution fees, a portion of which was paid to Renaissance Capital Investments, an affiliate.

Sunstone Financial Group, Inc.

                  Sunstone  Financial  Group,  Inc.,  which  has  its  principal
custodial  address  at  803  West  Michigan  Street,  Suite  A,  Milwaukee,   WI
53233-2301, serves a the IPO Fund's Transfer and Dividend Disbursing Agent.

                  Custodian.

                  UMB Bank, n.a., serves as the custodian for the IPO Fund. Under the terms of the Custodial Agreement, UMB Bank, n.a. is responsible for the receipt and delivery of the IPO Fund's securities and cash. UMB Bank, n.a., does not exercise any supervisory functions over the management of the IPO Fund or the purchase and sale of securities.



                  Independent Certified Public Accountants, Tait Weller & Baker, 8 Penn Plaza, Suite 800, Philadelphia, PA 19103, serves as independent certified public accountants for the IPO Fund. They are responsible for performing an audit for the IPO Fund's year-end financial statements as well as providing accounting and tax advice for the management of the IPO Fund.

                             BROKERAGE ARRANGEMENTS

Orders for the purchase and sale of portfolio securities are placed with brokers and dealers who, in the judgment of Renaissance Capital, are able to execute them as expeditiously as possible and at the best obtainable price. Purchases and sales of securities which are not listed or traded on a securities exchange will ordinarily be executed with primary market makers acting as principal, except when it is determined that better prices and executions may otherwise be obtained. Renaissance Capital is also authorized to place purchase or sale orders with brokers or dealers who may charge a commission in excess of that charged by other brokers or dealers if the amount of the commission is reasonable in relation to the value of the brokerage and research services provided. Such services may include but are not limited to information as to the availability of securities for purchase and sale; statistical or factual information or opinions pertaining to investments; and appraisals or evaluations of portfolio securities. Such allocations will be in such amounts and in such proportions as Renaissance Capital may determine. A portion of the IPO Fund's brokerage commissions may be paid to Renaissance Capital Investments, Inc. (the "Broker/Dealer"), an affiliate of Renaissance Capital.

Renaissance Capital undertakes that such higher commissions will not be paid by the IPO Fund unless (1) Renaissance Capital determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of Renaissance Capital's overall responsibilities to the IPO Fund, (2) such payment is made in compliance with the provisions of Section 28 (e) of the Securities and Exchange Act of 1934 and other applicable state and federal laws, and (3) in the opinion of Renaissance Capital the total commissions paid by the IPO Fund are reasonable in relation to the expected benefits to the IPO Fund over the long term. The investment advisory fees paid by the IPO Fund under the investment advisory agreement are not reduced as a result of the IPO Fund's receipt of research services. For the period from December 18, 1997 to September 30, 1998, the IPO Fund paid $20,079 in brokerage commissions. For the 12 month period ended September 30, 1998, the IPO Fund paid $18,726 in brokerage commissions. For the 12-month period ended September 30, 2000, the IPO Fund paid $148,980 in brokerage commissions.

Consistent with both the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such policies as the Board of Trustees may determine, and subject to seeking best execution, Renaissance Capital may consider sales of shares of the IPO Fund as a factor in the selection of dealers to execute portfolio transactions for the IPO Fund.

The Board of Trustees has adopted procedures incorporating the standards of Rule 17e-1 under the 1940 Act which requires that the commissions paid to the Broker/Dealer or any other "affiliated person" be "reasonable and fair" compared to the commissions paid to other brokers in connection with comparable transactions. The procedures require that Renaissance Capital furnish reports to the Trustees with respect to the payment of commissions to affiliated brokers and maintain records with respect thereto.

Section 10(f) of the 1940 Act generally prohibits an investment company from acquiring, during the existence of any underwriting or selling syndicate, any securities the principal underwriter of which is affiliated with the investment company's investment adviser. Rule 10f-3, however, permits an investment company to purchase such securities if certain procedures are followed. These conditions include (i) that the securities to be purchased are part of a registered offering or are municipal securities; (ii) that the securities are purchased at not more than the public offering price; (iii) that the securities are offered pursuant to an underwriting agreement; (iv) that the commissions paid are fair and reasonable; (v) that the securities meet certain qualifications and ratings;
(vi) that the amount of securities purchased are limited to up to 25% of the principal amount of the offering; and (vii) that the investment company may not purchase such securities directly or indirectly from certain affiliated persons. The procedures must be approved and reviewed annually by the Board of Trustees of the investment company.

                                HOW TO BUY SHARES

                        (See also "Net Asset Value"and "Investing in the IPO Fund"in the IPO Fund's Prospectus)

Shares of the IPO Fund are purchased at the net asset value next calculated after receipt of a purchase order. The IPO Fund reserves the right to reduce or waive the minimum purchase requirements in certain cases such as pursuant to payroll deduction plans, etc., where subsequent and continuing purchases are contemplated. Shares of the IPO Fund may be purchased by various tax-sheltered retirement plans. Upon request, the Broker/Dealer will provide information regarding eligibility and permissible contributions. Because a retirement plan is designed to provide benefits in future years, it is important that the investment objective of the IPO Fund be consistent with the participant's retirement objectives and time horizon. Premature withdrawals from a retirement plan may result in adverse tax consequences. For more complete information, contact the Broker/Dealer at 1-888-IPO-FUND during New York Stock Exchange business hours.

                              HOW TO REDEEM SHARES

                                  (See also "Redeeming IPO Fund Shares" in the
IPO Fund's Prospectus)

The right of redemption may be suspended, or the date of payment postponed by the IPO Fund under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closures, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the IPO Fund of securities owned by it is not reasonably practical, or (b) it is not reasonably practical for the IPO Fund to determine the fair value of its net assets; (3) for such other periods as the SEC may by order permit for the protection of the IPO Fund's shareholders.

It is possible that conditions may exist in the future which would, in the opinion of the Board of Trustees, make it undesirable for the IPO Fund to pay for redemptions in cash. In such cases the Board may authorize payment to be made in portfolio securities or other property of the IPO Fund. However, the IPO Fund has obligated itself under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the IPO Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities may incur brokerage costs on their sales.

                             VALUATION OF SECURITIES

Portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the close price is used if it is between the bid and the asked prices. Otherwise the mean price is used. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the IPO Fund's Board of Trustees. Expenses and fees, including the management fee and distribution and service fees, are accrued daily and taken into account for the purpose of determining the net asset value of the IPO Fund's shares.

Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board of Trustees, are valued at fair value as determined in good faith by the Board of Trustees. The Board of Trustees will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Board of Trustees generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board of Trustees if the Trustees believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board of Trustees.

                                      TAXES

The IPO Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, the IPO Fund will not be subject to Federal income taxes to the extent that it distributes its net investment income and realized net capital gains.

Distributions of investment income and of the excess of net short-term capital gain over net long-term capital loss are taxable as ordinary income (whether or not reinvested in additional IPO Fund shares). Distributions of the excess of net long-term capital gain over net short-term capital loss (net capital gains) are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the IPO Fund have been held by such shareholders and regardless of whether the distribution is received in cash or in additional shares of the IPO Fund. It is expected that dividends will constitute a small portion of the IPO Fund's gross income.

The Code requires each regulated investment company to pay a nondeductible 4% excise tax to the extent the company does not distribute, during each calendar year, an amount equal to 98% of its ordinary income for such calendar year and 98% of its capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. The IPO Fund anticipates that it will make sufficient timely distributions to avoid imposition of the excise tax.

Options and futures contracts entered into by the IPO Fund will be subject to special tax rules. These rules may accelerate income to the IPO Fund, defer IPO Fund losses, cause adjustments in the holding periods of IPO Fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. As a result, these rules could affect the amount, timing and character of IPO Fund distributions.

A distribution by the IPO Fund will result in a reduction in the IPO Fund's net asset value per share. Such a distribution is taxable to the shareholder as ordinary income or capital gain as described above even though, from an investor standpoint, it may constitute a return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a return of capital on the distribution that nevertheless is taxable to them. All distributions, whether received in cash or reinvested in shares, must be reported by each shareholder on his or her federal income tax return. Under the Code, dividends declared by the IPO Fund in October, November and December of any calendar year, and payable to shareholders of record in such a month, shall be deemed to have been received by the shareholder on December 31 of such calendar year if such dividend is actually paid in January of the following calendar year. The IPO Fund intends to pay all dividends during the month of December so that it will not be affected by this rule.

A shareholder may realize a capital gain or capital loss on the sale or redemption of shares of the IPO Fund. The tax consequences of a sale or redemption depend on several factors, including the shareholder's tax basis in the shares sold or redeemed and the length of time the shares have been held. Basis in the shares may be the actual cost of those shares (net asset value of the IPO Fund shares on purchase or reinvestment date). Under certain circumstances, a loss on the sale or redemption of shares held for six months or less may be treated as a long-term capital loss to the extent that the IPO Fund has distributed long-term capital gain dividends on such shares. Moreover, a loss on a sale or redemption of IPO Fund shares will be disallowed to the extent the shareholder purchases other shares of the IPO Fund within 30 days before or after the date the shares are sold or redeemed.

For Federal income tax purposes, distributions paid from net investment income and from any realized net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Dividends are taxable as ordinary income, whereas capital gain distributions are taxable as long-term capital gains. The 70% dividends-received deduction for corporations will apply only to the proportionate share of the dividend attributable to dividends received by the IPO Fund from domestic corporations.

Any dividend or capital gain distribution paid shortly after a purchase of shares of the IPO Fund will have the effect of reducing the per share net asset value of such share by the amount of the dividend or distribution. Furthermore, even if the net asset value of the shares of the IPO Fund immediately after a dividend or distribution is less than the cost of such shares to the investor, the dividend or distribution will be taxable to the investor.

The IPO Fund is required to withhold federal income tax at a rate of 31% ("backup withholding") from dividend payments and redemption and exchange proceeds if an investor fails furnish the IPO Fund with his social security number or other tax identification number or fails to certify under penalty of perjury that such number is correct or that he is not subject to backup withholding due to the underreporting of income. The certification form is included as part of the share purchase application and should be completed when the account is opened. Corporations, other exempt individuals or entities, and foreign individuals that furnish the IPO Fund with proper notification of their foreign status will not be subject to backup withholding.

This section is not intended to be a full discussion of present or proposed federal income tax laws and the effect of such laws on an investor. Investors are urged to consult their respective tax advisers for a complete review of the tax ramifications of an investment in the IPO Fund.

                             PERFORMANCE INFORMATION

                                     General

From time to time, quotations of the IPO Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures are calculated in the following manner.

                           Average Annual Total Return

Average annual total return is the average annual compound rate of return for periods of one year, five years, and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the IPO Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in IPO Fund shares. Average annual total return is calculated by computing the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

T = (ERV/P)1/n - 1

               Where:

               T      =    Average annual total return

               P      =    A hypothetical initial investment of $1,000

               n      =    Number of years

               ERV = Ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

It should be noted that average annual total return is based on historical earnings and based on changes in market conditions and the level of the IPO Fund's expenses.

In connection with communicating its average annual total return to current or prospective shareholders, the IPO Fund also may compare these figures to the performance of other mutual funds tracked by the mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management cost.

                       Comparison of Portfolio Performance

Comparison of the quoted non-standardized performance of various investments is valid only if performance is calculated in the same manner. Because there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the IPO Fund with performance equated with respect to other investment companies or types of investments.

Marketing and other IPO Fund literature may include a description of the potential risks and rewards associated with an investment in the IPO Fund. The description may include a "risk/return spectrum" which compares the IPO Fund to other Funds investing in IPOs or broad categories of funds, such as money market, bond or equity funds, in terms of potential risk and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

                             ADDITIONAL INFORMATION

                              Description of Shares

Renaissance Capital Funds is a Delaware business trust. The Delaware Trust Instrument authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value. The Trust Instrument authorizes the Trustees to divide or redivide any unissued shares of the Renaissance Capital Funds into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in their discretion. When issued for payment, as described in the Prospectus and this Statement of Additional Information, Renaissance Capital Fund's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of Renaissance
Capital Funds, shares of the IPO Fund are entitled to receive the assets available for distribution belonging to the IPO Fund, and a proportionate distribution, based upon the relative asset values of the respective funds of the Renaissance Capital Funds, of any general assets not belonging to any particular fund that are available for distribution.

Shares of Renaissance Capital Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. On any matter submitted to a vote of the shareholders, all shares are voted separately by individual series (funds), and whenever the Trustees determine that the matter affects only certain series, may be submitted for a vote by only such series, except (1) when required by the 1940 Act, shares are voted in the aggregate and not by individual series; and (2) when the Trustees have determined that the matter affects the interests of more than one series and that voting by shareholders of all series would be consistent with the 1940 Act, then the shareholders of all such series shall be entitled to vote thereon (either by individual series or by shares voted in the aggregate, as the Trustees in their discretion may determine). The Trustees may also determine that a matter affects only the interests of one or more classes of a series, in which case (or if required under the 1940 Act) such matter shall be voted on by such class or classes. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a vote of the holders of at least two-thirds of the outstanding shares of Renaissance Capital Funds. A meeting shall be held for such purpose upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders meeting the qualifications of Section 16(c) of the 1940 Act, (i.e. persons who have been shareholders for at least six months, and who hold shares having a net asset value of at least $25,000 or constituting 1% of the outstanding shares) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, Renaissance Capital Funds will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

                        Shareholder and Trustee Liability

The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Delaware Trust Instrument provides that shareholders of Renaissance Capital Funds shall not be liable for the obligations of Renaissance Capital Funds. The Delaware Trust Instrument also provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Delaware Trust Instrument also provides that Renaissance Capital Funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Renaissance Capital Funds, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

The Delaware Trust Instrument states further that no Trustee, officer, or agent of Renaissance Capital Funds shall be personally liable in connection with the administration or preservation of the assets of the IPO Fund or the conduct of Renaissance Capital Funds's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or Renaissance Capital Funds shall look solely to the assets of Renaissance Capital Funds for payment.

                                            FINANCIAL STATEMENTS

The financial statements and Report of Independent Accounts for the year ended September 30, 2000 are contained in the Annual Report, which is hereby incorporated by reference.

 OTHER INFORMATION

ITEM 23. Exhibits

                      (a) Amended Certificate of Trust dated October 30, 1997 is incorporated herein by reference to Exhibit 99.B1(a) to the Registrant's Registration Statement on Form N-1A filed electronically on October 31, 1997, accession number 0001026634-97-0000012.

                           Delaware Trust Instrument dated January 8, 1997 is incorporated herein by reference to Exhibit 99.B1(b) to the Registrant's Registration Statement on Form N-1A filed electronically on February 6, 1997, accession number 0001026634-97-000003.

                      (b) Bylaws dated February 3, 1997 is incorporated herein by reference to Exhibit 99.B2 to the Registrant's Registration Statement on Form N-1A filed electronically on February 6, 1997, accession number 0001026634-97-000003.

                      (c)  None.

(d) Form of Investment Advisory Agreement between the Registrant and Renaissance Capital Corporation is incorporated herein by reference to Exhibit 99.B5 to the Registrant's Registration Statement on Form N-1A filed electronically on October 31, 1997, accession number 0001026634-97-000012.

                            (e)  Form of Distribution Agreement between
Registrant and Renaissance
Capital Investments, Inc. is incorporated herein by reference to Exhibit99.B6(a) to the Registrant's Registration Statement on Form N-1A filed electronically on October 31, 1997, accession number 0001026634- 97-000012.


                           Form of Selected Dealer Agreement is incorporated herein by reference to Exhibit 99.B6(b) to the Registrant's Registration Statement on Form N-1A filed electronically on October 31, 1997, accession number 0001026634-97-000012.

                      (f)    None.

(g) Form of Domestic Custody Agreement between the Registrant and UMB Bank n.a. is filed herewith.

                           Form of Domestic Custody Agreement between the Registrant and The Chase Manhattan Bank is incorporated herein by reference to Exhibit 99.B8(a) to the Registrant's Registration Statement on Form N-1A filed electronically on October 31, 1997, accession number 0001026634-97-000012.

(h) Form of Administrative and Accounting Services Agreement between the Registrant and Sunstone Financial Group, Inc. is filed herewith.

                  Form of Transfer Agency Services Agreement between the Registrant and Sunstone Financial Group, Inc. is filed herewith.


                           Form of Inbound Call and Fulfillment Agreement
between the Registrant and Sunstone Financial Group, Inc. is filed herewith.

                           Form of Administration, Accounting and Transfer Agency Services Agreement between the Registrant and Chase Global Fund Services Company is incorporated herein by reference to Exhibit 99.B9 to the Registrant's Registration Statement on Form N-1A filed electronically on October 31, 1997, number 0001026634-97-000012.

                      (i) Opinion of Kramer Levin Naftalis & Frankel LLP is hereby incorporated by reference to Exhibit 99.B10
                           (a) to the Registrant's Registration Statement on Form N-1A filed electronically on December 18, 1997, accession number 0001026634-97-000015.

                           Opinion of Morris, Nichols, Arsht & Tunnell is hereby incorporated by reference to Exhibit 99.B10(b) to the Registrants Registration statement of Form N-1A filed electronically on December 18, 1997, accession number 0001026634-97-000015.

                      (j)  Consent of Kramer, Levin, Naftalis & Frankel is
                               filed herewith.

                           Consent of Tait, Weller & Baker is filed herewith.

                      (k)  None.

                      (l) Form of Investment Letter is incorporated herein by reference to Exhibit 99.B13 to the Registrant's Registration Statement on Form N-1A filed electronically on October 31, 1997, accession number 0001026634-97-000012.

                      (m) Form of Rule 12b-1 Distribution Plan is incorporated herein by reference to Exhibit 99.B15 to the Registrant's Registration Statement on Form N-1A filed electronically on October 31, 1997, number
0001026634-97-000012.

(n)      None.

(o)      None

(p)      Form of Code of Ethics is filed herewith


ITEM 24. Persons Controlled By or Under Common Control with Registrant

                  None.



ITEM 25. Indemnification

         Article X, Section 10.02 of the Registrant's Delaware Trust Instrument,
         incorporated   herein   as   Exhibit  2   hereto,   provides   for  the
         indemnification of Registrant's Trustees and officers, as follows:

         Section 10.02  Indemnification.

 (a) Subject to the exceptions and limitations contained in Subsection 10.02(b):

                  (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

      (b)    No indemnification shall be provided hereunder to a Covered Person:

                  (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                  (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

           (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

           (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of Investment Adviser

           Renaissance Capital Corporation, Registrant's investment adviser, is a registered investment adviser providing research on initial public offerings to institutional and individual investors. The directors and officers of
Renaissance Capital Corporation have held the following positions of a substantial nature:

Name                Position with the Adviser        Other Employment
William K. Smith    Chairman of the Board, President Chairman of the Board
and President and Directorof Renaissance Capital Investments, Inc., the underwriter Kathleen Shelton Smith Vice President, Secretary, Secretary, Treasurer and Director Treasurer and Director of the underwriter

Linda R. Killian   Vice President, Assistant Secretary  Vice President,
Assistant Secretary and Director and Director of the underwriter

The business address of each of the officers and directors is 2 Greenwich Plaza, Greenwich, CT 06830.

Item 27.  Principal Underwriters

           (a)     Not applicable.

           (b) Renaissance Capital Investments, Inc. serves as underwriter to the Registrant. The following information is provided with respect to each director, officer or partner of the underwriter:

================================================================================
Name and principal   Positions and offices   Positions and offices
business address     with Underwriter        with Registrant

--------------------------------------------------------------------------------
William K. Smith   Chairman of the Board and President  Chairman of Board,
                                                       President and Trustee
2 Greenwich Plaza
Greenwich, Connecticut 06830
--------------------------------------------------------------------------------
Kathleen Shelton Smith   Secretary, Treasurer and Director  Vice President,
                                                            Treasurer, co-Chief
2 Greenwich Plaza                                 Investment Officer and Trustee
Greenwich, Connecticut 06830
--------------------------------------------------------------------------------
Linda R. Killian       Vice President, Assistant Secretary and  Vice President,
                       Secretary in Chief, Director, Investment Officer, Trustee
2 Greenwich Plaza
Greenwich, Connecticut 06830
================================================================================

           (c)Not applicable.

ITEM 28.   Location of Accounts and Records

           The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") and the Rules thereunder are maintained at the offices of Sunstone Financial Group, 803 West Michigan Avenue, Milwaukee, WI 53201-2133. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Investment Advisory and Other Services" in Part B to this Registration Statement.

ITEM 29.   Management Services

                  Not applicable.

ITEM 30.   Undertakings

                  Registrant undertakes that, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, a shareholder meeting will be called for the purpose of voting upon the removal of a director or directors and that communications with other shareholders will be assisted as provided by Section 16(c) of the 1940 Act.

                                                     SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, and the State of Connecticut on this 31st day of January, 2001.

                                        RENAISSANCE CAPITAL GREENWICH FUNDS


                                        By:
                           William K. Smith, President

           Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 31st day of January, 2001.

Chairman, President                             William K. Smith and Trustee


Vice President, Treasurer,                      Kathleen Shelton Smith

Co-Chief Investment Officer and Trustee         Vice President, Secretary,
--------------------------------------
Linda R. Killian                         Co-Chief Investment Officer and Trustee

                                                              Trustee
Martin V. Alonzo

                                                              Trustee
Warren K. Greene

                                                              Trustee
Philip D. Gunn

_______________________                                       Trustee
G. Peter O'Brien

                                                              Trustee
Gerald W. Puschel

----------------------
By Susan Penry-Williams
     Attorney In Fact

                                                  EXHIBIT INDEX

Exhibit (g) Form of Custody Agreement between the Registrant and UMB Bank, n.a.

Exhibit (h) Form of Administrative and Accounting Services Agreement between the Registrant and Sunstone Financial Group, Inc.

           Form of Transfer Agency Services Agreement between the Registrant and Sunstone Financial Group, Inc.

           Form of Inbound Call and Fulfillment Agreement between the Registrant and Sunstone Financial Services Group, Inc.

Exhibit (j)         Consent of Kramer Levin Naftalis & Frankel LLP.

           Consent of Tait, Weller & Baker.

Exhibit (p)  Form of Code of Ethics

                                CUSTODY AGREEMENT

                             Dated December 4, 2000

                                     Between

                                 UMB BANK, N.A.

                                       and

                       RENAISSANCE CAPITAL GREENWICH FUNDS

                                                               Table of Contents

         SECTION                                                            PAGE
          ----

              1.  Appointment of Custodian                                     1

              2.  Definitions                                                  1
                  (a) Securities                                               1
                  (b) Assets                                                   1
                  (c) Instructions and Special Instructions                    1

              3.  Delivery of Corporate Documents                              2

              4.  Powers and Duties of Custodian and Domestic Subcustodian     2
                  (a) Safekeeping                                              3
                  (b) Manner of Holding Securities                             3
                  (c) Free Delivery of Assets                                  4
                  (d) Exchange of Securities                                   4
                  (e) Purchases of Assets                                      4
                  (f) Sales of Assets                                          5
                  (g) Options                                                  5
                  (h) Futures Contracts                                        6
                  (i) Segregated Accounts                                      6
                  (j) Depositary Receipts                                      6
                  (k) Corporate Actions, Put Bonds, Called Bonds, Etc.,        6
                  (l) Interest Bearing Deposits                                7
                  (m) Foreign Exchange Transactions                            7
                  (n) Pledges or Loans of Securities                           8
                  (o) Stock Dividends, Rights, Etc.                            8
                  (p) Routine Dealings                                         8
                  (q) Collections                                              8
                  (r) Bank Accounts                                            9
                  (s) Dividends, Distributions and Redemption                  9
                  (t) Proceeds from Shares Sold                                9
                  (u) Proxies and Notices; Compliance with the Shareholders
                        Communication Act of 1985                              9
                  (v) Books and Records                                        9
                  (w) Opinion of Fund's Independent Certified
                      Public Accountants                                      10
                  (x) Reports by Independent Certified Public Accountants     10
                  (y) Bills and Others Disbursements                          10

              5.  Subcustodians                                               10
                  (a) Domestic Subcustodians                                  10
                  (b) Foreign Subcustodians                                   10
                  (c) Interim Subcustodians                                   11
                  (d) Special Subcustodians                                   11
                  (e) Termination of a Subcustodian                           11
                  (f) Certification Regarding Foreign Subcustodians           11

              6.  Standard of Care                                            12
                  (a) General Standard of Care                                12
                  (b) Actions Prohibited by Applicable Law, Events
                      Beyond Custodian's Control, Armed                       12
                        Conflict, Sovereign Risk, etc.
                  (c) Liability for Past Records                              12
                  (d) Advice of Counsel                                       12
                  (e) Advice of the Fund and Others                           12
                  (f) Instructions Appearing to be Genuine                    13
                  (g) Exceptions from Liability                               13

              7.  Liability of the Custodian for Actions of Others            13
                  (a) Domestic Subcustodians                                  13
                  (b) Liability for Acts and Omissions of Foreign Subcustodians
                                                                              13
                  (c) Securities Systems, Interim Subcustodians, Special
                      Subcustodians, Securities                               13
                        Depositories and Clearing Agencies
                  (d) Defaults or Insolvency's of Brokers, Banks, Etc.        14
                  (e) Reimbursement of Expenses                               14

              8.  Indemnification                                             14
                  (a) Indemnification by Fund                                 14
                  (b) Indemnification by Custodian                            14

              9.  Advances                                                    14

             10.  Liens                                                       15

             11.  Compensation                                                15

             12.  Powers of Attorney                                          15

             13.  Termination and Assignment                                  15

             14.  Additional Funds                                            15

             15.  Notices                                                     16

             16.  Miscellaneous                                               16

25

                                            CUSTODY AGREEMENT

         This agreement made as of this 4th day of December, 2000, between UMB Bank, n.a., a national banking association with its principal place of business located at Kansas City, Missouri (hereinafter "Custodian"), and each of the Funds listed on Appendix B hereof, together with such additional Funds which shall be made parties to this Agreement by the execution of Appendix B hereto (individually, a "Fund" and collectively, the "Funds").

         WITNESSETH:

         WHEREAS, each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended; and

         WHEREAS, each Fund desires to appoint Custodian as its custodian for the custody of Assets (as hereinafter defined) owned by such Fund which Assets are to be held in such accounts as such Fund may establish from time to time; and

         WHEREAS, Custodian is willing to accept such appointment on the terms and conditions hereof.

         NOW, THEREFORE, in consideration of the mutual promises contained herein, the parties hereto, intending to be legally bound, mutually covenant and agree as follows:

1.  APPOINTMENT OF CUSTODIAN.
    ------------------------

         Each Fund hereby constitutes and appoints the Custodian as custodian of Assets belonging to each such Fund which have been or may be from time to time deposited with the Custodian. Custodian accepts such appointment as a custodian and agrees to perform the duties and responsibilities of Custodian as set forth herein on the conditions set forth herein.

2.  DEFINITIONS.
    -----------

         For purposes of this Agreement, the following terms shall have the meanings so indicated:

         (a) "Security" or "Securities" shall mean stocks, bonds, bills, rights, script, warrants, interim certificates and all negotiable or nonnegotiable paper commonly known as Securities and other instruments or obligations.

         (b) "Assets" shall mean Securities, monies and other property held by the Custodian for the benefit of a Fund.

         (c)(1) "Instructions", as used herein, shall mean: (i) a tested telex, a written (including, without limitation, facsimile transmission) request, direction, instruction or certification signed or initialed by or on behalf of a Fund by an Authorized Person; (ii) a telephonic or other oral communication from a person the Custodian reasonably believes to be an Authorized Person; or (iii) a communication effected directly between an electro-mechanical or electronic device or system (including, without limitation, computers) on behalf of a Fund. Instructions in the form of oral communications shall be confirmed by the appropriate Fund by tested telex or in writing in the manner set forth in clause
(i) above, but the lack of such confirmation shall in no way affect any action taken by the Custodian in reliance upon such oral Instructions prior to the Custodian's receipt of such confirmation. Each Fund authorizes the Custodian to record any and all telephonic or other oral Instructions communicated to the Custodian.

         (c)(2) "Special Instructions", as used herein, shall mean Instructions countersigned or confirmed in writing by the Treasurer or any Assistant Treasurer of a Fund or any other person designated by the Treasurer of such Fund in writing, which countersignature or confirmation shall be included on the same instrument containing the Instructions or on a separate instrument relating thereto.

         (c)(3) Instructions and Special Instructions shall be delivered to the Custodian at the address and/or telephone, facsimile transmission or telex number agreed upon from time to time by the Custodian and each Fund.

         (c)(4) Where appropriate, Instructions and Special Instructions shall be continuing instructions.

3.  DELIVERY OF CORPORATE DOCUMENTS.
    -------------------------------

         Each of the parties to this Agreement represents that its execution does not violate any of the provisions of its respective charter, articles of incorporation, articles of association or bylaws and all required corporate action to authorize the execution and delivery of this Agreement has been taken.

         Each Fund has furnished the Custodian with copies, properly certified or authenticated, with all amendments or supplements thereto, of the following documents:

         (a) Certificate of Incorporation (or equivalent document) of the Fund as in effect on the date hereof;

         (b)  By-Laws of the Fund as in effect on the date hereof;

         (c) Resolutions of the Board of Directors of the Fund appointing the Custodian and approving the form of this Agreement; and

         (d) The Fund's current prospectus and statements of additional information.

         Each Fund shall promptly furnish the Custodian with copies of any updates, amendments or supplements to the foregoing documents.

         In addition, each Fund has delivered or will promptly deliver to the Custodian, copies of the Resolution(s) of its Board of Directors or Trustees and all amendments or supplements thereto, properly certified or authenticated, designating certain officers or employees of each such Fund who will have continuing authority to certify to the Custodian: (a) the names, titles, signatures and scope of authority of all persons authorized to give Instructions or any other notice, request, direction, instruction, certificate or instrument on behalf of each Fund, and (b) the names, titles and signatures of those persons authorized to countersign or confirm Special Instructions on behalf of each Fund (in both cases collectively, the "Authorized Persons" and individually, an "Authorized Person"). Such Resolutions and certificates may be accepted and relied upon by the Custodian as conclusive evidence of the facts set forth therein and shall be considered to be in full force and effect until delivery to the Custodian of a similar Resolution or certificate to the contrary. Upon delivery of a certificate which deletes or does not include the name(s) of a person previously authorized to give Instructions or to countersign or confirm Special Instructions, such persons shall no longer be considered an Authorized Person authorized to give Instructions or to countersign or confirm Special Instructions. Unless the certificate specifically requires that the approval of anyone else will first have been obtained, the Custodian will be under no obligation to inquire into the right of the person giving such Instructions or Special Instructions to do so. Notwithstanding any of the foregoing, no Instructions or Special Instructions received by the Custodian from a Fund will be deemed to authorize or permit any director, trustee, officer, employee, or agent of such Fund to withdraw any of the Assets of such Fund upon the mere receipt of such authorization, Special Instructions or Instructions from such director, trustee, officer, employee or agent.

4.  POWERS AND DUTIES OF CUSTODIAN AND DOMESTIC SUBCUSTODIAN.
    --------------------------------------------------------

         Except for Assets held by any Subcustodian appointed pursuant to Sections 5(b), (c), or (d) of this Agreement, the Custodian shall have and perform the powers and duties hereinafter set forth in this Section 4. For purposes of this Section 4 all references to powers and duties of the "Custodian" shall also refer to any Domestic Subcustodian appointed pursuant to
Section 5(a).

         (a)  Safekeeping.
              -----------

         The Custodian will keep safely the Assets of each Fund which are delivered to it from time to time. The Custodian shall not be responsible for any property of a Fund held or received by such Fund and not delivered to the Custodian.

         (b)  Manner of Holding Securities.
              ----------------------------

               (1) The Custodian shall at all times hold Securities of each Fund either: (i) by physical possession of the share certificates or other instruments representing such Securities in registered or bearer form; or (ii) in book-entry form by a Securities System (as hereinafter defined) in accordance with the provisions of sub-paragraph (3) below.

               (2) The Custodian may hold registrable portfolio Securities which have been delivered to it in physical form, by registering the same in the name of the appropriate Fund or its nominee, or in the name of the Custodian or its nominee, for whose actions such Fund and Custodian, respectively, shall be fully responsible. Upon the receipt of Instructions, the Custodian shall hold such Securities in street certificate form, so called, with or without any indication of fiduciary capacity. However, unless it receives Instructions to the contrary, the Custodian will register all such portfolio Securities in the name of the Custodian's authorized nominee. All such Securities shall be held in an account of the Custodian containing only assets of the appropriate Fund or only assets held by the Custodian as a fiduciary, provided that the records of the Custodian shall indicate at all times the Fund or other customer for which such Securities are held in such accounts and the respective interests therein.

               (3) The Custodian may deposit and/or maintain domestic Securities owned by a Fund in, and each Fund hereby approves use of: (a) The Depository Trust Company; (b) The Participants Trust Company; and (c) any book-entry system as provided in (i) Subpart O of Treasury Circular No. 300, 31 CFR 306.115, (ii) Subpart B of Treasury Circular Public Debt Series No. 27-76, 31 CFR 350.2, or
(iii) the book-entry regulations of federal agencies substantially in the form of 31 CFR 306.115. Upon the receipt of Special Instructions, the Custodian may deposit and/or maintain domestic Securities owned by a Fund in any other domestic clearing agency registered with the Securities and Exchange Commission ("SEC") under Section 17A of the Securities Exchange Act of 1934 (or as may otherwise be authorized by the SEC to serve in the capacity of depository or clearing agent for the Securities or other assets of investment companies) which acts as a Securities depository. Each of the foregoing shall be referred to in this Agreement as a "Securities System", and all such Securities Systems shall be listed on the attached Appendix A. Use of a Securities System shall be in accordance with applicable Federal Reserve Board and SEC rules and regulations, if any, and subject to the following provisions:

                  (i) The Custodian may deposit the Securities directly or through one or more agents or Subcustodians which are also qualified to act as custodians for investment companies.

                  (ii) The Custodian shall deposit and/or maintain the Securities in a Securities System, provided that such Securities are represented in an account ("Account") of the Custodian in the Securities System that includes only assets held by the Custodian as a fiduciary, custodian or otherwise for customers.

                  (iii) The books and records of the Custodian shall at all times identify those Securities belonging to any one or more Funds which are maintained in a Securities System.

                  (iv) The Custodian shall pay for Securities purchased for the account of a Fund only upon (a) receipt of advice from the Securities System that such Securities have been transferred to the Account of the Custodian in accordance with the rules of the Securities System, and (b) the making of an entry on the records of the Custodian to reflect such payment and transfer for the account of such Fund. The Custodian shall transfer Securities sold for the account of a Fund only upon (a) receipt of advice from the Securities System that payment for such Securities has been transferred to the Account of the Custodian in accordance with the rules of the Securities System, and (b) the making of an entry on the records of the Custodian to reflect such transfer and payment for the account of such Fund. Copies of all advices from the Securities System relating to transfers of Securities for the account of a Fund shall be maintained for such Fund by the Custodian. The Custodian shall deliver to a Fund on the next succeeding business day daily transaction reports that shall include each day's transactions in the Securities System for the account of such Fund. Such transaction reports shall be delivered to such Fund or any agent designated by such Fund pursuant to Instructions, by computer or in such other manner as such Fund and Custodian may agree.

                  (v) The Custodian shall, if requested by a Fund pursuant to Instructions, provide such Fund with reports obtained by the Custodian or any Subcustodian with respect to a Securities System's accounting system, internal accounting control and procedures for safeguarding Securities deposited in the Securities System.

                  (vi) Upon receipt of Special Instructions, the Custodian shall terminate the use of any Securities System on behalf of a Fund as promptly as practicable and shall take all actions reasonably practicable to safeguard the Securities of such Fund maintained with such Securities System.

      (c)  Free Delivery of Assets.
           -----------------------

      Notwithstanding any other provision of this Agreement and except as provided in Section 3 hereof, the Custodian, upon receipt of Special Instructions, will undertake to make free delivery of Assets, provided such Assets are on hand and available, in connection with a Fund's transactions and to transfer such Assets to such broker, dealer, Subcustodian, bank, agent, Securities System or otherwise as specified in such Special Instructions.

      (d)  Exchange of Securities.
           ----------------------

      Upon receipt of Instructions, the Custodian will exchange portfolio Securities held by it for a Fund for other Securities or cash paid in connection with any reorganization, recapitalization, merger, consolidation, or conversion of convertible Securities, and will deposit any such Securities in accordance with the terms of any reorganization or protective plan.

      Without Instructions, the Custodian is authorized to exchange Securities held by it in temporary form for Securities in definitive form, to surrender Securities for transfer into a name or nominee name as permitted in Section 4(b)(2), to effect an exchange of shares in a stock split or when the par value of the stock is changed, to sell any fractional shares, and, upon receiving payment therefor, to surrender bonds or other Securities held by it at maturity or call.

      (e)  Purchases of Assets.
           -------------------

         (1) Securities Purchases. In accordance with Instructions, the Custodian shall, with respect to a purchase of Securities, pay for such Securities out of monies held for a Fund's account for which the purchase was made, but only insofar as monies are available therein for such purpose, and receive the portfolio Securities so purchased. Unless the Custodian has received Special Instructions to the contrary, such payment will be made only upon receipt of Securities by the Custodian, a clearing corporation of a national Securities exchange of which the Custodian is a member, or a Securities System in accordance with the provisions of Section 4(b)(3) hereof. Notwithstanding the foregoing, upon receipt of Instructions: (i) in connection with a repurchase agreement, the Custodian may release funds to a Securities System prior to the receipt of advice from the Securities System that the Securities underlying such repurchase agreement have been transferred by book-entry into the Account maintained with such Securities System by the Custodian, provided that the Custodian's instructions to the Securities System require that the Securities System may make payment of such funds to the other party to the repurchase agreement only upon transfer by book-entry of the Securities underlying the repurchase agreement into such Account; (ii) in the case of Interest Bearing Deposits, currency deposits, and other deposits, foreign exchange transactions, futures contracts or options, pursuant to Sections 4(g), 4(h), 4(l), and 4(m) hereof, the Custodian may make payment therefor before receipt of an advice of transaction; and (iii) in the case of Securities as to which payment for the Security and receipt of the instrument evidencing the Security are under generally accepted trade practice or the terms of the instrument representing the Security expected to take place in different locations or through separate parties, such as commercial paper which is indexed to foreign currency exchange rates, derivatives and similar Securities, the Custodian may make payment for such Securities prior to delivery thereof in accordance with such generally accepted trade practice or the terms of the instrument representing such Security.

         (2) Other Assets Purchased. Upon receipt of Instructions and except as otherwise provided herein, the Custodian shall pay
              ----------------------
for and receive other Assets for the account of a Fund as provided in Instructions.

      (f)   Sales of Assets.
            ---------------

         (1) Securities Sold. In accordance with Instructions, the Custodian will, with respect to a sale, deliver or cause to be delivered the Securities thus designated as sold to the broker or other person specified in the Instructions relating to such sale. Unless the Custodian has received Special Instructions to the contrary, such delivery shall be made only upon receipt of payment therefor in the form of: (a) cash, certified check, bank cashier's check, bank credit, or bank wire transfer; (b) credit to the account of the Custodian with a clearing corporation of a national Securities exchange of which the Custodian is a member; or (c) credit to the Account of the Custodian with a Securities System, in accordance with the provisions of Section 4(b)(3) hereof. Notwithstanding the foregoing, Securities held in physical form may be delivered and paid for in accordance with "street delivery custom" to a broker or its clearing agent, against delivery to the Custodian of a receipt for such Securities, provided that the Custodian shall have taken reasonable steps to ensure prompt collection of the payment for, or return of, such Securities by the broker or its clearing agent, and provided further that the Custodian shall not be responsible for the selection of or the failure or inability to perform of such broker or its clearing agent or for any related loss arising from delivery or custody of such Securities prior to receiving payment therefor.

         (2) Other Assets Sold. Upon receipt of Instructions and except as otherwise provided herein, the Custodian shall receive payment for and deliver other Assets for the account of a Fund as provided in Instructions.

      (g)  Options.
           -------

         (1) Upon receipt of Instructions relating to the purchase of an option or sale of a covered call option, the Custodian shall: (a) receive and retain confirmations or other documents, if any, evidencing the purchase or writing of the option by a Fund; (b) if the transaction involves the sale of a covered call option, deposit and maintain in a segregated account the Securities (either physically or by book-entry in a Securities System) subject to the covered call option written on behalf of such Fund; and (c) pay, release and/or transfer such Securities, cash or other Assets in accordance with any notices or other communications evidencing the expiration, termination or exercise of such options which are furnished to the Custodian by the Options Clearing Corporation (the "OCC"), the securities or options exchanges on which such options were traded, or such other organization as may be responsible for handling such option transactions.

         (2) Upon receipt of Instructions relating to the sale of a naked option (including stock index and commodity options), the Custodian, the appropriate Fund and the broker-dealer shall enter into an agreement to comply with the rules of the OCC or of any registered national securities exchange or similar organizations(s). Pursuant to that agreement and such Fund's Instructions, the Custodian shall: (a) receive and retain confirmations or other documents, if any, evidencing the writing of the option; (b) deposit and maintain in a segregated account, Securities (either physically or by book-entry in a
Securities System), cash and/or other Assets; and (c) pay, release and/or transfer such Securities, cash or other Assets in accordance with any such agreement and with any notices or other communications evidencing the expiration, termination or exercise of such option which are furnished to the Custodian by the OCC, the securities or options exchanges on which such options were traded, or such other organization as may be responsible for handling such option transactions. The appropriate Fund and the broker-dealer shall be responsible for determining the quality and quantity of assets held in any segregated account established in compliance with applicable margin maintenance requirements and the performance of other terms of any option contract.

      (h)  Futures Contracts.
           -----------------

      Upon receipt of Instructions, the Custodian shall enter into a futures margin procedural agreement among the appropriate Fund, the Custodian and the designated futures commission merchant (a "Procedural Agreement"). Under the Procedural Agreement the Custodian shall: (a) receive and retain confirmations, if any, evidencing the purchase or sale of a futures contract or an option on a futures contract by such Fund; (b) deposit and maintain in a segregated account cash, Securities and/or other Assets designated as initial, maintenance or variation "margin" deposits intended to secure such Fund's performance of its obligations under any futures contracts purchased or sold, or any options on futures contracts written by such Fund, in accordance with the provisions of any Procedural Agreement designed to comply with the provisions of the Commodity Futures Trading Commission and/or any commodity exchange or contract market (such as the Chicago Board of Trade), or any similar organization(s), regarding such margin deposits; and (c) release Assets from and/or transfer Assets into such margin accounts only in accordance with any such Procedural Agreements. The appropriate Fund and such futures commission merchant shall be responsible for determining the type and amount of Assets held in the segregated account or paid to the broker-dealer in compliance with applicable margin maintenance requirements and the performance of any futures contract or option on a futures contract in accordance with its terms.

      (i)  Segregated Accounts.
           -------------------

      Upon receipt of Instructions, the Custodian shall establish and maintain on its books a segregated account or accounts for and on behalf of a Fund, into which account or accounts may be transferred Assets of such Fund, including Securities maintained by the Custodian in a Securities System pursuant to Paragraph (b)(3) of this Section 4, said account or accounts to be maintained
(i) for the purposes set forth in Sections 4(g), 4(h) and 4(n) and (ii) for the purpose of compliance by such Fund with the procedures required by the SEC Investment Company Act Release Number 10666 or any subsequent release or releases relating to the maintenance of segregated accounts by registered investment companies, or (iii) for such other purposes as may be set forth, from time to time, in Special Instructions. The Custodian shall not be responsible for the determination of the type or amount of Assets to be held in any segregated account referred to in this paragraph, or for compliance by the Fund with required procedures noted in (ii) above.

      (j)  Depositary Receipts.
           -------------------

      Upon receipt of Instructions, the Custodian shall surrender or cause to be surrendered Securities to the depositary used for such Securities by an issuer of American Depositary Receipts or International Depositary Receipts (hereinafter referred to, collectively, as "ADRs"), against a written receipt therefor adequately describing such Securities and written evidence satisfactory to the organization surrendering the same that the depositary has acknowledged receipt of instructions to issue ADRs with respect to such Securities in the name of the Custodian or a nominee of the Custodian, for delivery in accordance with such instructions.

      Upon receipt of Instructions, the Custodian shall surrender or cause to be surrendered ADRs to the issuer thereof, against a written receipt therefor adequately describing the ADRs surrendered and written evidence satisfactory to the organization surrendering the same that the issuer of the ADRs has acknowledged receipt of instructions to cause its depository to deliver the Securities underlying such ADRs in accordance with such instructions.

      (k)  Corporate Actions, Put Bonds, Called Bonds, Etc.
           ------------------------------------------------

      Upon receipt of Instructions, the Custodian shall: (a) deliver warrants, puts, calls, rights or similar Securities to the issuer or trustee thereof (or to the agent of such issuer or trustee) for the purpose of exercise or sale, provided that the new Securities, cash or other Assets, if any, acquired as a result of such actions are to be delivered to the Custodian; and (b) deposit Securities upon invitations for tenders thereof, provided that the consideration for such Securities is to be paid or delivered to the Custodian, or the tendered Securities are to be returned to the Custodian.

      Notwithstanding any provision of this Agreement to the contrary, the Custodian shall take all necessary action, unless otherwise directed to the contrary in Instructions, to comply with the terms of all mandatory or compulsory exchanges, calls, tenders, redemptions, or similar rights of security ownership, and shall notify the appropriate Fund of such action in writing by facsimile transmission or in such other manner as such Fund and Custodian may agree in writing.

      The Fund agrees that if it gives an Instruction for the performance of an act on the last permissible date of a period established by any optional offer or on the last permissible date for the performance of such act, the Fund shall hold the Bank harmless from any adverse consequences in connection with acting upon or failing to act upon such Instructions.

      (l)  Interest Bearing Deposits.
           -------------------------

      Upon receipt of Instructions directing the Custodian to purchase interest bearing fixed term and call deposits (hereinafter referred to, collectively, as "Interest Bearing Deposits") for the account of a Fund, the Custodian shall purchase such Interest Bearing Deposits in the name of such Fund with such banks or trust companies, including the Custodian, any Subcustodian or any subsidiary or affiliate of the Custodian (hereinafter referred to as "Banking
Institutions"), and in such amounts as such Fund may direct pursuant to Instructions. Such Interest Bearing Deposits may be denominated in U.S. dollars or other currencies, as such Fund may determine and direct pursuant to Instructions. The responsibilities of the Custodian to a Fund for Interest Bearing Deposits issued by the Custodian shall be that of a U.S. bank for a similar deposit. With respect to Interest Bearing Deposits other than those issued by the Custodian, (a) the Custodian shall be responsible for the collection of income and the transmission of cash to and from such accounts; and
(b) the Custodian shall have no duty with respect to the selection of the Banking Institution or for the failure of such Banking Institution to pay upon demand.

      (m)  Foreign Exchange Transactions.
           -----------------------------

         (l) Each Fund hereby appoints the Custodian as its agent in the execution of all currency exchange transactions. The Custodian agrees to provide exchange rate and U.S. Dollar information, in writing, to the Funds. Such information shall be supplied by the Custodian at least by the business day prior to the value date of the foreign exchange transaction, provided that the Custodian receives the request for such information at least two business days prior to the value date of the transaction.

         (2) Upon receipt of Instructions, the Custodian shall settle foreign exchange contracts or options to purchase and sell foreign currencies for spot and future delivery on behalf of and for the account of a Fund with such currency brokers or Banking Institutions as such Fund may determine and direct pursuant to Instructions. If, in its Instructions, a Fund does not direct the Custodian to utilize a particular currency broker or Banking Institution, the Custodian is authorized to select such currency broker or Banking Institution as it deems appropriate to execute the Fund's foreign currency transaction.

         (3) Each Fund accepts full responsibility for its use of third party foreign exchange brokers and for execution of said foreign exchange contracts and understands that the Fund shall be responsible for any and all costs and interest charges which may be incurred as a result of the failure or delay of its third party broker to deliver foreign exchange. The Custodian shall have no responsibility or liability with respect to the selection of the currency brokers or Banking Institutions with which a Fund deals or the performance of such brokers or Banking Institutions.

         (4) Notwithstanding anything to the contrary contained herein, upon receipt of Instructions the Custodian may, in connection with a foreign exchange contract, make free outgoing payments of cash in the form of U.S. Dollars or foreign currency prior to receipt of confirmation of such foreign exchange contract or confirmation that the countervalue currency completing such contract has been delivered or received.

         (5) The Custodian shall not be obligated to enter into foreign exchange transactions as principal. However, if the Custodian has made available to a Fund its services as a principal in foreign exchange transactions and subject to any separate agreement between the parties relating to such transactions, the Custodian shall enter into foreign exchange contracts or options to purchase and sell foreign currencies for spot and future delivery on behalf of and for the account of the Fund, with the Custodian as principal.

      (n)  Pledges or Loans of Securities.
           ------------------------------

         (1) Upon receipt of Instructions from a Fund, the Custodian will release or cause to be released Securities held in custody to the pledgees designated in such Instructions by way of pledge or hypothecation to secure loans incurred by such Fund with various lenders including but not limited to UMB Bank, n.a.; provided, however, that the Securities shall be released only upon payment to the Custodian of the monies borrowed, except that in cases where additional collateral is required to secure existing borrowings, further Securities may be released or delivered, or caused to be released or delivered for that purpose upon receipt of Instructions. Upon receipt of Instructions, the Custodian will pay, but only from funds available for such purpose, any such loan upon re-delivery to it of the Securities pledged or hypothecated therefor and upon surrender of the note or notes evidencing such loan. In lieu of delivering collateral to a pledgee, the Custodian, on the receipt of Instructions, shall transfer the pledged Securities to a segregated account for the benefit of the pledgee.

         (2) Upon receipt of Special Instructions, and execution of a separate Securities Lending Agreement, the Custodian will release Securities held in custody to the borrower designated in such Instructions and may, except as otherwise provided below, deliver such Securities prior to the receipt of collateral, if any, for such borrowing, provided that, in case of loans of Securities held by a Securities System that are secured by cash collateral, the Custodian's instructions to the Securities System shall require that the Securities System deliver the Securities of the appropriate Fund to the borrower thereof only upon receipt of the collateral for such borrowing. The Custodian shall have no responsibility or liability for any loss arising from the delivery of Securities prior to the receipt of collateral. Upon receipt of Instructions and the loaned Securities, the Custodian will release the collateral to the borrower.

      (o)  Stock Dividends, Rights, Etc.

      The Custodian shall receive and collect all stock dividends, rights, and other items of like nature and, upon receipt of Instructions, take action with respect to the same as directed in such Instructions.

      (p)  Routine Dealings.
           ----------------

      The Custodian will, in general, attend to all routine and mechanical matters in accordance with industry standards in connection with the sale, exchange, substitution, purchase, transfer, or other dealings with Securities or other property of each Fund except as may be otherwise provided in this Agreement or directed from time to time by Instructions from any particular Fund. The Custodian may also make payments to itself or others from the Assets for disbursements and out-of-pocket expenses incidental to handling Securities or other similar items relating to its duties under this Agreement, provided that all such payments shall be accounted for to the appropriate Fund.

      (q)  Collections.
           -----------

      The Custodian shall (a) collect amounts due and payable to each Fund with respect to portfolio Securities and other Assets; (b) promptly credit to the account of each Fund all income and other payments relating to portfolio Securities and other Assets held by the Custodian hereunder upon Custodian's receipt of such income or payments or as otherwise agreed in writing by the Custodian and any particular Fund; (c) promptly endorse and deliver any instruments required to effect such collection; and (d) promptly execute ownership and other certificates and affidavits for all federal, state, local and foreign tax purposes in connection with receipt of income or other payments with respect to portfolio Securities and other Assets, or in connection with the transfer of such Securities or other Assets; provided, however, that with respect to portfolio Securities registered in so-called street name, or physical Securities with variable interest rates, the Custodian shall use its best efforts to collect amounts due and payable to any such Fund. The Custodian shall notify a Fund in writing by facsimile transmission or in such other manner as such Fund and Custodian may agree in writing if any amount payable with respect to portfolio Securities or other Assets is not received by the Custodian when due. The Custodian shall not be responsible for the collection of amounts due and payable with respect to portfolio Securities or other Assets that are in default.

      (r)  Bank Accounts.
           -------------

      Upon Instructions, the Custodian shall open and operate a bank account or accounts on the books of the Custodian; provided that such bank account(s) shall be in the name of the Custodian or a nominee thereof, for the account of one or more Funds, and shall be subject only to draft or order of the Custodian. The responsibilities of the Custodian to any one or more such Funds for deposits accepted on the Custodian's books shall be that of a U.S. bank for a similar deposit.

      (s)  Dividends, Distributions and Redemptions.
           ----------------------------------------

      To enable each Fund to pay dividends or other distributions to shareholders of each such Fund and to make payment to shareholders who have requested repurchase or redemption of their shares of each such Fund (collectively, the "Shares"), the Custodian shall release cash or Securities insofar as available. In the case of cash, the Custodian shall, upon the receipt of Instructions, transfer such funds by check or wire transfer to any account at any bank or trust company designated by each such Fund in such Instructions. In the case of Securities, the Custodian shall, upon the receipt of Special
Instructions, make such transfer to any entity or account designated by each such Fund in such Special Instructions.

      (t)  Proceeds from Shares Sold.
           -------------------------

      The Custodian shall receive funds representing cash payments received for shares issued or sold from time to time by each Fund, and shall credit such funds to the account of the appropriate Fund. The Custodian shall notify the appropriate Fund of Custodian's receipt of cash in payment for shares issued by such Fund by facsimile transmission or in such other manner as such Fund and the Custodian shall agree. Upon receipt of Instructions, the Custodian shall: (a) deliver all federal funds received by the Custodian in payment for shares as may be set forth in such Instructions and at a time agreed upon between the Custodian and such Fund; and (b) make federal funds available to a Fund as of specified times agreed upon from time to time by such Fund and the Custodian, in the amount of checks received in payment for shares which are deposited to the accounts of such Fund.

      (u) Proxies and Notices; Compliance with the Shareholders Communication Act of 1985.
           ---------------------------------------------------------------------

      The Custodian shall deliver or cause to be delivered to the appropriate Fund all forms of proxies, all notices of meetings, and any other notices or announcements affecting or relating to Securities owned by such Fund that are received by the Custodian, any Subcustodian, or any nominee of either of them, and, upon receipt of Instructions, the Custodian shall execute and deliver, or cause such Subcustodian or nominee to execute and deliver, such proxies or other authorizations as may be required. Except as directed pursuant to Instructions, neither the Custodian nor any Subcustodian or nominee shall vote upon any such Securities, or execute any proxy to vote thereon, or give any consent or take any other action with respect thereto.

      The Custodian will not release the identity of any Fund to an issuer which requests such information pursuant to the Shareholder Communications Act of 1985 for the specific purpose of direct communications between such issuer and any such Fund unless a particular Fund directs the Custodian otherwise in writing.

      (v)  Books and Records.
           -----------------

      The Custodian shall maintain such records relating to its activities under this Agreement as are required to be maintained by Rule 31a-1 under the Investment Company Act of 1940 ("the 1940 Act") and to preserve them for the periods prescribed in Rule 31a-2 under the 1940 Act. These records shall be open for inspection by duly authorized officers, employees or agents (including independent public accountants) of the appropriate Fund during normal business hours of the Custodian.

      The Custodian shall provide accountings relating to its activities under this Agreement as shall be agreed upon by each Fund and the Custodian.

      (w)  Opinion of Fund's Independent Certified Public Accountants.
           ----------------------------------------------------------

      The Custodian shall take all reasonable action as each Fund may request to obtain from year to year favorable opinions from each such Fund's independent certified public accountants with respect to the Custodian's activities hereunder and in connection with the preparation of each such Fund's periodic reports to the SEC and with respect to any other requirements of the SEC.

      (x)  Reports by Independent Certified Public Accountants.
           ---------------------------------------------------

      At the request of a Fund, the Custodian shall deliver to such Fund a written report prepared by the Custodian's independent certified public accountants with respect to the services provided by the Custodian under this Agreement, including, without limitation, the Custodian's accounting system, internal accounting control and procedures for safeguarding cash, Securities and other Assets, including cash, Securities and other Assets deposited and/or maintained in a Securities System or with a Subcustodian. Such report shall be of sufficient scope and in sufficient detail as may reasonably be required by such Fund and as may reasonably be obtained by the Custodian.

      (y)  Bills and Other Disbursements.
           -----------------------------

      Upon receipt of Instructions, the Custodian shall pay, or cause to be paid, all bills, statements, or other obligations of a Fund.

5.  SUBCUSTODIANS.
    -------------

      From time to time, in accordance with the relevant provisions of this Agreement, the Custodian may appoint one or more Domestic Subcustodians, Foreign Subcustodians, Special Subcustodians, or Interim Subcustodians (as each are hereinafter defined) to act on behalf of any one or more Funds. A Domestic Subcustodian, in accordance with the provisions of this Agreement, may also appoint a Foreign Subcustodian, Special Subcustodian, or Interim Subcustodian to act on behalf of any one or more Funds. For purposes of this Agreement, all Domestic Subcustodians, Foreign Subcustodians, Special Subcustodians and Interim Subcustodians shall be referred to collectively as "Subcustodians".

      (a)  Domestic Subcustodians.
           ----------------------

      The Custodian may, at any time and from time to time, appoint any bank as defined in Section 2(a)(5) of the 1940 Act or any trust company or other entity, any of which meet the requirements of a custodian under Section 17(f) of the 1940 Act and the rules and regulations thereunder, to act for the Custodian on behalf of any one or more Funds as a subcustodian for purposes of holding Assets of such Fund(s) and performing other functions of the Custodian within the United States (a "Domestic Subcustodian"). Each Fund shall approve in writing the appointment of the proposed Domestic Subcustodian; and the Custodian's appointment of any such Domestic Subcustodian shall not be effective without such prior written approval of the Fund(s). Each such duly approved Domestic Subcustodian shall be listed on Appendix A attached hereto, as it may be amended, from time to time.

      (b)  Foreign Subcustodians.
           ---------------------

      The Custodian may at any time appoint, or cause a Domestic Subcustodian to appoint, any bank, trust company or other entity meeting the requirements of an "eligible foreign custodian" under Section 17(f) of the 1940 Act and the rules and regulations thereunder to act for the Custodian on behalf of any one or more Funds as a subcustodian or sub-subcustodian (if appointed by a Domestic Subcustodian) for purposes of holding Assets of the Fund(s) and performing other functions of the Custodian in countries other than the United States of America (hereinafter referred to as a "Foreign Subcustodian" in the context of either a subcustodian or a sub-subcustodian); provided that the Custodian shall have obtained written confirmation from each Fund of the approval of the Board of Directors or other governing body of each such Fund (which approval may be withheld in the sole discretion of such Board of Directors or other governing body or entity) with respect to (i) the identity of any proposed Foreign Subcustodian (including branch designation), (ii) the country or countries in which, and the securities depositories or clearing agencies (hereinafter "Securities Depositories and Clearing Agencies"), if any, through which, the Custodian or any proposed Foreign Subcustodian is authorized to hold Securities and other Assets of each such Fund, and (iii) the form and terms of the subcustodian agreement to be entered into with such proposed Foreign
Subcustodian. Each such duly approved Foreign Subcustodian and the countries where and the Securities Depositories and Clearing Agencies through which they may hold Securities and other Assets of the Fund(s) shall be listed on Appendix A attached hereto, as it may be amended, from time to time. Each Fund shall be responsible for informing the Custodian sufficiently in advance of a proposed investment which is to be held in a country in which no Foreign Subcustodian is authorized to act, in order that there shall be sufficient time for the Custodian, or any Domestic Subcustodian, to effect the appropriate arrangements with a proposed Foreign Subcustodian, including obtaining approval as provided in this Section 5(b). In connection with the appointment of any Foreign Subcustodian, the Custodian shall, or shall cause the Domestic Subcustodian to, enter into a subcustodian agreement with the Foreign Subcustodian in form and substance approved by each such Fund. The Custodian shall not consent to the amendment of, and shall cause any Domestic Subcustodian not to consent to the amendment of, any agreement entered into with a Foreign Subcustodian, which materially affects any Fund's rights under such agreement, except upon prior written approval of such Fund pursuant to Special Instructions.

      (c)  Interim Subcustodians.
           ---------------------

      Notwithstanding the foregoing, in the event that a Fund shall invest in an Asset to be held in a country in which no Foreign Subcustodian is authorized to act, the Custodian shall notify such Fund in writing by facsimile transmission or in such other manner as such Fund and the Custodian shall agree in writing of the unavailability of an approved Foreign Subcustodian in such country; and upon the receipt of Special Instructions from such Fund, the Custodian shall, or shall cause its Domestic Subcustodian to, appoint or approve an entity (referred to herein as an "Interim Subcustodian") designated in such Special Instructions to hold such Security or other Asset.

      (d)  Special Subcustodians.
           ---------------------

      Upon receipt of Special Instructions, the Custodian shall, on behalf of a Fund, appoint one or more banks, trust companies or other entities designated in such Special Instructions to act for the Custodian on behalf of such Fund as a subcustodian for purposes of: (i) effecting third-party repurchase transactions with banks, brokers, dealers or other entities through the use of a common custodian or subcustodian; (ii) providing depository and clearing agency services with respect to certain variable rate demand note Securities, (iii) providing depository and clearing agency services with respect to dollar denominated Securities, and (iv) effecting any other transactions designated by such Fund in such Special Instructions. Each such designated subcustodian (hereinafter referred to as a "Special Subcustodian") shall be listed on Appendix A attached hereto, as it may be amended from time to time. In connection with the appointment of any Special Subcustodian, the Custodian shall enter into a subcustodian agreement with the Special Subcustodian in form and substance approved by the appropriate Fund in Special Instructions. The Custodian shall not amend any subcustodian agreement entered into with a Special Subcustodian, or waive any rights under such agreement, except upon prior approval pursuant to Special Instructions.

      (e)  Termination of a Subcustodian.
           -----------------------------

      The Custodian may, at any time in its discretion upon notification to the appropriate Fund(s), terminate any Subcustodian of such Fund(s) in accordance with the termination provisions under the applicable subcustodian agreement, and upon the receipt of Special Instructions, the Custodian will terminate any Subcustodian in accordance with the termination provisions under the applicable subcustodian agreement.

      (f)  Certification Regarding Foreign Subcustodians.
           ---------------------------------------------

      Upon request of a Fund, the Custodian shall deliver to such Fund a certificate stating: (i) the identity of each Foreign Subcustodian then acting on behalf of the Custodian; (ii) the countries in which and the Securities Depositories and Clearing Agencies through which each such Foreign Subcustodian is then holding cash, Securities and other Assets of such Fund; and (iii) such other information as may be requested by such Fund, and as the Custodian shall be reasonably able to obtain, to evidence compliance with rules and regulations under the 1940 Act.

6.   STANDARD OF CARE.
     ----------------

      (a)  General Standard of Care.
           ------------------------

      The Custodian shall be liable to a Fund for all losses, damages and reasonable costs and expenses suffered or incurred by such Fund resulting from the negligence or willful misfeasance of the Custodian; provided, however, in no event shall the Custodian be liable for special, indirect or consequential damages arising under or in connection with this Agreement.

      (b) Actions Prohibited by Applicable Law, Events Beyond Custodian's Control, Sovereign Risk, Etc.
           --------------------------------------------------------------- -----

      In no event shall the Custodian or any Domestic Subcustodian incur liability hereunder (i) if the Custodian or any Subcustodian or Securities System, or any subcustodian, Securities System, Securities Depository or Clearing Agency utilized by the Custodian or any such Subcustodian, or any nominee of the Custodian or any Subcustodian (individually, a "Person") is prevented, forbidden or delayed from performing, or omits to perform, any act or thing which this Agreement provides shall be performed or omitted to be performed, by reason of: (a) any provision of any present or future law or regulation or order of the United States of America, or any state thereof, or of any foreign country, or political subdivision thereof or of any court of competent jurisdiction (and neither the Custodian nor any other Person shall be obligated to take any action contrary thereto); or (b) any event beyond the control of the Custodian or other Person such as armed conflict, riots, strikes, lockouts, labor disputes, equipment or transmission failures, natural disasters, or failure of the mails, transportation, communications or power supply; or (ii) for any loss, damage, cost or expense resulting from "Sovereign Risk." A "Sovereign Risk" shall mean nationalization, expropriation, currency devaluation, revaluation or fluctuation, confiscation, seizure, cancellation, destruction or similar action by any governmental authority, de facto or de jure; or enactment, promulgation, imposition or enforcement by any such governmental authority of currency restrictions, exchange controls, taxes, levies or other charges affecting a Fund's Assets; or acts of armed conflict, terrorism, insurrection or revolution; or any other act or event beyond the Custodian's or such other Person's control.

      (c)  Liability for Past Records.
           --------------------------

      Neither the Custodian nor any Domestic Subcustodian shall have any liability in respect of any loss, damage or expense suffered by a Fund, insofar as such loss, damage or expense arises from the performance of the Custodian or any Domestic Subcustodian in reliance upon records that were maintained for such Fund by entities other than the Custodian or any Domestic Subcustodian prior to the Custodian's employment hereunder.

      (d)  Advice of Counsel.
           -----------------

      The Custodian and all Domestic Subcustodians shall be entitled to receive and act upon advice of counsel of its own choosing on all matters. The Custodian and all Domestic Subcustodians shall be without liability for any actions taken or omitted in good faith pursuant to the advice of counsel.

      (e)  Advice of the Fund and Others.
           -----------------------------

      The Custodian and any Domestic Subcustodian may rely upon the advice of any Fund and upon statements of such Fund's accountants and other persons believed by it in good faith to be expert in matters upon which they are consulted, and neither the Custodian nor any Domestic Subcustodian shall be liable for any actions taken or omitted, in good faith, pursuant to such advice or statements.

f)  Instructions Appearing to be Genuine.
    ------------------------------------

      The Custodian and all Domestic Subcustodians shall be fully protected and indemnified in acting as a custodian hereunder upon any Resolutions of the Board of Directors or Trustees, Instructions, Special Instructions, advice, notice, request, consent, certificate, instrument or paper appearing to it to be genuine and to have been properly executed and shall, unless otherwise specifically provided herein, be entitled to receive as conclusive proof of any fact or matter required to be ascertained from any Fund hereunder a certificate signed by any officer of such Fund authorized to countersign or confirm Special Instructions.

      (g)  Exceptions from Liability.
           -------------------------

      Without limiting the generality of any other provisions hereof, neither the Custodian nor any Domestic Subcustodian shall be under any duty or obligation to inquire into, nor be liable for:

           (i) the validity of the issue of any Securities purchased by or for any Fund, the legality of the purchase thereof or evidence of ownership required to be received by any such Fund, or the propriety of the decision to purchase or amount paid therefor;

           (ii) the legality of the sale of any Securities by or for any Fund, or the propriety of the amount for which the same were sold; or

           (iii) any other expenditures, encumbrances of Securities, borrowings or similar actions with respect to any Fund's Assets;

and may, until notified to the contrary, presume that all Instructions or Special Instructions received by it are not in conflict with or in any way contrary to any provisions of any such Fund's Declaration of Trust, Partnership Agreement, Articles of Incorporation or By-Laws or votes or proceedings of the shareholders, trustees, partners or directors of any such Fund, or any such Fund's currently effective Registration Statement on file with the SEC.

7.  LIABILITY OF THE CUSTODIAN FOR ACTIONS OF OTHERS.
    ------------------------------------------------

      (a)  Domestic Subcustodians

      The Custodian shall be liable for the acts or omissions of any Domestic Subcustodian to the same extent as if such actions or omissions were performed by the Custodian itself.

      (b)  Liability for Acts and Omissions of Foreign Subcustodians.
           ---------------------------------------------------------

      The Custodian shall be liable to a Fund for any loss or damage to such Fund caused by or resulting from the acts or omissions of any Foreign Subcustodian to the extent that, under the terms set forth in the subcustodian agreement between the Custodian or a Domestic Subcustodian and such Foreign Subcustodian, the Foreign Subcustodian has failed to perform in accordance with the standard of conduct imposed under such subcustodian agreement and the Custodian or Domestic Subcustodian recovers from the Foreign Subcustodian under the applicable subcustodian agreement.

      (c) Securities Systems, Interim Subcustodians, Special Subcustodians, Securities Depositories and Clearing Agencies.
           ---------------------------------------------------------------------

      The Custodian shall not be liable to any Fund for any loss, damage or expense suffered or incurred by such Fund resulting from or occasioned by the actions or omissions of a Securities System, Interim Subcustodian, Special Subcustodian, or Securities Depository and Clearing Agency unless such loss, damage or expense is caused by, or results from, the negligence or willful misfeasance of the Custodian.

      (d)  Defaults or Insolvency's of Brokers, Banks, Etc.
           -----------------------------------------------

      The Custodian shall not be liable for any loss, damage or expense suffered or incurred by any Fund resulting from or occasioned by the actions, omissions, neglects, defaults or insolvency of any broker, bank, trust company or any other person with whom the Custodian may deal (other than any of such entities acting as a Subcustodian, Securities System or Securities Depository and Clearing Agency, for whose actions the liability of the Custodian is set out elsewhere in this Agreement) unless such loss, damage or expense is caused by, or results from, the negligence or willful misfeasance of the Custodian.

      (e)  Reimbursement of Expenses.
           -------------------------

      Each Fund agrees to reimburse the Custodian for all out-of-pocket expenses incurred by the Custodian in connection with this Agreement, but excluding salaries and usual overhead expenses.

8.  INDEMNIFICATION.
    ---------------

      (a)  Indemnification by Fund.
           -----------------------

      Subject to the limitations set forth in this Agreement, each Fund agrees to indemnify and hold harmless the Custodian and its nominees from all losses, damages and expenses (including attorneys' fees) suffered or incurred by the Custodian or its nominee caused by or arising from actions taken by the Custodian, its employees or agents in the performance of its duties and obligations under this Agreement, including, but not limited to, any indemnification obligations undertaken by the Custodian under any relevant subcustodian agreement; provided, however, that such indemnity shall not apply to the extent the Custodian is liable under Sections 6 or 7 hereof.

      If any Fund requires the Custodian to take any action with respect to Securities, which action involves the payment of money or which may, in the opinion of the Custodian, result in the Custodian or its nominee assigned to such Fund being liable for the payment of money or incurring liability of some other form, such Fund, as a prerequisite to requiring the Custodian to take such action, shall provide indemnity to the Custodian in an amount and form satisfactory to it.

      (b)  Indemnification by Custodian.
           ----------------------------

      Subject to the limitations set forth in this Agreement and in addition to the obligations provided in Sections 6 and 7, the Custodian agrees to indemnify and hold harmless each Fund from all losses, damages and expenses suffered or incurred by each such Fund caused by the negligence or willful misfeasance of the Custodian.

9.  ADVANCES.

      In the event that, pursuant to Instructions, the Custodian or any Subcustodian, Securities System, or Securities Depository or Clearing Agency acting either directly or indirectly under agreement with the Custodian (each of which for purposes of this Section 9 shall be referred to as "Custodian"), makes any payment or transfer of funds on behalf of any Fund as to which there would be, at the close of business on the date of such payment or transfer, insufficient funds held by the Custodian on behalf of any such Fund, the Custodian may, in its discretion without further Instructions, provide an advance ("Advance") to any such Fund in an amount sufficient to allow the completion of the transaction by reason of which such payment or transfer of funds is to be made. In addition, in the event the Custodian is directed by Instructions to make any payment or transfer of funds on behalf of any Fund as to which it is subsequently determined that such Fund has overdrawn its cash account with the Custodian as of the close of business on the date of such payment or transfer, said overdraft shall constitute an Advance. Any Advance shall be payable by the Fund on behalf of which the Advance was made on demand by Custodian, unless otherwise agreed by such Fund and the Custodian, and shall accrue interest from the date of the Advance to the date of payment by such Fund to the Custodian at a rate agreed upon in writing from time to time by the Custodian and such Fund. It is understood that any transaction in respect of which the Custodian shall have made an Advance, including but not limited to a foreign exchange contract or transaction in respect of which the Custodian is not acting as a principal, is for the account of and at the risk of the Fund on behalf of which the Advance was made, and not, by reason of such Advance, deemed to be a transaction undertaken by the Custodian for its own account and risk. The Custodian and each of the Funds which are parties to this Agreement acknowledge that the purpose of Advances is to finance temporarily the purchase or sale of Securities for prompt delivery in accordance with the settlement terms of such transactions or to meet emergency expenses not reasonably foreseeable by a Fund. The Custodian shall promptly notify the appropriate Fund of any Advance. Such notification shall be sent by facsimile transmission or in such other manner as such Fund and the Custodian may agree.

10.  LIENS.
     -----

      The Bank shall have a lien on the Property in the Custody Account to secure payment of fees and expenses for the services rendered under this Agreement. If the Bank advances cash or securities to the Fund for any purpose or in the event that the Bank or its nominee shall incur or be assessed any taxes, charges, expenses, assessments, claims or liabilities in connection with the performance of its duties hereunder, except such as may arise from its or its nominee's negligent action, negligent failure to act or willful misconduct, any Property at any time held for the Custody Account shall be security therefor and the Fund hereby grants a security interest therein to the Bank. The Fund shall promptly reimburse the Bank for any such advance of cash or securities or any such taxes, charges, expenses, assessments, claims or liabilities upon request for payment, but should the Fund fail to so reimburse the Bank, the Bank shall be entitled to dispose of such Property to the extent necessary to obtain reimbursement. The Bank shall be entitled to debit any account of the Fund with the Bank including, without limitation, the Custody Account, in connection with any such advance and any interest on such advance as the Bank deems reasonable.

11.  COMPENSATION.
     ------------

      Each Fund will pay to the Custodian such compensation as is agreed to in writing by the Custodian and each such Fund from time to time. Said compensation is detailed herein as Appendix C. Such compensation, together with all amounts for which the Custodian is to be reimbursed in accordance with Section 7(e), shall be billed to each such Fund and paid in cash to the Custodian.

12.  POWERS OF ATTORNEY.
     ------------------

      Upon request, each Fund shall deliver to the Custodian such proxies, powers of attorney or other instruments as may be reasonable and necessary or desirable in connection with the performance by the Custodian or any Subcustodian of their respective obligations under this Agreement or any applicable subcustodian agreement.

13.  TERMINATION AND ASSIGNMENT.
     --------------------------

      Any Fund or the Custodian may terminate this Agreement by notice in writing, delivered or mailed, postage prepaid (certified mail, return receipt requested) to the other not less than 90 days prior to the date upon which such termination shall take effect. Upon termination of this Agreement, the appropriate Fund shall pay to the Custodian such fees as may be due the Custodian hereunder as well as its reimbursable disbursements, costs and expenses paid or incurred. Upon termination of this Agreement, the Custodian shall deliver, at the terminating party's expense, all Assets held by it hereunder to the appropriate Fund or as otherwise designated by such Fund by Special Instructions. Upon such delivery, the Custodian shall have no further obligations or liabilities under this Agreement except as to the final resolution of matters relating to activity occurring prior to the effective date of termination.

      This Agreement may not be assigned by the Custodian or any Fund without the respective consent of the other, duly authorized by a resolution by its Board of Directors or Trustees.

14.  ADDITIONAL FUNDS.
     ----------------

      An additional Fund or Funds may become a party to this Agreement after the date hereof by an instrument in writing to such effect signed by such Fund or Funds and the Custodian. If this Agreement is terminated as to one or more of the Funds (but less than all of the Funds) or if an additional Fund or Funds shall become a party to this Agreement, there shall be delivered to each party an Appendix B or an amended Appendix B, signed by each of the additional Funds (if any) and each of the remaining Funds as well as the Custodian, deleting or adding such Fund or Funds, as the case may be. The termination of this Agreement as to less than all of the Funds shall not affect the obligations of the Custodian and the remaining Funds hereunder as set forth on the signature page hereto and in Appendix B as revised from time to time.

15.  NOTICES.
     -------

      As to each Fund, notices, requests, instructions and other writings delivered to Sunstone Financial Group, 803 W. Michigan Street, Suite A, Milwaukee, WI 53233-2301, postage prepaid, or to such other address as any particular Fund may have designated to the Custodian in writing, shall be deemed to have been properly delivered or given to a Fund.

      Notices, requests, instructions and other writings delivered to the Securities Administration department of the Custodian at its office at 928 Grand Blvd., 10th Floor, Attn: Bonnie Johnson, Kansas City, Missouri 64106, or mailed postage prepaid, to the Custodian's Securities Administration department, Post Office Box 226, Attn: Bonnie Johnson, Kansas City, Missouri 64141, or to such other addresses as the Custodian may have designated to each Fund in writing, shall be deemed to have been properly delivered or given to the Custodian hereunder; provided, however, that procedures for the delivery of Instructions and Special Instructions shall be governed by Section 2(c) hereof.

16.  MISCELLANEOUS.
     -------------

      (a) This Agreement is executed and delivered in the State of Missouri and shall be governed by the laws of such state.

      (b) All of the terms and provisions of this Agreement shall be binding upon, and inure to the benefit of, and be enforceable by the respective successors and assigns of the parties hereto.

      (c) No provisions of this Agreement may be amended, modified or waived, in any manner except in writing, properly executed by both parties hereto; provided, however, Appendix A may be amended from time to time as Domestic
Subcustodians, Foreign Subcustodians, Special Subcustodians, and Securities Depositories and Clearing Agencies are approved or terminated according to the terms of this Agreement.

      (d) The captions in this Agreement are included for convenience of reference only, and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.

      (e)  This Agreement shall be effective as of the date of execution hereof.

      (f) This Agreement may be executed simultaneously in two or more counterparts, each of which will be deemed an original, but all of which together will constitute one and the same instrument.

      (g) The following terms are defined terms within the meaning of this Agreement, and the definitions thereof are found in the following sections of the Agreement:

Term                                                Section
----                                                -------
Account                                             4(b)(3)(ii)
ADR'S                                               4(j)
Advance                                             9
Assets                                              2(b)
Authorized Person                                   3
Banking Institution                                 4(1)
Domestic Subcustodian                               5(a)
Foreign Subcustodian                                5(b)
Instruction                                         2(c)(1)
Interim Subcustodian                                5(c)
Interest Bearing Deposit                            4(1)
Liens                                               10
OCC                                                 4(g)(1)
Person                                              6(b)
Procedural Agreement                                4(h)
SEC                                                 4(b)(3)
Securities                                          2(a)
Securities Depositories and Clearing Agencies       5(b)
Securities System                                   4(b)(3)
Shares                                              4(s)
Sovereign Risk                                      6(b)
Special Instruction                                 2(c)(2)
Special Subcustodian                                5(d)
Subcustodian                                        5
1940 Act                                            4(v)

         (h) If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid by any court of competent jurisdiction, the remaining portion or portions shall be considered severable and shall not be affected, and the rights and obligations of the parties shall be construed and enforced as if this Agreement did not contain the particular part, term or provision held to be illegal or invalid.

         (i) This Agreement constitutes the entire understanding and agreement of the parties hereto with respect to the subject matter hereof, and accordingly supersedes, as of the effective date of this Agreement, any custodian agreement heretofore in effect between the Fund and the Custodian.

         IN WITNESS WHEREOF, the parties hereto have caused this Custody Agreement to be executed by their respective duly authorized officers.

B.       RENAISSANCE CAPITAL GREENWICH FUNDS

Attest: By:
------------------------------------------------------
--------------------------------------------------  Name: Linda Killian

---------------------------------------------------

Title
--------------------------------------------------- Date:    December 4, 2000
                             ---------------------------------------------------


UMB BANK, N.A.

Attest:      By:
------------------------------------------------------
                             ---------------------------------------------------

                              Name:  Ralph R. Santoro

                             ---------------------------------------------------

                                                 Title:    Senior Vice President

                             ---------------------------------------------------

                                                       Date:    December 4, 2000
                             ---------------------------------------------------

                                   APPENDIX A

                                CUSTODY AGREEMENT

DOMESTIC SUBCUSTODIANS:

            Brown Brothers Harriman & Co. (Foreign Securities Only)



SECURITIES SYSTEMS:

            Federal Book Entry
            Participant Trust Company
            Depository Trust Company

SPECIAL SUBCUSTODIANS:

                            SECURITIES DEPOSITORIES
COUNTRIES                   FOREIGN SUBCUSTODIANS         CLEARING AGENCIES
---------                   ---------------------         -----------------

                                                                       Euroclear

C.       RENAISSANCE CAPITAL GREENWICH FUNDS               UMB BANK, N.A.

By:                                                        By:
------------------------------------------------------     ---------------------

Name:  Linda Killian                                     Name:  Ralph R. Santoro
------------------------------------------------------     ---------------------

Title:                                           Title:    Senior Vice President

------------------------------------------------------     ---------------------

Date:    December 4, 2000                              Date:    December 4, 2000
------------------------------------------------------     ---------------------

KL2:2083237.1

KL2:2083237.1

                                   APPENDIX B

                                CUSTODY AGREEMENT

         The following open-end management investment companies ("Funds") are hereby made parties to the Custody Agreement dated December 4, 2000, with UMB Bank, n.a. ("Custodian") and Renaissance Capital Greenwich Funds, and agree to be bound by all the terms and conditions contained in said Agreement:

                                             RENAISSANCE CAPITAL GREENWICH FUNDS

                                    D.       RENAISSANCE CAPITAL GREENWICH FUNDS

Attest:                                                    By:
------------------------------------------------------
                                                           ---------------------

                               Name: Linda Killian

                                                           ---------------------

                                                           Title
                                                           --------------------

                                                      Date:     December 4, 2000
                                                           ---------------------


                                 UMB BANK, N.A.

Attest:                                                    By:
------------------------------------------------------
                                                           ---------------------

                                                         Name:  Ralph R. Santoro

                                                           ---------------------

                                                 Title:    Senior Vice President

                                                           ---------------------

                                                       Date:    December 4, 2000
                                                           ---------------------

                                   APPENDIX C

                                 UMB Bank, n.a.

                 Schedule of Fees for Domestic Custody Services

                   Prepared for The IPO Plus Aftermarket Fund

Net Asset Value Fees

--------------------------------------------------------------------------------
         To be computed as of month-end on the average net asset value of each portfolio at the annual rate of: .90 basis point on the first $100,000,000; plus .75 basis point on the next $100,000,000; plus .50 basis point in excess of $200,000,000;

               *Subject to a $250 per month minimum per portfolio

Portfolio Transaction Fees

--------------------------------------------------------------------------------
*DTC - Equities                                                            $4.00
*DTC - Fixed Income                                                         7.00
*PTC                                                                       12.00
*Fed Book Entry                                                             8.00
*Physical                                                                  40.00
 Principal Paydown                                                          5.00
 Option (Initial Only)/Future                                              25.00
 Corporate Action/Call/Reorg                                               25.00
*Third-Party VRDN (Bank Book Entry)                                        15.00
*UMB Repurchase Agreement                                                   5.00
*Tri-Party Repurchase Agreement                                            15.00
 Wires In/Out & Checks Issued (Non-Settlement Related)                     10.00
*Fund of Fund Security Transaction
   ~ In-house Sweep (Scout &/or MMF)                                   no charge
   ~ Preferred List**                                                      10.00
   ~ All other                                                             25.00
  Fund of Fund Dividend Transaction

   ~ Sweep Income                                                      no charge
   ~ Preferred List**                                                       5.00
   ~ All other                                                             10.00
           *A transaction includes buys, sells, maturities, or free security movements.

Out-of-Pocket Expenses

--------------------------------------------------------------------------------
         Includes, but is not limited to, security transfer fees, certificate fees, shipping/courier fees or charges, FDIC insurance premiums, specialized programming charges, legal review/processing of restricted and private placement securities and system access/connect charges.

                                  This fee schedule  pertains to custody of U.S.
                    Domestic assets only. Fees for services not contemplated by this schedule will be negotiated on a case-by-case basis.

Exhibit H:

                  ADMINISTRATION AND FUND ACCOUNTING AGREEMENT

       THIS AGREEMENT is made as of this 1st day of October, 2000, by and between Renaissance Capital Greenwich Funds, a Delaware business trust (the "Trust"), and Sunstone Financial Group, Inc., a Wisconsin corporation (the "Administrator").

       WHEREAS, the Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") and is authorized to issue shares of beneficial interests (the "Shares") in separate series with each such series representing interests in a separate portfolio of securities and other assets; and

       WHEREAS, the Trust and the Administrator desire to enter into an agreement pursuant to which the Administrator shall provide administration and fund accounting services to such investment portfolios of the Trust as are listed on Schedule A hereto and any additional investment portfolios the Trust and Administrator may agree upon and include on Schedule A as such Schedule may be amended from time to time (such investment portfolios and any additional investment portfolios are individually referred to as a "Fund" and collectively the "Funds").

       NOW, THEREFORE, in consideration of the mutual promises and agreements herein contained and other good and valuable consideration, the receipt of which is hereby acknowledged, the parties hereto, intending to be legally bound, do hereby agree as follows:

1.     Appointment

       The Trust hereby appoints the Administrator as administrator and fund accountant of the Funds for the period and on the terms set forth in this Agreement. The Administrator accepts such appointment and agrees to render the services herein set forth, for the compensation herein provided.

2.     Services as Administrator

(a) Subject to the direction and control of the Trust's Board of Trustees and utilizing information provided by the Trust and its agents, the Administrator will provide the services listed on Schedule B hereto. The duties of the Administrator shall be confined to those expressly set forth therein, and no implied duties are assumed by or may be asserted against the Administrator hereunder.

       (b) The Trustees of the Trust shall cause the officers, investment adviser, legal counsel, independent accountants, transfer agent, custodian and other service providers for the Funds to cooperate with the Administrator and to provide the Administrator with such information, documents and advice relating to the Funds and the Trust as requested by the Administrator, in order to enable the Administrator to perform its duties hereunder. In connection with its duties hereunder, the Administrator shall be entitled to rely, and shall be held harmless by the Trust when acting in reliance (without investigation or verification), upon the instruction, advice, information or any documents relating to the Funds or the Trust provided to the Administrator by an officer or representative of the Funds or by any of the aforementioned persons. The Administrator shall be entitled to rely on any document that it reasonably believes to be genuine and to have been signed or presented by the proper party. Fees charged by such persons shall be an expense of the Trust. The Administrator shall not be held to have notice of any change of authority of any officer, agent, representative or employee of the Trust until receipt of written notice thereof from the Trust.

       (c) To the extent required by Rule 31a-3 under the 1940 Act, the Administrator hereby agrees that all records which it maintains for the Trust pursuant to its duties hereunder are the property of the Trust and further agrees to surrender promptly to the Trust any of such records upon the Trust's request. Subject to the terms of Section 6, and where applicable, the Administrator further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records described in Schedule B which are maintained by the Administrator for the Trust.

                           (d)      It is understood that in determining
security valuations, the Administrator employs one or more pricing services to determine valuations of portfolio securities for purposes of calculating net asset values of the Funds. The Administrator shall identify to the Trust and the Board of Trustees any such pricing service(s) utilized on behalf of the Trust. The Administrator is authorized to rely on the prices provided by such service(s) or by the Funds' investment adviser(s) or other authorized representatives of the Funds, and shall not be liable for losses to the Trust, its securityholders or otherwise as a result of its reliance on the valuations provided by the approved pricing service(s) or representatives or its reliance on security valuation procedures established by the Trust.

       (e) The Trust's Board of Trustees and the Funds' investment adviser have and retain primary responsibility for all compliance matters relating to the Funds including but not limited to compliance with the 1940 Act, the Internal Revenue Code of 1986, as amended, and the policies and limitations of each Fund relating to the portfolio investments as set forth in the Prospectus and Statement of Additional Information. Sunstone's monitoring and other functions hereunder shall not relieve the Board and the investment adviser of their primary day-to-day responsibility for assuring such compliance.

3.     Fees; Delegation; Expenses

       (a) In consideration of the services rendered pursuant to this Agreement, the Trust will pay the Administrator a fee, computed daily and payable monthly, plus out-of-pocket expenses, each as provided in Schedule C hereto. Fees shall be paid by each Fund at a rate that would aggregate at least the applicable minimum fee for each Fund.

                           (b)      Sunstone may, at its option, arrange to have
various service providers submit invoices directly to the Trust for payment of out of pocket expenses reimbursable hereunder. All invoices rendered by Sunstone shall be paid within thirty (30) days of the date of invoice ("Due Date"). If requested by Sunstone, out-of-pocket expenses are payable in advance. In the event Sunstone requests advance payment, Sunstone shall not be obligated to incur such expenses or perform the related Service(s) until payment is received.

       (c) The Trust is aware that its failure to remit to Sunstone all amounts due on or before the Due Date will cause Sunstone to incur costs not contemplated by this Agreement, including, but not limited to carrying, processing and accounting charges. Accordingly, in the event that Sunstone does not receive any amounts due hereunder by the Due Date, the Trust agrees to pay a late charge on the overdue amount equal to one-twelve (1/12) of the Prime Rate, as reported on or after the Due Date by the Wall Street Journal, per month, or the maximum amount permitted by law, whichever is less. In addition, the Trust shall pay Sunstone's reasonable attorney's fees and court costs if any amounts due Sunstone are collected by or through an attorney. The parties hereby agree that such late charge represents a fair and reasonable computation of the costs incurred by reason of the Trust's late payment. Acceptance of such late charge shall in no event constitute a waiver by Sunstone of the Trust's default or prevent Sunstone from exercising any other rights and remedies available to it.

       (d) In the event that any charges are disputed, the Trust shall, on or before the Due Date, pay all undisputed amounts due hereunder and notify Sunstone in writing of any disputed charges for out-of-pocket expenses which it is disputing in good faith. Payment for such disputed charges shall be due on or before the close of the fifth (5th) business day after the day on which Sunstone provides to the Trust documentation which an objective observer would agree reasonably supports the disputed charges (the "Revised Due Date"). Late charges shall not begin to accrue as to charges disputed in good faith until the first day after the Revised Due Date.

       (e) For the purpose of determining fees payable to the Administrator, net asset value shall be computed in accordance with the Trust's Prospectus(es) and resolutions of the Trust's Board of Trustees. The fee for the period from the day of the month this Agreement is entered into until the end of that month shall be pro-rated according to the proportion that such period bears to the full monthly period. Upon any termination of this Agreement before the end of any month, the fee for such part of a month shall be pro-rated according to the proportion which such period bears to the full monthly period and shall be payable upon the date of termination of this Agreement. Should the Trust be liquidated, merged with or acquired by another fund or investment company, any accrued fees shall be immediately payable.

       (f) The Administrator will bear all expenses incurred by it in connection with the performance of its services under Section 2, except as otherwise provided herein. The Administrator shall not be required to pay or finance any costs and expenses incurred in the operation of the Funds, including, but not limited to: taxes; interest; brokerage fees and commissions; salaries, fees and expenses of officers and Trustees; Securities and Exchange Commission (the "Commission") fees and state Blue Sky fees; advisory fees; charges of custodians, transfer agents, dividend disbursing and accounting services agents and other service providers; security pricing services; insurance premiums; outside auditing and legal expenses; costs of organization and maintenance of corporate existence; taxes and fees payable to federal, state and other governmental agencies; preparation, typesetting, printing, proofing and mailing of prospectuses, statements of additional information, supplements, notices, forms and applications and proxy materials for regulatory purposes and for distribution to current shareholders; preparation, typesetting, printing, proofing and mailing and other costs of shareholder reports; expenses in connection with the electronic transmission of documents and information including electronic filings with the Commission and the states; research and statistical data services; expenses incidental to holding meetings of the Fund's shareholders and Trustees; fees and expenses associated with internet, e-mail and other related activities; and extraordinary expenses. Expenses incurred for distribution of shares, including the typesetting, printing, proofing and mailing of prospectuses for persons who are not shareholders of the Trust, will be borne by the Funds' investment adviser, except for such expenses permitted to be paid by the Trust under a distribution plan adopted in accordance with applicable laws. Administrator shall not be required to pay any Blue Sky fees unless and until it has received the amount of such fees from the Trust.

4.     Proprietary and Confidential Information

                           The Administrator agrees on behalf of itself and its
employees to treat confidentially and as proprietary
information of the Trust all records relative to the Funds' shareholders, and not to use such records and information for any purpose other than performance of its responsibilities and duties hereunder, except after prior notification to and approval by the Trust, which approval shall not be unreasonably withheld and may not be withheld where the Administrator may be exposed to civil or criminal proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, when subject to governmental or regulatory audit or investigation, or when so requested by the Trust. Records and information which have become known to the public through no wrongful act of the
Administrator or any of its employees, agents or representatives, and information which was already in the possession of the Administrator prior to receipt thereof, shall not be subject to this paragraph.

5.     Limitation of Liability

                            (a)    The Administrator shall not be liable for any
error of judgment or mistake of law or for any loss
suffered by the Funds in connection with the matters to which this Agreement relates, except for a loss resulting from the Administrator's willful misfeasance, bad faith or negligence in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Furthermore, the Administrator shall not be liable for any action taken or omitted to be taken in accordance with written or oral instructions received by the Administrator from an officer or representative of the Trust.

                           (b)  The Administrator assumes no responsibility
hereunder, and shall not be liable, for any default, damage, loss of data, errors, delay or any other loss whatsoever caused by events beyond its reasonable control. The Administrator will, however, take all reasonable steps to minimize service interruptions for any period that such interruption continues beyond its control.

                           (c)      In no event and under no circumstances shall
the Administrator, its affiliates or any of its or their officers, directors, members, agents or employees be liable to anyone, including, without limitation, the other party, under any theory of tort, contract, strict liability or other legal or equitable theory for lost profits, exemplary, punitive, special, indirect or consequential damages for any act or failure to act under any provision of this Agreement regardless of whether such damages were foreseeable and even if advised of the possibility thereof.

6.     Term

                           (a)      This Agreement shall become effective with
respect to each Fund listed on Schedule A hereof as of the date hereof and, with respect to each Fund not in existence on that date, on the date an amendment to Schedule A to this Agreement relating to that Fund is executed. This Agreement shall continue in effect with respect to each Fund until October 1, 2002 (the "Initial Term"). Thereafter, if not terminated as provided herein, this Agreement shall continue automatically in effect as to each Fund for successive annual periods.

                           (b)      This Agreement may be terminated with
respect to any one or more particular Funds without penalty after the Initial Term (i) upon mutual consent of the parties, or (ii) by either party upon not less than sixty (60) days' written notice to the other party (which notice may be waived by the party entitled to the notice). The terms of this Agreement shall not be waived, altered, modified, amended or supplemented in any manner whatsoever except by a written instrument signed by the Administrator and the Trust.

                           (c)      Notwithstanding anything herein to the
contrary, upon the termination of this Agreement or the liquidation of a Fund or the Trust, the Administrator shall deliver the records of the Fund(s) and/or Trust as the case may be to the Trust or person(s) designated by the Trust at the Trust's cost and expense, and thereafter the Trust or its designee shall be solely responsible for preserving the records for the periods required by all applicable laws, rules and regulations. In addition, in the event of termination of this Agreement, or the proposed liquidation or merger of the Trust or a Fund(s), and the Trust requests the Administrator to provide services in connection therewith, the Administrator shall provide such services and be entitled to such compensation as the parties may mutually agree.

7.     Non-Exclusivity

       The services of the Administrator rendered to the Trust are not deemed to be exclusive. The Administrator may render such services and any other services to others, including other investment companies. The Trust recognizes that from time to time directors, officers and employees of the Administrator may serve as trustees, directors, officers and employees of other entities (including other investment companies), and that the Administrator or its affiliates may enter into other agreements with such other entities.

8.     Governing Law; Invalidity

       This Agreement shall be governed by Wisconsin law, excluding the laws on conflicts of laws. To the extent that the applicable laws of the State of Wisconsin, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control, and nothing herein shall be construed in a manner inconsistent with the 1940 Act or any rule or order of the Commission thereunder. Any provision of this Agreement which may be determined by competent authority to be prohibited or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such prohibition or unenforceability without invalidating the remaining provisions hereof, and any such prohibition or unenforceability in any jurisdiction shall not invalidate or render unenforceable such provision in any other jurisdiction. In such case, the parties shall in good faith modify or substitute such provision consistent with the original intent of the parties.

9.     Notices

       Any notice required or permitted to be given by either party to the other shall be in writing and shall be deemed to have been given when sent by registered or certified mail, postage prepaid, return receipt requested, as follows: Notice to the Administrator shall be sent to Sunstone Financial Group, Inc., 207 East Buffalo Street, Suite 400, Milwaukee, WI, 53202, Attention:
Miriam M. Allison, with a copy to General Counsel, and notice to the Trust shall be sent to Renaissance Capital Greenwich Funds, 325 Greenwich Avenue, Greenwich, CT, 06830, Attention: President.

10.    Entire Agreement

       This Agreement constitutes the entire Agreement of the parties hereto.

11.    Trust Limitations

       This Agreement is executed by the Trust with respect to each of the Funds and the obligations hereunder are not binding upon any of the Trustees, officers or shareholders of the Trust individually but are binding only upon the Fund to which such obligations pertain and the assets and property of such Fund. All obligations of the Trust under this Agreement shall apply only on a Fund-by-Fund basis, and the assets of one Fund shall not be liable for the obligations of another Fund. The Fund's Declaration of Trust is on file with the Secretary of State of Delaware.

12.     Counterparts

       This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original agreement but such counterparts shall together constitute but one and the same instrument.

       IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by a duly authorized officer as of the day and year first above written.

                                             RENAISSANCE CAPITAL GREENWICH FUNDS
                                             (the "Trust")

                                   By:__________________________________________
                                    President

                                                  SUNSTONE FINANCIAL GROUP, INC.
                                                  ("Administrator")


                                                     By:________________________
                                    President

                                   Schedule A

                                     to the

                  Administration and Fund Accounting Agreement

                                 by and between

                       Renaissance Capital Greenwich Funds

                                       and

                         Sunstone Financial Group, Inc.

                                  Name of Funds

                            IPO Plus Aftermarket Fund

                                   Schedule B

                                     to the

                  Administration and Fund Accounting Agreement

                                 by and between

                       Renaissance Capital Greenwich Funds

                                       and

                         Sunstone Financial Group, Inc.

                                    SERVICES

                  Subject to the direction and control of the Trust's Board of Trustees and utilizing information provided by the Trust and its agents, the Administrator will:

|X|      provide office space, facilities, equipment and personnel to carry out its services hereunder

|X| compile data for and prepare with respect to the Funds timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act and Semi-Annual Reports on Form N-SAR;

|X| assist in the preparation for execution by the Trust and file all federal income and excise tax returns and state income tax returns (and such other required tax filings as may be agreed to by the parties) other than those required to be made by the Trust's custodian or transfer agent, subject to review and approval of the Trust and the Trust's independent accountants;

|X| prepare the financial statements for the Annual and Semi-Annual Reports required pursuant to Section 30(d) under the 1940 Act and assist the Trust's independent auditor with its annual audit as may reasonably be requested by the auditor;

|X|      provide  financial and Fund performance  information for inclusion in the Registration Statement for the Trust (on Form N-1A or any replacement therefor) and any amendments thereto;

|X| determine and periodically monitor each Fund's income and expense accruals and cause all appropriate expenses to be paid from Trust assets on proper authorization from the Trust;

|X|      calculate daily net asset values and income factors of each Fund;

|X|      maintain all general ledger accounts and related subledgers;

|X|      perform security valuations using pricing services;

|X|      assist in the  acquisition  of the Trust 's fidelity  bond  required by the 1940 Act, monitor the amount of the bond and make the necessary Commission filings related thereto;

|X| from time to time as the Administrator deems appropriate, check each Fund's compliance with the policies and limitations of each Fund relating to the portfolio investments as set forth in the Prospectus and Statement of Additional Information and monitor each Fund's status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (but these functions shall not relieve the Trust 's investment adviser and sub-advisers, if any, of their primary day-to-day responsibility for assuring such compliance);

|X|   maintain,   and/or   coordinate  with  the  other  service  providers  the
      maintenance of, the accounts, books and other documents required pursuant to Rule 31a-1(a) and (b) under the 1940 Act;

|X| prepare and/or file state securities registration compliance filings, with the advice of the Trust's legal counsel, in accordance with instructions from the Trust, which instructions will include the states to qualify in, the amounts of Shares to initially and subsequently qualify and the warning threshold to be maintained (commencing November 1, 2000);

|X| develop with legal counsel and the secretary of the Trust an agenda for each board meeting and, if requested by the Trustees, attend board meetings and prepare minutes;

|X| prepare and distribute materials for the quarterly board meetings consisting of compliance reports, financial and administrative reports, performance reviews, sales reports, summaries of dividends and distributions and such other reports and analyses as mutually agreed by the parties;

|X|      report fund performance to such outside services as mutually agreed by the parties;

|X|      prepare Form 1099s for Trustees and other fund vendors;

|X|      calculate  dividend  and  capital  gains  distributions  subject to review and approval by the Trust and its independent accountants; and

|X|      generally assist in the Trust 's administrative operations as mutually agreed to by the parties.

The duties of the Administrator shall be confined to those expressly set forth herein, and no implied duties are assumed by or may be asserted against the Administrator hereunder.

                                   Schedule C

                                     to the

                  Administration and Fund Accounting Agreement

                                 by and between

                       Renaissance Capital Greenwich Funds

                                       and

                         Sunstone Financial Group, Inc.

E.       Asset Based Fees

------------------------- -------------------------------------- ---------------
(i)Name of Fund     F. Average Net Assets    G.Basis Points*     H.      Minimum
         ------------                   ------------------         ---------- --
                                                            --------------------

                                                            I.       Annual Fee*
                                                                      ----------
------------------------- -------------------------------------- ---------------
------------------------- -------------------------------------- ---------------
(i)              J.                             K.                            L.

(ii)     IPO Plus

                                  Aftermarket          18.0 basis points (0.18%)
                          Up to $50 Million Fund                         $75,000
------------------------- -------------------------------------- ---------------
------------------------- -------------------------------------- ---------------
10.0 basis points (0.10%)
                         $50 Million to $100 Million

------------------------- -------------------------------------- ---------------
------------------------- -------------------------------------- ----- ---------
                  $100 Million to $250 Million           7.0 basis points (.07%)
------------------------- ------------------------------------------
------------------------- -------------------------------------- ---------
                  $250 Million to $500 Million           3.0 basis points (.03%)
------------------------- -------------------------------------- ---------------
------------------------- -------------------------------------- ---------------
                  Over $500 Million                      3.0 basis points (.03%)
------------------------- -------------------------------------- ---------------
------------------------- -------------------------- ---- ----------------------

------------------------- ------------------------------------------------------

The minimum annual fee is subject to an annual escalation of five percent (5%), which escalation shall be effective commencing one year from the effective date of each Fund and the corresponding date each year thereafter. No amendment of this Schedule B shall be required with each escalation. The foregoing fee schedule assumes a single class of shares for each Fund. Additional fees shall apply when adding any additional Fund(s) and/or classes including compensation for the Administrator's services in connection with the organization of the new Fund(s) or classes. The Administrator shall provide such services and be entitled to such compensation as the parties may mutually agree in writing.

The resulting asset based fee shall be reduced by $362.50 per month to reflect the fact the Administrator will not commence preparing and/or filing state securities registration compliance filings until a date mutually agreed upon by the parties.

Out-of-Pocket and Other Related Expenses

The Trust shall also pay/reimburse the Administrator's out-of-pocket and other related expenses. Out-of-pocket expenses include, but are not limited to, travel, lodging and meals in connection with travel in connection with Board meetings and otherwise on behalf of the Trust, programming and related expenses (previously incurred or to be incurred by Administrator) in connection with providing electronic transmission of data between the Administrator and the Funds' other service providers, brokers, dealers and depositories, fees and expenses of pricing services, fees of research services including Lexis/Nexis, Morningstar and Lipper, Nasdaq and other service interface fees, EDGAR related fees, long distance telephone charges, and photocopying, faxes, postage and overnight delivery expenses.

i.       EDGAR Filing Production Management Fees

         Annual Registration Statements (e.g., 485)                       $1,000
         Follow-up 497 filings to Annual Registration Statements,           $850

     excluding 497J (see below)
         Annual and Semiannual Reports (N30D)                               $650
         Quarterly Reports (N30B-2)                                         $400
         Notice to Accompany SEC Registration Fees (24f-2)                  $300
         Certification of No Change to Prospectus and/or SAI (497J)         $300
         Certificate of Accounting of Securities (N17f-2)                   $300
         Ads and Sales Literature (482)                                     $300
         Correspondence                                                     $300



Exhibit H:

                            TRANSFER AGENCY AGREEMENT

         THIS TRANSFER AGENCY AGREEMENT is made as of the 18th day of December, 2000, by and between Renaissance Capital Greenwich Funds, a Delaware business trust (the "Trust"), and Sunstone Financial Group, Inc., a Wisconsin corporation, its successors and assigns ("Sunstone").

                                R E C I T A L S:

         WHEREAS, the Trust is registered under the 1940 Act as an open-end management investment company; and

         WHEREAS, the Trust desires to retain Sunstone to render certain transfer agency and dividend disbursement services, and Sunstone is willing to render such services, all in accordance with the terms of this Agreement.

                              A G R E E M E N T S:

         NOW, THEREFORE, in consideration of the mutual promises and agreements contained herein and other good and valuable consideration, the receipt of which is hereby acknowledged, the parties hereto, intending to be legally bound, do hereby agree as follows:

                                    ARTICLE I

                                   DEFINITIONS

                           In addition to any terms  defined in the body of this
Agreement, the following capitalized terms shall have

the meanings set forth hereinafter whenever they appear in this Agreement:



  1.01 1940 Act shall mean the Investment Company Act of 1940, as amended from time to time.
                                    --------



  1.02 Authorized Person shall mean any individual who is authorized to provide Sunstone with
                                    -----------------
Instructions and requests on behalf of the Trust, whose name shall be certified to Sunstone from time to time pursuant to Section 7.01 of this Agreement.

       1.03     Board of Trustees shall mean the Board of Trustees of the Trust.
                                    -----------------


       1.04     Custodian shall mean the financial
institution appointed as custodian under the terms and
                                    ---------
conditions of the custody agreement between the financial institution and the Trust, or its successor.



          1.05 Declaration of Trust shall mean the Declaration of Trust or other similar operational document of the Trust, as the case may be, as the same may be amended from time to time.

1.06 Exchange Act shall mean the Securities Exchange Act of 1934, as amended from time to time.
                                    ------------



1.07     Fund shall mean each separate series of Shares offered
by the Trust representing interests in a
                                    ----
separate portfolio of securities and other assets for which the Trust has appointed Sunstone as transfer agent and dividend disbursing agent under this Agreement.

      1.08     Fund Business Day shall mean each day on which the
New York Stock Exchange, Inc. is open for
                                    -----------------
trading.


 1.09     Instructions shall mean an oral communication from an
Authorized Person or a written communication
                                    ------------
signed by an Authorized Person and actually received by Sunstone. Instructions shall include manually executed originals, telefacsimile transmissions of manually executed originals or electronic communications.

1.10 Prospectus shall mean the current Prospectus and Statement of Additional Information with respect to a Fund (including any applicable supplements) actually received by Sunstone from the Trust with respect to which the Trust has indicated a registration statement has become effective under the Securities Act and the 1940 Act.

       1.11     SEC shall mean the Securities and Exchange Commission
                                    ---



       1.12 Securities Act shall mean the Securities Act of 1933, as amended from time to time.
                                    --------------


       1.13 Shares shall mean such shares of beneficial interest, or class thereof, of each respective Fund of
                                    ------
the Trust as may be issued from time to time.


      1.14     Shareholder shall mean a record owner of Shares of
each respective Fund of the Trust.
                                    -----------




                                   ARTICLE II

(ii)     APPOINTMENT OF TRANSFER AGENT


         2.01 Appointment. The Trust hereby appoints Sunstone as transfer agent and dividend disbursing agent of all the Shares of the Trust during the term of this Agreement with respect to each Fund listed on Schedule A hereto, and any additional Fund the Trust and Sunstone may agree to include on any amended Schedule A. Sunstone hereby accepts such appointment as transfer agent and dividend disbursing agent and agrees to perform the duties thereof as hereinafter set forth.

2.02     Duties.

              A. Sunstone shall perform the transfer agent and dividend disbursement services described on Schedule B hereto and such additional services as may be agreed to by the parties from time to time and set forth in an amendment to Schedule B (collectively, the "Services"). Sunstone shall have no duties or responsibilities other than those specifically set forth in this Agreement, and no covenant or obligation to carry out any other duties or responsibilities shall be implied in this Agreement against Sunstone.

              B. Sunstone may, in its discretion, appoint other parties to carry out some or all of its responsibilities under this Agreement; provided, however, that unless the Trust shall enter into a written agreement with any such party, the party shall be the agent of Sunstone and not the agent of the Trust. In such event, Sunstone shall be fully responsible for the acts or omissions of such party and shall not be relieved of any of its responsibilities hereunder by the appointment of such party.

         2.03     Deliveries.

A. In connection with Sunstone's appointment as transfer agent and dividend disbursing agent, the Trust shall deliver or cause the following documents to be delivered to
Sunstone:

(1) A copy of the Declaration of Trust and By-laws of the Trust and all amendments thereto, certified by the Secretary of the Trust;


  (2) A certificate signed by the President and Secretary of the Trust specifying the number of authorized Shares and the number of such authorized Shares issued and currently outstanding, if any;


 (3) A certified copy of the resolutions of the Board of Trustees of the Trust appointing Sunstone as transfer agent and dividend disbursing agent and authorizing the execution of this Transfer Agency Agreement on behalf of the Trust;

(4) Copies of the Trust's Registration Statement, as amended to date, and the most recently filed Post-Effective Amendment thereto, filed by the Trust with the SEC under the Securities Act and the 1940 Act, together with any applications filed in connection therewith;

(5) An opinion of counsel for the Trust with respect to the Trust's organization and existence under the laws of its state of organization, the validity of the authorized and outstanding Shares, whether such Shares are fully paid and non-assessable and the status of such Shares under the Securities Act and any other applicable federal law or regulation (i.e., if subject to registration, that they have been registered and that the Registration Statement has become effective, or if exempt, the specific grounds therefor); and

(6) The certificate required by Section 7.01 of this Agreement, signed by an officer of the Trust and designating the names of the Trust's initial Authorized Persons.


B. The Trust agrees to deliver or to cause to be delivered to Sunstone in Milwaukee, Wisconsin, at the Trust's expense, all of its Shareholder account records in a format acceptable to Sunstone, as well as all other documents, records and information that Sunstone may reasonably request in order for Sunstone to perform the Services hereunder.

                                   ARTICLE III

                             COMPENSATION & EXPENSES

3.01 Compensation. As compensation for the performance of the Services, the Trust agrees to pay Sunstone the fees set forth on Schedule C attached hereto. The parties may amend Schedule C to include fees for any additional services requested by the Trust, or to add Funds for which Sunstone has been retained. The Trust agrees to pay Sunstone's then current rate for any Services selected or added to Schedule C after the execution of this Agreement.

3.02 Expenses. The Trust also agrees to promptly reimburse Sunstone for all out-of-pocket expenses or disbursements incurred by Sunstone in connection with the performance of Services under this Agreement. Out-of-pocket expense shall include, but not be limited to, those items specified on Schedule C hereto. If requested by Sunstone, out-of-pocket expenses are payable in advance. Payment of postage expenses, if prepayment is requested, is due at least seven days prior to the anticipated mail date. In the event Sunstone requests advance payment, Sunstone shall not be obligated to incur such expenses or perform the related Service(s) until payment is received.

         3.03     Payment Procedures.

                  A. The Trust agrees to pay all amounts due hereunder within thirty (30) days of the date reflected on the statement for such Services (the "Due Date"). Sunstone shall bill Service fees monthly, and out-of-pocket expenses as incurred (unless prepayment is requested by Sunstone). Sunstone may, at its option, arrange to have various service providers submit invoices directly to the Trust for payment of reimbursable out-of-pocket expenses.

                  B. The Trust is aware that its failure to remit to Sunstone all amounts due on or before the Due Date will cause Sunstone to incur costs not contemplated by this Agreement, including, but not limited to carrying, processing and accounting charges. Accordingly, in the event that Sunstone does not receive any amounts due hereunder by the Due Date, the Trust agrees to pay a late charge on the overdue amount equal to one-twelve (1/12) of the Prime Rate, as reported on or after the Due Date by the Wall Street Journal, per month, or the maximum amount permitted by law, whichever is less. In addition, the Trust shall pay Sunstone's reasonable attorney's fees and court costs if any amounts due Sunstone are collected by or through an attorney. The parties hereby agree that such late charge represents a fair and reasonable computation of the costs incurred by reason of the Trust's late payment. Acceptance of such late charge shall in no event constitute a waiver by Sunstone of the Trust's default or prevent Sunstone from exercising any other rights and remedies available to it.

                  C. In the event that any charges are disputed, the Trust shall, on or before the Due Date, pay all undisputed amounts due hereunder and notify Sunstone in writing of any disputed charges for out-of-pocket expenses which it is disputing in good faith. Payment for such disputed charges shall be due on or before the close of the fifth (5th) business day after the day on which Sunstone provides to the Trust documentation which an objective observer would agree reasonably supports the disputed charges (the "Revised Due Date"). Late charges shall not begin to accrue as to charges disputed in good faith until the first day after the Revised Due Date.

         3.04 Allocation of Risk. The Trust acknowledges that the fees charged by Sunstone under this Agreement reflect the allocation of risk between the parties, including the exclusion of remedies and limitations on liability in
Article VIII. Modifying the allocation of risk from what is stated herein would affect the fees that Sunstone charges. Accordingly, in consideration of those fees, the Trust agrees to the stated allocation of risk.

                                   ARTICLE IV

                            PROCESSING AND PROCEDURES

         4.01     Issuance, Redemption and Transfer of Shares

                                    A. Sunstone agrees to accept purchase orders
and redemption requests with respect to the Shares of each Fund via postal mail, telephone or personal delivery on each Fund Business Day in accordance with such Fund's Prospectus; provided, however, that Sunstone shall only accept purchase orders from states in which the Shares are qualified for sale, as indicated from time to time by the Trust. Sunstone shall, as of the time at which the net asset value of each Fund is computed on each Fund Business Day, issue to and redeem from the accounts specified in a purchase order or redemption request in proper form and accepted by the Fund the appropriate number of full and fractional Shares based on the net asset value per Share of the respective Fund specified in an advice received on such Fund Business Day from or on behalf of the Fund. Sunstone shall not be responsible for the payment of any original issue or other taxes required to be paid by the Trust in connection with the issuance of any Shares in accordance with this Agreement. Sunstone shall not be required to issue any Shares after it has received from an Authorized Person or from an appropriate federal or state authority written notification that the sale of Shares has been suspended or discontinued, and Sunstone shall be entitled to rely upon such written notification. Payment for shares shall be in the form of a check, wire transfer or requested Automated Clearing House transfer, or such other means as the parties shall mutually agree.

                                    B.  Upon receipt of a redemption request and
monies paid to it by the Custodian in connection with a redemption of Shares, Sunstone shall cancel the redeemed Shares and after making appropriate deduction for any withholding of taxes required of it by applicable federal law, make payment in accordance with the Fund's redemption and payment procedures described in the Prospectus.

                                    C.  Except as otherwise provided in this
paragraph, Sunstone will transfer or redeem Shares upon presentation to Sunstone of instructions endorsed for exchange, transfer or redemption, accompanied by such documents as Sunstone deems necessary to evidence the authority of the person making such transfer or redemption. Sunstone reserves the right to refuse to transfer or redeem Shares until it is satisfied that the endorsement or instructions are valid and genuine. For that purpose, it will require, unless otherwise instructed by an Authorized Person or except as otherwise provided in this paragraph, a guarantee of signature by an "Eligible Guarantor Institution" as that term is defined by SEC Rule 17Ad-15. Sunstone also reserves the right to refuse to transfer or redeem Shares until it is satisfied that the requested transfer or redemption is legally authorized, and it shall incur no liability for the refusal, in good faith, to make transfers or redemptions which Sunstone, in its judgment, deems improper or unauthorized, or until it is satisfied that there is no reasonable basis to any claims adverse to such transfer or redemption. Sunstone may, in effecting transfers and redemptions of Shares, rely upon those provisions of the Uniform Act for the Simplification of Fiduciary Security Transfers (or such other statutes which protect it and the Trust in not requiring complete fiduciary documentation) and shall not be responsible for any act done or omitted by it in good faith in reliance upon such laws. Notwithstanding the foregoing or any other provision contained in this Agreement to the contrary, Sunstone shall be fully protected by each Fund in not requiring any instruments, documents, assurances, endorsements or guarantees, including, without limitation, any signature guarantees, in connection with a redemption, exchange or transfer of Shares whenever Sunstone reasonably believes that requiring the same would be inconsistent with the transfer and redemption procedures described in the Prospectus.

                                    D.  Notwithstanding any provision contained
in this Agreement to the contrary, Sunstone shall not be required or expected to require, as a condition to any transfer or redemption of any Shares pursuant to a computer tape or electronic data transmission, any documents to evidence the authority of the person requesting the transfer or redemption and/or the payment of any stock transfer taxes, and shall be fully protected in acting in accordance with the applicable provisions of this Article.

                                    E.  In connection with each purchase and
each redemption of Shares, Sunstone shall send such statements as are prescribed by the Federal securities laws applicable to transfer agents or as described in the Prospectus. It is understood that certificates for Shares have not been and will not be offered by the Trust or available to investors.

                                    F.  Sunstone and the Trust shall establish
procedures for effecting purchase, redemption or transfer transactions accepted from investors by telephone or other methods consistent with the terms of the Prospectus. Sunstone may establish such additional procedures, rules and regulations governing the purchase, redemption or transfer of Shares, as it may deem advisable and consistent with the Prospectus and industry practice. Sunstone shall not be liable, and shall be held harmless by the Trust, for its actions or omissions which are consistent with the foregoing procedures.

                                            G.  The Trust agrees to provide
Sunstone with prior notice of any increase or decrease in the total number of Shares authorized to be issued, or the issuance of any additional Shares of a Fund pursuant to stock dividends, stock splits, recapitalizations, capital adjustments or similar transactions, and to deliver to Sunstone such documents, certificates, reports and legal opinions as Sunstone may reasonably request.

         4.02     Dividends and Distributions.

A. The Trust shall give or cause to be given to Sunstone a copy of a resolution of its
Board of Trustees, that either:

(i) sets forth the date of the declaration of a dividend or distribution, the date of accrual or payment, as the case may be, thereof, the record date as of which Shareholders entitled to payment or accrual, as the case may be, shall be determined, the amount per Share of such dividend or distribution, the payment date on which all previously accrued and unpaid dividends are to be paid, and the total amount, if any, payable to Sunstone on such payment date, or

                                    (ii)  authorizes the declaration of
dividends and distributions on a daily or other periodic basis and further authorizes Sunstone to rely on a certificate of an Authorized Person setting forth the information described in subsection (i) of this paragraph.

                                    B.  In connection with a reinvestment of a
dividend or distribution of Shares of a Fund, Sunstone shall as of each Fund Business Day, as specified in a certificate or resolution described in paragraph A, issue Shares of the Fund based on the net asset value per Share of such Fund specified in an advice received from or on behalf of the Fund on such Fund Business Day.

                                    C.  Upon the mail date specified in such
certificate or resolution, as the case may be, the Trust
shall, in the case of a cash dividend or distribution, cause the Custodian to deposit in an account in the name of Sunstone on behalf of a Fund, an amount of cash sufficient for Sunstone to make the payment, as of the mail date specified in such certificate or resolution, as the case may be, to the Shareholders who were of record on the record date. Sunstone will, upon receipt of any such cash, make payment of such cash dividends or distributions to the Shareholders as of the record date. Sunstone shall not be liable for any improper payments made in accordance with a certificate or resolution described in the preceding paragraph. If Sunstone shall not receive from the Custodian sufficient cash to make payments of any cash dividend or distribution to all Shareholders of a Fund as of the record date, Sunstone shall, upon notifying the Trust, withhold payment to such Shareholders until sufficient cash is provided to Sunstone.

                                    D.  It is understood that Sunstone in its
capacity as transfer agent and dividend disbursing agent shall in no way be responsible for the determination of the rate or form of dividends or capital gain distributions due to the Shareholders pursuant to the terms of this Agreement. It is further understood that Sunstone shall file with the Internal Revenue Service and Shareholders such appropriate federal tax forms concerning the payment of dividend and capital gain distributions but shall in no way be responsible for the collection or withholding of taxes due on such dividends or distributions due to shareholders, except and only to the extent, required by applicable federal law.

         4.03     Records.

                  A. Sunstone shall keep those records specified in Schedule D hereto in the form and manner, and for such period, as it may deem advisable but not inconsistent with the rules and regulations of appropriate government authorities, in particular Rules 31a-2 and 31a-3 under the 1940 Act. Sunstone may deliver to the Trust from time to time at Sunstone's discretion, for safekeeping or disposition by the Trust in accordance with law, such records, papers and documents accumulated in the execution of its duties as transfer agent, as Sunstone may deem expedient, other than those which Sunstone is itself required to maintain pursuant to applicable laws and regulations. The Trust shall assume all responsibility for any failure thereafter to produce any record, paper, or other document so returned, if and when required. To the extent required by Section 31 of the 1940 Act and the rules and regulations thereunder, the records specified in Schedule D hereto maintained by Sunstone, which have not been previously delivered to the Trust pursuant to the foregoing provisions of this paragraph, shall be considered to be the property of the Trust, shall be made available upon request for inspection by the officers, employees, and auditors of the Trust, and shall be delivered to the Trust promptly upon request and in any event upon the date of termination of this Agreement, in the form and manner kept by Sunstone on such date of termination or such earlier date as may be requested by the Trust. Notwithstanding anything contained herein to the contrary, Sunstone shall be permitted to maintain copies of any such records, papers and documents to the extent necessary to comply with the recordkeeping requirements of federal and state securities laws, tax laws and other applicable laws.

                                    B.  Sunstone agrees to keep all records and
other information relative to the Trust's Shareholders
confidential,   except  when   requested   to  divulge   such   information   by
duly-constituted authorities or court process, or when requested by a Shareholder or Shareholder's agent with respect to information concerning an account as to which such Shareholder has either a legal or beneficial interest, or when requested by the Trust, the Shareholder, the Shareholder's agent or the dealer of record with respect to such account. In case of any requests or demands for the inspection of the Shareholder records of the Trust, Sunstone will endeavor to notify the Trust promptly and to secure instructions from an Authorized Person as to such inspection. Sunstone reserves the right, however, to exhibit the Shareholder records to any person whenever it believes there is a reasonable likelihood that Sunstone will be held liable for the failure to exhibit the Shareholder records to such person; provided, however, that in connection with any such disclosure Sunstone shall promptly notify the Trust that such disclosure has been made or is to be made. Records and information which have become known to the public through no wrongful act of Sunstone or any of its employees, agents or representatives, and information which was already in the possession of Sunstone prior to receipt thereof, shall not be subject to this paragraph.

                                    ARTICLE V

                          REPRESENTATION AND WARRANTIES

         5.01 Representations of Trust. The Trust represents and warrants to Sunstone that:
                  ------------------------

                                    A.  It is a business trust duly organized
and existing under the laws of the State of Delaware; it
is empowered under applicable laws and by its Declaration of Trust and By-laws to enter into and perform this Agreement; and all requisite corporate proceedings have been taken to authorize it to enter into and perform this Agreement.

                                    B.  Any officer of the Trust has the
authority to appoint additional Authorized Persons, to limit or revoke the authority of any previously designated Authorized Person, and to certify to Sunstone the names of such Authorized Persons.

                                    C.  It is duly registered as an investment
company under the 1940 Act.


                                    D.  A registration statement under the
Securities Act is currently effective and will remain effective, and appropriate state securities laws filings have been made and will continue to be made, with respect to Shares of the Trust being offered for sale.

                                    E.  All outstanding Shares are validly
issued, fully paid and non-assessable and when Shares are hereafter issued in accordance with the terms of the Trust's Declaration of Trust and its Prospectus with respect to each Fund, such Shares shall be validly issued, fully paid and non-assessable.

         5.02 Representations of Sunstone. Sunstone represents and warrants to the Trust that:
                  ---------------------------

                                    A.  It is a corporation duly organized and
existing under the laws of the State of Wisconsin; it is empowered under applicable law and by its Articles of Incorporation and By-laws to enter into and perform this Agreement; and all requisite proceedings have been taken to authorize it to enter into and perform this Agreement.

                                    B.  It is duly registered as a transfer
agent under Section 17A of the 1934 Act to the extent required.


                                    C.  It has received a copy of each Fund's
Prospectus which describes how sales and redemptions of Shares shall be made.





                                   ARTICLE VI

                       ADDITIONAL COVENANTS AND AGREEMENTS

         6.01 Information Updates. During the term of this Agreement the Trust shall have the ongoing obligation to provide Sunstone with the following documents as soon as they become effective: (i) certified copies of all amendments to its Declaration of Trust and By-laws made after the date of this Agreement; and (ii) a copy of each Fund's currently effective Prospectus. For purposes of this Agreement, Sunstone shall not be deemed to have notice of any information contained in any such Prospectus until a reasonable time after it is actually received by Sunstone.

         6.02 Share Qualification. The Trust agrees to take or cause to be taken all requisite steps to qualify the Shares for sale in all states in which the Shares shall at the time be offered for sale and require qualification. If the Trust receives notice of any stop order or other proceeding in any such state affecting such qualification or the sale of Shares, or of any stop order or other proceeding under the federal securities laws affecting the sale of Shares, the Trust will give prompt notice thereof to Sunstone.

         6.03 Compliance with Laws. The Trust will comply with all applicable requirements of the Securities Act, the Exchange Act, the 1940 Act, blue sky laws, and any other applicable laws, rules and regulations.

         6.04 Additional Duties. The Trust agrees that it shall advise Sunstone at least 30 days prior to effecting any change in the Prospectus which would increase or alter the duties and obligations of Sunstone hereunder, and shall proceed with such change only if it shall have received the written consent of Sunstone thereto.

         6.05 Transfer Agent System. Sunstone shall retain all right, title and interest in and to any and all computer programs, screen formats, report formats, procedures, data bases, interactive design techniques, derivative works, inventions, discoveries, patentable or copyrightable matters, concepts, expertise, trade secrets, trademarks and other related legal rights provided, developed or utilized by Sunstone in connection with the Services provided by Sunstone to the Trust hereunder. Sunstone acknowledges that the Trust retains any of its rights, title and interest in the shareholder data contained in the transfer agent system.

                                   ARTICLE VII

                               TRUST INSTRUCTIONS

         7.01 Authorized Persons. Upon the execution of this Agreement, the Trust shall provide Sunstone with a certificate containing the names of the initial Authorized Persons in a form acceptable to Sunstone. Any officer of the Trust has the authority to appoint additional Authorized Persons, to limit or revoke the authority of any previously designated Authorized Person, and to certify to Sunstone the names of the Authorized Persons from time to time. The Trust shall provide Sunstone with an updated certificate evidencing the appointment, removal or change of authority of any Authorized Person, it being understood Sunstone shall not be held to have notice of any change in the authority of any Authorized Person until receipt of written notice thereof from the Trust.

       7.02 Acceptance of Instructions. Sunstone, its officers, agents or employees shall accept Instructions given to them by any person representing or acting on behalf of the Trust only if such representative is an Authorized Person. The Trust agrees that when oral Instructions are given, it shall, upon the request of Sunstone, confirm such Instructions in writing.

       7.03 Request for Instructions. At any time, Sunstone may request Instructions from the Trust with respect to any matter arising in connection with this Agreement. If such Instructions are not received within a reasonable time, then Sunstone may seek advice from legal counsel for the Trust, or its own legal counsel at the expense of the Trust, and it shall not be liable for any action taken or not taken by it in good faith in accordance with such Instructions or in accordance with advice of counsel.

       7.04 Reliance on Instructions. Sunstone shall not be liable for acting upon any written Instructions reasonably believed by it to be genuine and to have been signed or made by an Authorized Person or oral Instructions which the individual receiving the instructions on behalf of Sunstone reasonably believes to have been given by an Authorized Person.

                                  ARTICLE VIII

(iii)    LIMITATION OF LIABILITY; INDEMNIFICATION


8.01 Limitation of Liability. Notwithstanding anything contained in this Agreement to the contrary, Sunstone shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or the Funds in connection with the matters to which this Agreement relates, except for a loss resulting from Sunstone's willful misfeasance, bad faith or negligence in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Furthermore, Sunstone shall not be liable for any action taken or omitted to be taken in accordance with instructions received by it from an officer or representative of the Trust.

8.02 Indemnification. The Trust agrees to indemnify and hold harmless Sunstone, its employees, agents, officers, directors and nominees from and against any and all claims, demands, actions and suits, and from and against any and all judgments, liabilities, losses, damages, costs, charges, counsel fees and other expenses of every nature and character which may be asserted against Sunstone or for which Sunstone may be held liable (a "Claim") arising out of or in any way relating to any of the following:

                                    (a)  any action of Sunstone required to be
taken, or omitted to be taken, pursuant to the Agreement, unless a Claim resulted from Sunstone's willful misfeasance, bad faith, negligence in the performance of its duties or from reckless disregard by it of its obligations and duties hereunder;

                                    (b)  Sunstone's reliance on, or use of
information, data, records and documents received by Sunstone from the Trust, or any third party acting on behalf of the Trust, in the performance of Sunstone's duties and obligations hereunder;

                                    (c)  the reliance on, or the implementation
of, any Instructions or any other requests of the Trust on behalf of the applicable Fund;



                                    (d)  Sunstone's acting upon telephone or
electronic instructions relating to the purchase, exchange or redemption of Shares received by Sunstone in accordance with procedures established by Sunstone and the Trust;



                                    (e)  the offer or sale of Shares in
violation of any requirement under the securities laws or regulations of any state that such Shares be qualified in such state or in violation of any stop order or determination or ruling by any state with respect to the offer or sale of such Shares in such state; or

                                    (f)  the Trust's refusal or failure to
comply with the terms of the Agreement, or any Claim that
arises  out  of  the  Trust's   negligence   or  misconduct  or  breach  of  any
representation or warranty of the Trust made herein.

         8.03 Indemnification Procedures. Sunstone will notify the Trust promptly after identifying any situation which it believes presents or appears likely to present a Claim for which the Trust may be required to indemnify or hold Sunstone harmless hereunder. In such event, the Trust shall have the option to defend Sunstone against any Claim, and, in the event that the Trust so elects, such defense shall be conducted by counsel chosen by the Trust and approved by Sunstone in its reasonable discretion. Sunstone shall not confess any Claim or make any compromise in any case in which the Trust will be asked to provide indemnification, except with the Trust's prior written consent. The obligations of the parties under the Sections 8.02 and 8.03 shall survive the termination of this Agreement.

         8.04 Force Majure. Sunstone assumes no responsibility hereunder, and shall not be liable, for any damage, loss of data, errors, delay or any other loss whatsoever caused by events beyond its reasonable control. Sunstone will, however, take all reasonable steps to minimize service interruptions for any period that such interruption continues beyond Sunstone's control.

         8.05 Consequential Damages. In no event and under no circumstances shall Sunstone, its affiliates or any of its or their officers, directors, agents or employees be liable to anyone, including, without limitation, the other party, under any theory of tort, contract, strict liability or other legal or equitable theory for lost profits, exemplary, punitive, special, indirect or consequential damages for any act or failure to act under any provision of this Agreement regardless of whether such damages were foreseeable and even if advised of the possibility thereof.

         8.06 Additional Limitations and Exclusions. Notwithstanding any other provision of this Agreement, Sunstone shall have
                  --------------------------------------
no duty or obligation under this Agreement to inquire into, and shall not be liable for:

                                    (a)  The legality of the issue or sale of
any Shares, the sufficiency of the amount to be received therefor, or the authority of the Trust, as the case may be, to request such sale or issuance;


                                    (b)  The legality of a transfer of Shares
or of a purchase or redemption of any Shares, the propriety of the amount to be paid therefor, or the authority of the Trust, as the case may be, to request such transfer or redemption;


                                    (c)  The legality of the declaration of any
dividend by the Trust, or the legality of the issue of any Shares in payment of any stock dividend; or



                                    (d)  The legality of any recapitalization or
readjustment of Shares.




                                   ARTICLE IX

                              TERM AND TERMINATION

         9.01 Term. This Agreement shall be effective with respect to each Fund listed on Schedule A as of December 4, 2000 and, with respect to each Fund not in existence on that date, on the date an amendment to Schedule A to this Agreement relating to that Fund is executed. This Agreement shall remain in full force and effect until December 4, 2002 (the "Initial Term") and thereafter shall automatically extend for additional, successive twelve (12) month terms unless earlier terminated as provided below.

         9.02 Termination. Either party may terminate this Agreement at any time after the Initial Term by giving the other party a written notice specifying the date of such termination (the "Termination Date"), which shall be not less than sixty (60) days after the date notice is deemed given in accordance with Section
10.01. In the event such notice is given by the Trust, it shall be accompanied by a copy of a resolution of the Board of Trustees of the Trust, certified by the Secretary or any Assistant Secretary, electing to terminate this Agreement and designating the successor transfer agent or transfer agents. In the event such notice is given by Sunstone, the Trust shall on or before the Termination Date, deliver to Sunstone a copy of a resolution of its Board of Trustees certified by the Secretary or any Assistant Secretary designating a successor transfer agent or transfer agents. In the absence of such designation by the Trust, the Trust shall be deemed to be its own transfer agent as of the Termination Date and Sunstone shall thereby be relieved of all duties and responsibilities pursuant to this Agreement. Fees and out-of-pocket expenses incurred by Sunstone, but unpaid by the Trust upon such termination, shall be immediately due and payable upon and notwithstanding such termination.

         9.03 Effect of Termination. Upon the termination of the Agreement as provided herein, Sunstone, upon the written request of the Trust, shall deliver the records of the Trust to the Trust or its successor transfer agent or transfer agents in the form maintained by Sunstone at the expense of the Trust. The Trust shall be responsible to Sunstone for all out-of-pocket expenses and for the costs and expenses associated with the preparation and delivery of such media, including, but not limited to: (a) any custom programming requested by the Trust in connection with the preparation of such media and agreed upon by Sunstone; (b) transportation of forms and other materials used in connection with the processing of Trust transactions by Sunstone; and (c) transportation of records and files in the possession of Sunstone. In addition, Sunstone shall be entitled to such compensation as the parties may mutually agree for any services requested by the Trust in connection with the termination of this Agreement or the liquidation or merger of the Trust. Sunstone shall not reduce the level of service provided to the Trust prior to termination following notice of termination by the Trust.

                                    ARTICLE X

                                  MISCELLANEOUS

         10.01 Notices. Any notice required or permitted to be given by either party to the other under this Agreement shall be in writing and shall be deemed to have been given when sent by either an overnight delivery service or by registered or certified mail, postage prepaid, return receipt requested, to the addresses listed below, or to such other location as either party may from time to time designate in writing:

       If to Sunstone:              Sunstone Financial Group, Inc.
       --------------
                                    803 West Michigan Street, Suite A
                                    Milwaukee, Wisconsin 53233-2301
                                    Attention:  President

       If to the Trust:             Renaissance Capital Greenwich Funds

                                    325 Greenwich Avenue
                                    Greenwich, Connecticut 06830
                                    Attention: President

         10.02    Amendments/Assignments.

                                    A.  This Agreement may not be amended or
modified in any manner except by a written agreement executed by both parties with the formality of this Agreement.


                                    B.  This Agreement shall extend to and shall
be binding upon the parties hereto, and their respective successors and assigns. This Agreement shall not be assignable by either party without the written consent of the other party, except that Sunstone may assign this Agreement to an affiliate with advance written notice to the Trust.

         10.03 Governing Law. This Agreement shall be governed by and construed in accordance with the internal laws of the State
                  --------------
of Wisconsin, without regard to its conflict of law provisions.

         10.04 Severability. If any part, term or provision of this Agreement is determined by the courts or any regulatory authority having jurisdiction over the issue to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Agreement did not contain the particular part, term or provision held to be illegal or invalid.

         10.05 Counterparts. This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original; but such counterparts shall, together, constitute only one instrument.

         10.06 Non-Exclusivity; Other Agreements. The services of Sunstone hereunder are not deemed exclusive and Sunstone shall be free to render similar and other services to others. Except as specifically provided herein, this Agreement does not in any way affect any other agreements entered into among the parties hereto and any actions taken or omitted by any party hereunder shall not affect any rights or obligations of any other party hereunder.

         10.07 Captions. The captions in the Agreement are included for convenience of reference only, and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect.

         10.08 Trust Limitations. This Agreement is executed by the Trust with respect to each of the Funds and the obligations hereunder are not binding upon any of the trustees, officers or shareholders of the Trust individually but are binding only upon the Fund to which such obligations pertain and the assets and property of such Fund. All obligations of the Trust under this Agreement shall apply only on a Fund-by-Fund basis, and the assets of one Fund shall not be liable for the obligations of another Fund. The Fund's Declaration of Trust is on file with the Secretary of Delaware.

       IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the day and year first above written.

SUNSTONE FINANCIAL GROUP, INC.               RENAISSANCE CAPITAL GREENWICH FUNDS

By: ______________________________          By: ________________________________
              (Signature)                                            (Signature)

     ------------------------------             --------------------------------
              (Name)                                                      (Name)

     ------------------------------             --------------------------------
              (Title)                                                    (Title)

     ------------------------------             ----------------------------- --
              (Date Signed)                                        (Date Signed)




M.       Schedule A

                                     to the

                            Transfer Agency Agreement

                                 by and between

                       Renaissance Capital Greenwich Funds

                                       and

                         Sunstone Financial Group, Inc.

                                      FUNDS

                            IPO Plus Aftermarket Fund

N.       Schedule B

                                     to the

                            Transfer Agency Agreement

                                 by and between

                       Renaissance Capital Greenwich Funds

                                       and

                         Sunstone Financial Group, Inc.

                                SERVICE SCHEDULE

Services

         Set up and maintain shareholder accounts and records, including IRAs and other retirement accounts

         Store account documents electronically

         Receive and respond to investor account inquiries by telephone or mail, or by e-mail if the response does not require the reference to specific shareholder account information

         Process purchase and redemption orders, transfers, and exchanges, including automatic purchases and redemptions via postal mail, telephone and personal delivery, provided payment for shares is in the form of a check, wire transfer or requested Automated Clearing House transfer, or such other means as the parties shall mutually agree

         Process dividend payments by check, wire or ACH, or reinvest dividends

       Issue daily transaction confirmations and monthly or quarterly statements

         Mail prospectus, annual and semiannual reports, and other shareholder communications to existing shareholders

         File IRS Forms 1099, 5498, 1042, 1042-S and 945 with shareholders and/or the IRS

         Handle load and multi-class processing, including rights of accumulation and purchases by letters of intent

         Calculate 12b-1 plan fees

  Provide standards to structure forms and applications for efficient processing

                                Optional Services

The Funds may contract with Sunstone to provide one or more of the following optional services. Additional fees apply.

        Personal follow-up calls to prospects who return incomplete applications

     Comprehensive clerical confirmation statements for maintenance transactions

         4.net services, Sunstone's array of Internet services, including Adviser Services, RIA/Broker Services, Shareholder Services, NAV Services and email services.

         4.promt  services,   Sunstone's   telephone  and  voice  response  unit
delivering several tiers of optional services.

         Average cost calculations and cost basis statements

         Shareholder "welcome" packages with initial confirmation

         Access to Sunstone's Tax and Retirement Group to answer questions and coordinate retirement plan options

         Follow up on IRAs, soliciting beneficiary and other information and sending required minimum distribution reminder letters

         Money market funds for short-term investment or exchanges

         Dedicated service representatives

         Weekend shareholder services

         Customized reorder form tracking

         Give dealers access through NSCC's Fund/SERV and Networking

         Customized forms and applications




O.       Schedule C

                                     to the

                            Transfer Agency Agreement

                                 by and between

                       Renaissance Capital Greenwich Funds

                                       and

                         Sunstone Financial Group, Inc.

                                  FEE SCHEDULE

Services

The following fees are charged for standard shareholder services:

Base fees

         Open account fee (per year)
         No load equity and non-daily accrual fixed income funds           $8.50
         Additional for 12b-1 fee or Service Plan                          $0.75
         Additional for redemption fee                                     $0.75
         Monthly dividend payments                                         $1.00
         Closed account fee (per year)                                     $3.00
         Monthly base (per fund)
         One to three funds in fund family                                $1,500
         Add for multiclass (per class)                                      25%

Account maintenance fees (per occurrence)

         New account set up                                                $3.00
         Financial transactions                                            $1.50
         Maintenance transactions                                          $1.00
         Research/correspondence (mail or e-mail)                          $2.50
         Transfer on death (TOD) set-up                                    $7.50
         Fund/SERV

         Initial set-up per fund family                                   $2,000
         Set-up fee per subsequent CUSIP                                  $1,000
         New account set-up                                                $1.00
         Per transaction - no load fund                                    $0.25
         Per transaction - load fund                                       $0.35
         Adjustments and rebills                                           $2.50
         Fund/SERV direct charges                                        at cost
         Commission/SERV (per check)                                       $0.25
         ACH/AIP/SWP/automatic exchanges
         Set-up                                                            $1.00
         Per transaction                                                   $0.25
         Withholding per eligible account per year                         $0.25
         Account transcripts older than 2 years
     (may be charged to shareholders)                                      $5.00
         Locating lost shareholders                                        $8.00

Shareholder servicing fees

         Telephone calls (per call)                                        $2.50
         Annual maintenance per omnibus account                             $150

Tax and retirement fees

         Retirement accounts (IRA/Roth/others)
         Annual maintenance per account (may be
         charged to shareholders)                                         $12.50
         Account distribution (may be charged to shareholders)            $12.50
         IRA transfer/rollover                                             $7.50

Document Services

         Per statement, confirmation and check processing                  $0.25
         Per tax form processing                                           $0.25
         Per label printing for proxy or marketing purposes                $0.10
         Bulk mailings/insert handling charge
         1 insert                                                          $0.06
         2 - 3 inserts                                                     $0.08
         4 or more inserts                                             as quoted
         Production of ad hoc reports                           starting at $100

PREMIUM SERVICES

The following services are offered "ala carte" and may be selected to best fit your needs.

Optional shareholder services

         Postal clean-up per account                                       $3.00
         Average cost calculation per eligible account                     $0.25
         Use of Sunstone Fund/SERV membership (per fund/per year)
         First three funds in fund family                                 $2,000
         4 or more funds                                                  $1,000
         Dedicated representative monthly fee                             $5,800
         Weekend shareholder services (8 hours)
         Daily fee (minimum 3 phone representatives)                      $2,000
         Additional representatives (each)                                  $400
         Additional hours more than 8 (per representative/hour)              $75
         Customized reorder form tracking
         Base fee per project                                               $300
         Per item                                                          $0.08
         Special project fees (per representative/hour)                   $50.00

Tax and Retirement

         Required minimum distribution (age 701/2)
         Correspondence letters                                            $2.50
         Per calculation                                                   $7.50
         Removal of excess contributions
         Correspondence letters                                            $2.50
         Per calculation                                                   $7.50
         Other solicitation letters
         Beneficiary information                                           $2.50
         Birthday information                                              $2.50
         Retirement Plan Documents                                     as quoted
         Transfer on Death documents                                   as quoted


Sunstone offered money market exchange vehicles

         One-time set up per money market fund used                       $2,000
         Monthly base fee per money market fund used                        $650
         Money market checkbooks                                         at cost
         Signature verification of check writing                           $2.00

Forms and Applications

         Standard applications and forms in electronic format          no charge
         Customized forms                                              as quoted

Sunstone 4promptSM Services (monthly fees)

         Tier I and II - Basic Service

         Monthly maintenance fee                                            $125
         One time set up fee                                                $750
         Customized services (per toll-free number)
         Each additional 10 second greeting                $50.00 plus recording
         Each additional 10 second

                 intramenu announcement                   $40.00 plus recording
         Pricing script per market index                   $25.00 plus recording
         Customized performance script                     $50.00 plus recording
         Changes in announcements                                        at cost

Reprocessings due to NAV errors

This charge applies when shareholder transactions are required to be reprocessed as a result of NAV errors caused by other than the willful misconduct or gross negligence of Sunstone.

         Base fee (per occurrence, per day, per fund)                       $750
         Transaction fee                                                   $1.00

Additional fees at $150 per hour or quoted by project may apply for special programming to meet your servicing requirements or to create custom reports. Also, additional fees may apply in the event that Sunstone agrees to establish procedures to accept payment for shares other than as provided in the agreement (e.g. credit card, internet dollars, etc.)

Out-of-Pocket Expenses

Document Charges

         Copying charges (per page)                                        $0.15
         Facsimile charges (per fax)                                       $1.25
         Inventory and records storage                             $20.00/pallet

Supplies and Services

         Statement paper, check stock, envelopes, tax forms              at cost
         Postage and express delivery charges                            at cost
         Tape/disk storage                                               at cost
         Telephone and long distance                                     at cost
         P.O. box rental                                                 at cost
         Toll-free number                                                at cost

Bank Charges

         Bank account service fees and any other bank charges            at cost
         Outgoing wire fee                                        varies by bank
         Non-sufficient funds                                     varies by bank
         Stopped check on money market funds                              $25.00



o Fees for services not selected at the date of original effectiveness of the Transfer Agency Agreement are subject to change.

                                   Schedule D

                                     to the

                            Transfer Agent Agreement

                                 by and between

                       Renaissance Capital Greenwich Funds

                                       and

                         Sunstone Financial Group, Inc.

                                                RECORDS MAINTAINED BY SUNSTONE

Account applications

Canceled certificates plus stock powers and supporting documents

Checks including check registers, reconciliation records, any adjustment records and tax withholding documentation

Indemnity bonds for replacement of lost or missing stock certificates and checks

Liquidation, redemption, withdrawal and transfer requests including stock powers, signature guarantees and any supporting documentation

Shareholder correspondence

Shareholder transaction records

Share transaction history of the Funds



                                    ADDENDUM

                                       TO

                            TRANSFER AGENCY AGREEMENT

                       SUNSTONE INTERNET SERVICES SCHEDULE

                           The  undersigned  desire to amend the Transfer Agency
Agreement dated December 4, 2000, between Renaissance

Capital Greenwich Funds (the "Fund") and Sunstone Financial Group, Inc. ("Sunstone"), to include the Internet services described in this Addendum.

1.       Additional Services and Fees.
-------------------------------------

                      A. Sunstone agrees to provide such additional  services to the Fund, and the Fund agrees to pay Sunstone additional fees for such services, as are set forth in Exhibit A to this Addendum and made a part hereof by this reference. New exhibits describing additional Internet services may be added to this Addendum from time to time by the mutual agreement of the parties.

    B. The Fund agrees to provide, at its cost, all computers, telecommunications equipment and other equipment and software necessary to develop and maintain its web site, to design and develop the web site functionality necessary to facilitate and maintain hypertext links between its web site and Sunstone's web site, and to provide Sunstone with such written instructions as it may request from time to time in connection with the performance of Sunstone's obligations hereunder.

2.       Ownership of System.
         -------------------

                  A. The Fund acknowledges that Sunstone has proprietary rights in and to any and all computer programs, screen formats, report formats, interactive design techniques, procedures, data bases, derivative works, inventions, discoveries, patentable or copyrightable matters, concepts, expertise, trade secrets, trademarks and other related legal rights provided, developed or utilized by Sunstone in connection with the services provided by Sunstone to the Fund pursuant to this Addendum, including, without limitation, any changes or modifications thereto (collectively, the "Internet Products"), and that the Internet Products constitute confidential material and trade secrets of Sunstone. The Fund agrees to maintain the confidentiality of the Internet Products. The Fund shall not copy, decompile or reverse engineer any software provided to the Fund by Sunstone as part of the Internet Products. The Fund agrees that it will not mask, delete or otherwise alter any disclaimers, trademark or service mark notifications embedded in or describing the Internet Products.

                  B. Notwithstanding  Subsection A above,  Sunstone acknowledges that the Fund has proprietary rights in and to any and all computer programs, screen formats, report formats, interactive design techniques, procedures, data bases, derivative works, clickstream data, inventions, discoveries, patentable or copyrightable matters, concepts, expertise, trade secrets, trademarks and other related legal rights provided or developed by the Fund in connection with the Fund's analysis of Shareholder Data (including but not limited to, demographic information, transactional information, any direct or indirect contact information and website visits).

3. Limited License. The Internet Products are licensed, not sold, and Sunstone shall retain all right, title and interest in the Internet Products. Sunstone hereby grants the Fund a nonexclusive, limited license to use the Internet Products for the sole and limited purpose of having Sunstone provide services to the Fund hereunder. Such license shall immediately terminate upon the termination of the Transfer Agency Agreement between the Fund and Sunstone.

4. Limitation of Liability. Sunstone is providing the INTERNET PRODUCTS to the Fund on an "AS IS" basis, and specifically disclaims all representations and warranties, express or implied, regarding the INTERNET PRODUCTS and the services to be provided hereunder, including any implied warranty of merchantability or fitness for a particular purpose, or that the operation of the INTERNET PRODUCTS will be error free or will not be interrupted from time to time by reason of a defect therein. The parties acknowledge that Sunstone's ability to provide the services described herein depends upon a number of factors beyond Sunstone's control, including, but not limited to, the Internet and equipment, software, data and services provided by telecommunications carriers, firewall providers, encryption system developers and other unrelated vendors and third parties. Sunstone shall not be liable for its failure to perform any of the services or for the delay or interruption of any such services, if the failure, delay or interruption is caused by circumstances beyond Sunstone's reasonable control. The terms and conditions of this Section shall supercede and control any conflicting provisions in the Transfer Agency Agreement.

5. No Other Changes. Other than as provided in this Addendum, all other terms and conditions of the Transfer Agency Agreement
         ----------------
shall remain in full force and effect.

Intending to be legally bound, the parties hereby adopt this Addendum effective this 4th day of December, 2000.

RENAISSANCE CAPITAL   SUNSTONE FINANCIAL GROUP, INC.
GREENWICH FUNDS

By:                                                   By:
   -----------------------------------------
Title:                                                Title:
      --------------------------------------

                                    EXHIBIT A

                           Internet Services and Fees

Sunstone 4.netSMAdviser Services: Sunstone will design, develop and implement the custom software necessary to allow the Fund's adviser access to account information, NAVs, distribution and registration information through a URL address hosted on Sunstone's web server.

         Set up fee (per location)                                       $5,000
         Monthly maintenance (per fund family)                             $500

         Set up fee includes:
         Identifying the key graphical elements in the host site to make link appear seamless with overall site.

         Setting up initial layout of site complete with navigation strategy. Incorporating graphics and special effects. (Additional fees may apply if utilizing a frame layout versus an individual page layout).

         Creating database connections on the webserver and for site pages. Writing HTML for site including text, links and underlying code (where appropriate). Testing of site and verifying of data.

         Deploying site from test environment to production webserver and implementing site security.

Sunstone 4.netSM Shareholder Services: Sunstone will design, develop and implement the custom software necessary to allow shareholders to place transactions and access their account information, distribution and registration information, from the Fund's web site.

         Set up fee (per fund family)                                     $7,500
         Monthly maintenance
         Less than 5,000 total shareholder accounts                         $250
         5,000 to 25,000 total shareholder accounts                         $350
         25,001 to 50,000 total shareholder accounts                        $500
         over 50,000 total shareholder accounts                             $750
         New account set up (per account)                                  $2.40
         Financial transaction                                             $1.20
         Maintenance transaction                                           $0.80

         Set up fee includes:
         Identifying the key graphical elements in the host site to make link appear seamless with overall site. Developing shareholder security model in conjunction with 128 bit secure encryption (minimum required). Setting up initial layout of site complete with navigation strategy, and incorporating graphics and special effects, based on the look and feel and navigational elements of the current website. (Additional fees may apply if utilizing a frame layout versus an individual page layout). Sunstone recognizes that the Fund is in the process of changing the look and feel of its current website. Sunstone will not charge an additional set up fee with respect to the changes it makes to the standard application of style sheets in connection with the Fund's contemplated change of the look and feel of its current website. Additional charges will apply for operational or navigational changes. Subsequent changes to the website may result in additional fees, including set up fees.

         Creating database connections on the webserver and for site pages. Writing HTML for site including text, links and underlying code (where appropriate). Testing of site and verifying of data.

         Deploying site from test environment to production webserver and implementing site security.

Sunstone 4.emailSM Services: Sunstone will design, develop and implement the custom software necessary to email the Fund's shareholders when updated regulatory documents (annual report, semi-annual report and prospectus) are posted on the Fund's web site. The email will let shareholders know what has been posted to the Fund's web site and will include a hyperlink to the site.

         Set up fee (per fund family)                                     $3,000
         Monthly maintenance

     Less than 5,000 total accounts                                        $100
     5,000 to 25,000 total accounts                                        $200
     25,001 to 50,000 total accounts                                       $350
     over 50,000 accounts                                                 $500
         Undeliverable email follow up (per occurrence)                  $5.00
         Processing (per email sent)                                     $0.10

         Set up fee includes:
         Adding consent language to existing web site (if using Sunstone 4.netSM Shareholder Services).

         Programming of "check the box" type consent form on existing web site (if using Sunstone 4.netSM Shareholder Services). Modifying existing change of address pages on web site (if using Sunstone 4.netSM Shareholder Services) to include changing email address and/or to cancel receipt of electronic delivery.
         Creating email database to record receipt of email addresses, consent and any revocation of consent.

         Creating electronic mailing list of shareholder email addresses already held in database, if any, to facilitate electronic solicitation of consent forms.

         Use of standard consent letter to be mailed (separate out of pocket charges will apply for stationery and postage). Creating audit log of email addresses for SEC compliance purposes to include name, email address, social security number, date and time regulatory email was sent.

In the event Sunstone goes to an HTML format for its e-mails, such format will be used for the Fund's e-mails, upon request of the Fund, at a cost that is no higher than Sunstone's then current charge for pure text e-mails. Additional charges may apply in the event the Fund elects to use graphics or other additions to the e-mails.

         Sunstone 4.querySM Services

         Set-up                                                           $3,000
         Monthly maintenance                                                $500


Programming fees for additional customization will be billed at $150 per hour, or Sunstone's then current rate. Maintenance fees are subject to change.

                                    ADDENDUM

                                       TO

                            TRANSFER AGENCY AGREEMENT

                       SUNSTONE INTERNET SERVICES SCHEDULE

                           The  undersigned  desire to amend the Transfer Agency
Agreement dated December 4, 2000, between Renaissance

Capital Greenwich Funds (the "Fund") and Sunstone Financial Group, Inc. ("Sunstone"), to include the Internet services described in this Addendum.

2.       Additional Services and Fees.
-------------------------------------

                      A. Sunstone agrees to provide such additional  services to the Fund, and the Fund agrees to pay Sunstone additional fees for such services, as are set forth in Exhibit A to this Addendum and made a part hereof by this reference. New exhibits describing additional Internet services may be added to this Addendum from time to time by the mutual agreement of the parties.

    B. The Fund agrees to provide, at its cost, all computers, telecommunications equipment and other equipment and software necessary to develop and maintain its web site, to design and develop the web site functionality necessary to facilitate and maintain hypertext links between its web site and Sunstone's web site, and to provide Sunstone with such written instructions as it may request from time to time in connection with the performance of Sunstone's obligations hereunder.

2.       Ownership of System.
         -------------------

                  A. The Fund acknowledges that Sunstone has proprietary rights in and to any and all computer programs, screen formats, report formats, interactive design techniques, procedures, data bases, derivative works, inventions, discoveries, patentable or copyrightable matters, concepts, expertise, trade secrets, trademarks and other related legal rights provided, developed or utilized by Sunstone in connection with the services provided by Sunstone to the Fund pursuant to this Addendum, including, without limitation, any changes or modifications thereto (collectively, the "Internet Products"), and that the Internet Products constitute confidential material and trade secrets of Sunstone. The Fund agrees to maintain the confidentiality of the Internet Products. The Fund shall not copy, decompile or reverse engineer any software provided to the Fund by Sunstone as part of the Internet Products. The Fund agrees that it will not mask, delete or otherwise alter any disclaimers, trademark or service mark notifications embedded in or describing the Internet Products.

                  B. Notwithstanding  Subsection A above,  Sunstone acknowledges that the Fund has proprietary rights in and to any and all computer programs, screen formats, report formats, interactive design techniques, procedures, data bases, derivative works, clickstream data, inventions, discoveries, patentable or copyrightable matters, concepts, expertise, trade secrets, trademarks and other related legal rights provided or developed by the Fund in connection with the Fund's analysis of Shareholder Data (including but not limited to, demographic information, transactional information, any direct or indirect contact information and website visits).

3. Limited License. The Internet Products are licensed, not sold, and Sunstone shall retain all right, title and interest in the Internet Products. Sunstone hereby grants the Fund a nonexclusive, limited license to use the Internet Products for the sole and limited purpose of having Sunstone provide services to the Fund hereunder. Such license shall immediately terminate upon the termination of the Transfer Agency Agreement between the Fund and Sunstone.

4. Limitation of Liability. Sunstone is providing the INTERNET PRODUCTS to the Fund on an "AS IS" basis, and specifically disclaims all representations and warranties, express or implied, regarding the INTERNET PRODUCTS and the services to be provided hereunder, including any implied warranty of merchantability or fitness for a particular purpose, or that the operation of the INTERNET PRODUCTS will be error free or will not be interrupted from time to time by reason of a defect therein. The parties acknowledge that Sunstone's ability to provide the services described herein depends upon a number of factors beyond Sunstone's control, including, but not limited to, the Internet and equipment, software, data and services provided by telecommunications carriers, firewall providers, encryption system developers and other unrelated vendors and third parties. Sunstone shall not be liable for its failure to perform any of the services or for the delay or interruption of any such services, if the failure, delay or interruption is caused by circumstances beyond Sunstone's reasonable control. The terms and conditions of this Section shall supercede and control any conflicting provisions in the Transfer Agency Agreement.

5. No Other Changes. Other than as provided in this Addendum, all other terms and conditions of the Transfer Agency Agreement
         ----------------
shall remain in full force and effect.

Intending to be legally bound, the parties hereby adopt this Addendum effective this 4th day of December, 2000.

RENAISSANCE CAPITAL   SUNSTONE FINANCIAL GROUP, INC.
GREENWICH FUNDS

By:                                                   By:
   -----------------------------------------
Title:                                                Title:
      --------------------------------------

                                    EXHIBIT A

                           Internet Services and Fees

Sunstone 4.netSMAdviser Services: Sunstone will design, develop and implement the custom software necessary to allow the Fund's adviser access to account information, NAVs, distribution and registration information through a URL address hosted on Sunstone's web server.

         Set up fee (per location)                                        $5,000
         Monthly maintenance (per fund family)                              $500

         Set up fee includes:
         Identifying the key graphical elements in the host site to make link appear seamless with overall site.

         Setting up initial layout of site complete with navigation strategy. Incorporating graphics and special effects. (Additional fees may apply if utilizing a frame layout versus an individual page layout).

         Creating database connections on the webserver and for site pages. Writing HTML for site including text, links and underlying code (where appropriate). Testing of site and verifying of data.

         Deploying site from test environment to production webserver and implementing site security.

Sunstone 4.netSM Shareholder Services: Sunstone will design, develop and implement the custom software necessary to allow shareholders to place transactions and access their account information, distribution and registration information, from the Fund's web site.

         Set up fee (per fund family)                                     $7,500
         Monthly maintenance
         Less than 5,000 total shareholder accounts                         $250
         5,000 to 25,000 total shareholder accounts                         $350
         25,001 to 50,000 total shareholder accounts                        $500
         over 50,000 total shareholder accounts                             $750
         New account set up (per account)                                  $2.40
         Financial transaction                                             $1.20
         Maintenance transaction                                           $0.80

         Set up fee includes:
         Identifying the key graphical elements in the host site to make link appear seamless with overall site. Developing shareholder security model in conjunction with 128 bit secure encryption (minimum required). Setting up initial layout of site complete with navigation strategy, and incorporating graphics and special effects, based on the look and feel and navigational elements of the current website. (Additional fees may apply if utilizing a frame layout versus an individual page layout). Sunstone recognizes that the Fund is in the process of changing the look and feel of its current website. Sunstone will not charge an additional set up fee with respect to the changes it makes to the standard application of style sheets in connection with the Fund's contemplated change of the look and feel of its current website. Additional charges will apply for operational or navigational changes. Subsequent changes to the website may result in additional fees, including set up fees.

         Creating database connections on the webserver and for site pages. Writing HTML for site including text, links and underlying code (where appropriate). Testing of site and verifying of data.

         Deploying site from test environment to production webserver and implementing site security.

Sunstone 4.emailSM Services: Sunstone will design, develop and implement the custom software necessary to email the Fund's shareholders when updated regulatory documents (annual report, semi-annual report and prospectus) are posted on the Fund's web site. The email will let shareholders know what has been posted to the Fund's web site and will include a hyperlink to the site.

         Set up fee (per fund family)                                     $3,000
         Monthly maintenance

     Less than 5,000 total accounts                                         $100
     5,000 to 25,000 total accounts                                         $200
     25,001 to 50,000 total accounts                                        $350
     over 50,000 accounts                                                   $500
         Undeliverable email follow up (per occurrence)                    $5.00
         Processing (per email sent)                                       $0.10

         Set up fee includes:
         Adding consent language to existing web site (if using Sunstone 4.netSM Shareholder Services).

         Programming of "check the box" type consent form on existing web site (if using Sunstone 4.netSM Shareholder Services). Modifying existing change of address pages on web site (if using Sunstone 4.netSM Shareholder Services) to include changing email address and/or to cancel receipt of electronic delivery.
         Creating email database to record receipt of email addresses, consent and any revocation of consent.

         Creating electronic mailing list of shareholder email addresses already held in database, if any, to facilitate electronic solicitation of consent forms.

         Use of standard consent letter to be mailed (separate out of pocket charges will apply for stationery and postage). Creating audit log of email addresses for SEC compliance purposes to include name, email address, social security number, date and time regulatory email was sent.

In the event Sunstone goes to an HTML format for its e-mails, such format will be used for the Fund's e-mails, upon request of the Fund, at a cost that is no higher than Sunstone's then current charge for pure text e-mails. Additional charges may apply in the event the Fund elects to use graphics or other additions to the e-mails.

         Sunstone 4.querySM Services

         Set-up                                                           $3,000
         Monthly maintenance                                                $500


Programming fees for additional customization will be billed at $150 per hour, or Sunstone's then current rate. Maintenance fees are subject to change.

Exhibit H:

                                                                 .

                           INBOUND CALL MANAGEMENT AND

                         FULFILLMENT SERVICES AGREEMENT

         THIS AGREEMENT is made as of this 28th day of August, 2000, by and between Renaissance Capital Greenwich Funds, a Delaware business trust (the "Trust"), and Sunstone Distribution Services, LLC, a Wisconsin limited liability company ("Sunstone").

         WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company which is authorized to issue shares of beneficial interests in separate series with each such series representing the interests in a separate portfolio of securities and other assets;

         WHEREAS,   Sunstone   offers  various   inbound  call   management  and
fulfillment services to investment companies and others; and

         WHEREAS, the Trust and Sunstone desire to enter into an agreement pursuant to which Sunstone shall provide on behalf of the Trust certain inbound call management and fulfillment services to such investment portfolios of the Trust as are listed on Schedule A hereto and any additional investment portfolios the Trust and Sunstone may agree upon and include on Schedule A as such Schedule may be amended from time to time (such investment portfolios and any additional investment portfolios are individually referred to as a "Fund" and collectively the "Funds").

         NOW, THEREFORE, in consideration of the mutual promises and agreements herein contained and other good and valuable consideration, the receipt of which is hereby acknowledged, the parties hereto, intending to be legally bound, do hereby agree as follows:

1.       Appointment and Services

                  (a) The Trust hereby retains and does hereby authorize Sunstone to provide the inbound call management and fulfillment services described in Schedule B hereto, and Sunstone agrees to provide such services, for the period and compensation and upon the terms set forth in this Agreement.

         (b) The Trust, at its cost, shall provide Sunstone with the necessary instructions and all materials (including prospectuses, reports, article reprints, stationery and envelopes) so that Sunstone may provide the services described herein. Notwithstanding anything herein to the contrary, Sunstone shall not be required to provide any services or information that it believes, in its sole discretion, to represent dishonest, unethical or illegal activity. In no event shall Sunstone provide any investment advice or recommendations to any party in connection with its services hereunder. All risk of loss for the materials being inventoried by Sunstone on the Trust's behalf shall be the responsibility of the Trust, and Sunstone shall not be responsible for any loss to this material except as such loss may be caused by Sunstone's negligence. Sunstone agrees to use due care in the storage of such materials prior to their distribution. The Trust shall provide Sunstone from time to time at the earliest practicable date with such details as may reasonably be required concerning media schedules, anticipated call volume and other related information so as to facilitate preparation by Sunstone to provide the services hereunder.

  2.     Fees and Expenses

                           (a)  In consideration of the services rendered
pursuant to this Agreement, the Trust shall, to the extent permissible under the applicable law, pay Sunstone such fees, charges and expenses as are set forth in Schedule C hereto. Sunstone may, at its option, arrange to have various service providers submit invoices directly to the Trust for payment of out of pocket expenses reimbursable hereunder. All invoices rendered by Sunstone shall be paid within thirty (30) days of the date of invoice ("Due Date"). If requested by Sunstone, out-of-pocket expenses are payable in advance. In the event Sunstone requests advance payment, Sunstone shall not be obligated to incur such expenses or perform the related Service(s) until payment is received.

         (b) The Trust is aware that its failure to remit to Sunstone all amounts due on or before the Due Date will cause Sunstone to incur costs not contemplated by this Agreement, including, but not limited to carrying, processing and accounting charges. Accordingly, in the event that Sunstone does not receive any amounts due hereunder by the Due Date, the Trust agrees to pay a late charge on the overdue amount equal to one-twelve (1/12) of the Prime Rate, as reported on or after the Due Date by the Wall Street Journal, per month, or the maximum amount permitted by law, whichever is less. In addition, the Trust shall pay Sunstone's reasonable attorney's fees and court costs if any amounts due Sunstone are collected by or through an attorney. The parties hereby agree that such late charge represents a fair and reasonable computation of the costs incurred by reason of the Trust's late payment. Acceptance of such late charge shall in no event constitute a waiver by Sunstone of the Trust's default or prevent Sunstone from exercising any other rights and remedies available to it.

       (c) In the event that any charges are disputed, the Trust shall, on or before the Due Date, pay all undisputed amounts due hereunder and notify Sunstone in writing of any disputed charges for out-of-pocket expenses which it is disputing in good faith. Payment for such disputed charges shall be due on or before the close of the fifth (5th) business day after the day on which Sunstone provides to the Trust documentation which an objective observer would agree reasonably supports the disputed charges (the "Revised Due Date"). Late charges shall not begin to accrue as to charges disputed in good faith until the first day after the Revised Due Date.

  3.     Term; Amendments; Assignment

                           (a)      This Agreement shall become effective with
respect to each Fund listed on Schedule A as of the
date hereof and, with respect to each Fund not in existence on that date, on the date an amendment to Schedule A to this Agreement relating to that Fund is executed. Unless sooner terminated as provided herein, this Agreement shall continue in effect with respect to each Fund until August 28, 2001. Thereafter, if not terminated, this Agreement shall continue automatically in effect as to each Fund for successive annual periods, provided such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees including a majority of the Trust's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval, and (ii) by Sunstone.

         (b)This Agreement may be terminated with respect to any one or more particular Funds at any time without penalty upon not less than sixty (60) days' written notice to the other party (which notice may be waived by the party entitled to such notice), by (i) Sunstone, or (ii) by vote of a majority of the members of the Trust's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Agreement or by vote of a majority (as defined with respect to voting securities in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of a Fund. This Agreement shall also terminate automatically in the event of its assignment (as defined in the 1940 Act). Upon termination of this Agreement, Sunstone shall promptly return to the Trust all applicable materials that are the property of the Trust at the Trust's expense. All amounts due and owing to Sunstone as of such termination shall become immediately due and payable and the Trust shall pay such amounts at the termination date.

         (c)Except as expressly provided in this Agreement, the terms of this Agreement shall not be waived, altered, modified, amended or supplemented in any manner whatsoever except by a written instrument signed by Sunstone and the Trust. Notwithstanding the above, Sunstone shall provide the Trust with a copy of its fee schedule as it is amended from time to time, and any such amendment shall automatically be effective seventy-five (75) days after the date of amendment.

  4.     Non-Exclusivity; Confidentiality

         (a)The services of Sunstone hereunder are not deemed to be exclusive. Sunstone may render inbound call management and fulfillment services and any other services to others, including other investment companies.

         (b)Sunstone agrees on behalf of itself and its employees to treat confidentially and as proprietary information of the Trust all records relative to the Funds' shareholders acquired in connection with its services hereunder, and not to use such records and information for any purpose other than the performance of its responsibilities and duties hereunder, except after prior notification to and approval by the Trust, which approval shall not be unreasonably withheld and may not be withheld where Sunstone may be exposed to civil or criminal proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, when subject to governmental or regulatory audit or investigation, or when so requested by the Trust. Records and information which have become known to the public through no wrongful act of Sunstone or any of its employees or representatives, and information which was already in the possession of the Sunstone prior to receipt thereof shall not be subject to this paragraph.

  5.     Limitation of Liability

         (a)In providing services hereunder, Sunstone shall not be liable for any loss or damage, including counsel fees, resulting from its actions or omissions to act or otherwise, in the absence of its willful misfeasance or negligence in connection with its duties under this Agreement, or for any loss or damage resulting from its actions or omissions in accordance with the instructions, directions or requests of officers or representatives of the Trust.

         (b)The Trust shall indemnify and hold harmless Sunstone from and against any and all claims, actions, suits, demands, losses, expenses and liabilities (including the costs of investigating or defending any alleged claims, actions, suits, demands, losses, expenses and liabilities) (collectively, "Losses") of any and every nature which Sunstone may sustain or incur or which may be asserted against Sunstone by any person arising directly or indirectly out of any action taken or omitted to be taken by Sunstone in performing the services hereunder; provided that this indemnification shall not apply to actions or omissions of Sunstone in cases of its own willful misfeasance or negligence. As used in this Section 5, the term "Sunstone" shall include past and present members, officers, employees, representatives, authorized agents and assigns of Sunstone as well as Sunstone and its affiliates themselves.

(c) The Trust further agrees to indemnify, defend and hold harmless Sunstone from and against any and all Losses which Sunstone may sustain or incur or which may be asserted against Sunstone by any person arising out of or resulting from the actions or omissions of Sunstone when acting in accordance with the instructions, directions or requests of officers or representatives of the Trust.

(d) Notwithstanding anything herein to the contrary, Sunstone will be excused from its obligation to perform any act, service or obligation required of it hereunder for the duration that such performance is prevented by events beyond its reasonable control and it shall not be responsible for any damage, loss of data, errors, delay or any other loss whatsoever caused thereby. Sunstone will, however, take all reasonable steps to minimize service interruptions for any period that such interruption continues beyond its control. The indemnity and defense provisions set forth in this Section 5 shall indefinitely survive the termination and/or assignment of this Agreement. Under no circumstances shall Sunstone be liable for any incidental, consequential or punitive damages, direct or indirect.

  6.     Governing Law; Invalidity

This Agreement shall be governed by Wisconsin law, excluding the laws on conflicts of laws. To the extent that the applicable laws of the State of Wisconsin, or any of the provisions herein, conflict with the applicable provisions of the Act, the latter shall control, and nothing herein shall be construed in a manner inconsistent with the Act or any rule or order of the Securities and Exchange Commission thereunder. Any provision of this Agreement which may be determined by competent authority to be prohibited or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such prohibition or unenforceability without invalidating the remaining provisions hereof, and any such prohibition or unenforceability in any jurisdiction shall not invalidate or render unenforceable such provision in any other jurisdiction. In such case, the parties shall in good faith modify or substitute such provision consistent with the original intent of the parties.

  7.     Miscellaneous

(a) The toll-free telephone number that the Trust transfers to Sunstone, in order for Sunstone to provide the services hereunder to the Trust, shall remain the property of the Trust. In the event that this Agreement is terminated, Sunstone shall assert no claim in or to this telephone number.

(b) This Agreement and the Schedules incorporated hereto constitute the full and complete understanding and agreement of Sunstone and the Trust and supersedes all prior negotiations, understandings and agreements.

  8.     Notices

         Any notice required or permitted to be given by either party to the other shall be in writing and shall be deemed to be effective upon the date specified on the return receipt when sent by registered or certified mail, postage prepaid, return receipt requested, as follows: Notice to Sunstone shall be sent to Sunstone Distribution Services, LLC, 207 East Buffalo Street, Suite 400, Milwaukee, WI, 53202, Attention: Peter Hammond, and notice to the Trust shall be sent to Renaissance Capital Greenwich Funds, 325 Greenwich Avenue, Greenwich, Connecticut 06839, Attention: President.

                          IN WITNESS  WHEREOF,  the  parties  hereto have caused
                  this Agreement to be executed by a duly authorized officer as of the day and year first above written.

P.       RENAISSANCE CAPITAL GREENWICH FUNDS

                                                                (the "Trust")


By: _______________________________     _______________________________

R.

S.                                            ________________________________


                                            SUNSTONE DISTRIBUTION SERVICES, LLC
                                  ("Sunstone")

By: _______________________________


   -------------------                      ------------------------------

                                   Schedule A

                                     to the

           Inbound Call Management and Fulfillment Services Agreement

                                 by and between

                       Renaissance Capital Greenwich Funds

                                       and

                       Sunstone Distribution Services, LLC

(a)      FUNDS



                                  Name of Funds

                          The IPO Plus Aftermarket Fund

                                   Schedule B

                                     to the

           Inbound Call Management and Fulfillment Services Agreement

                                 by and between

                       Renaissance Capital Greenwich Funds

                                       and

                       Sunstone Distribution Services, LLC

                                    SERVICES

Inbound Call Management

(b)


         Standard business hours: 7 a.m. - 7 p.m. CST, Monday through Friday (except major holidays)

         Qualify callers

         Provide detailed responses to fund inquiries (not scripted)

         Identify buyer/investment needs

         Automated voice response system

         Custom database maintenance

         Periodic activity reporting

         Names, addresses, telephone numbers and types of inquiries

         Call tracking, by:

         Fund

         Zip code or geographic region

         Source code

         Call switching

         Complex calls can be forwarded to fund, if desired

         Transfer calls to transfer agent

a.

b.       Fulfillment

         Literature request standards

         Filled and mailed typically within 24 hours (but at least within 3 business days with respect to all documents required by the SEC to be sent within such timeframes).

         On-site inventory control

         Customized literature fulfillment

         Personalized letters developed by the Trust or by Sunstone (with prior approval by the Trust)

         Customized investor kit assembly

         Fulfill literature requests downloaded from the Trust's Internet site

         Periodic reporting

         Kit report

         Advanced notice of need to order additional materials

(ii)     Miscellaneous

         Reference Manual maintenance and representative training.

                                         Schedule C

                                               to the

                    Inbound Call Management and Fulfillment Services Agreement

                                             by and between

                                  Renaissance Capital Greenwich Funds
                                                   and

                                  Sunstone Distribution Services, LLC

(1)      FEE SCHEDULE



         Set-up

     Premium service                                                      $5,000

     Sunstone set up includes the following activities:

         Programming the phone system
         Programming Sunstone's proprietary prospect database Coordinating the installation/rerouting of the 800 number Coordinating the installation of the voice response unit Creating the Fund Reference Manual Overseeing initial representative training

         Base Fee

     Premium Service                                               $5,000/Month

         Inbound calls

     Live Representative

        Premium service                                             $1.75/Minute

     Voice Response Unit

        Premium service                                              $.85/Minute
        Monthly maintenance                                           $250/Month

     Transfers to Toll Number

        Premium service                                              $.85/Minute

     Transfers to Toll-Free Number

        Premium service                                              $.70/Minute

         SOLAR data download

         Set up                                                           $3,000
         Monthly maintenance                                                $500

Fulfillment

         Standard package for mailing
     Up to 3 pieces                                                        $0.85
     Additional inserts                                               $0.05 each
     Personalized letter                                              $1.00 each

         Other expenses

        Follow-up letter                                              $1.00 each
        Postage                                                          At cost
        Bulk mailings                                          Priced by project
        Third party automated call processor                             At cost
        Long distance                                                    At cost
        Phone surcharges                                                 At cost
        Facsimile (per sheet)                                              $1.50
        Photocopies                                                        $0.25
        Express Deliveries                                               At cost
        Customized monthly reports                                  $150.00 each
        Ad Hoc reports                                             150.00 and up
        Customized programming                                      $150.00/Hour
        Storage (per skid)                                          $20.00/Month
          Special projects                             Priced at time of project













                                   Schedule D

                                     to the

                            Transfer Agent Agreement

                                 by and between

                       Renaissance Capital Greenwich Funds

                                       and

                         Sunstone Financial Group, Inc.

                                                RECORDS MAINTAINED BY SUNSTONE

Account applications

Canceled certificates plus stock powers and supporting documents

Checks including check registers, reconciliation records, any adjustment records and tax withholding documentation

Indemnity bonds for replacement of lost or missing stock certificates and checks

Liquidation, redemption, withdrawal and transfer requests including stock powers, signature guarantees and any supporting documentation

Shareholder correspondence

Shareholder transaction records

Share transaction history of the Funds




                                    ADDENDUM

                                       TO

                            TRANSFER AGENCY AGREEMENT

                       SUNSTONE INTERNET SERVICES SCHEDULE

                           The  undersigned  desire to amend the Transfer Agency
Agreement dated December 4, 2000, between Renaissance

Capital Greenwich Funds (the "Fund") and Sunstone Financial Group, Inc. ("Sunstone"), to include the Internet services described in this Addendum.

3.       Additional Services and Fees.
-------------------------------------

                      A. Sunstone agrees to provide such additional  services to the Fund, and the Fund agrees to pay Sunstone additional fees for such services, as are set forth in Exhibit A to this Addendum and made a part hereof by this reference. New exhibits describing additional Internet services may be added to this Addendum from time to time by the mutual agreement of the parties.

    B. The Fund agrees to provide, at its cost, all computers, telecommunications equipment and other equipment and software necessary to develop and maintain its web site, to design and develop the web site functionality necessary to facilitate and maintain hypertext links between its web site and Sunstone's web site, and to provide Sunstone with such written instructions as it may request from time to time in connection with the performance of Sunstone's obligations hereunder.

2.       Ownership of System.
         -------------------

                  A. The Fund acknowledges that Sunstone has proprietary rights in and to any and all computer programs, screen formats, report formats, interactive design techniques, procedures, data bases, derivative works, inventions, discoveries, patentable or copyrightable matters, concepts, expertise, trade secrets, trademarks and other related legal rights provided, developed or utilized by Sunstone in connection with the services provided by Sunstone to the Fund pursuant to this Addendum, including, without limitation, any changes or modifications thereto (collectively, the "Internet Products"), and that the Internet Products constitute confidential material and trade secrets of Sunstone. The Fund agrees to maintain the confidentiality of the Internet Products. The Fund shall not copy, decompile or reverse engineer any software provided to the Fund by Sunstone as part of the Internet Products. The Fund agrees that it will not mask, delete or otherwise alter any disclaimers, trademark or service mark notifications embedded in or describing the Internet Products.

                  B. Notwithstanding  Subsection A above,  Sunstone acknowledges that the Fund has proprietary rights in and to any and all computer programs, screen formats, report formats, interactive design techniques, procedures, data bases, derivative works, clickstream data, inventions, discoveries, patentable or copyrightable matters, concepts, expertise, trade secrets, trademarks and other related legal rights provided or developed by the Fund in connection with the Fund's analysis of Shareholder Data (including but not limited to, demographic information, transactional information, any direct or indirect contact information and website visits).

3. Limited License. The Internet Products are licensed, not sold, and Sunstone shall retain all right, title and interest in the Internet Products. Sunstone hereby grants the Fund a nonexclusive, limited license to use the Internet Products for the sole and limited purpose of having Sunstone provide services to the Fund hereunder. Such license shall immediately terminate upon the termination of the Transfer Agency Agreement between the Fund and Sunstone.

4. Limitation of Liability. Sunstone is providing the INTERNET PRODUCTS to the Fund on an "AS IS" basis, and specifically disclaims all representations and warranties, express or implied, regarding the INTERNET PRODUCTS and the services to be provided hereunder, including any implied warranty of merchantability or fitness for a particular purpose, or that the operation of the INTERNET PRODUCTS will be error free or will not be interrupted from time to time by reason of a defect therein. The parties acknowledge that Sunstone's ability to provide the services described herein depends upon a number of factors beyond Sunstone's control, including, but not limited to, the Internet and equipment, software, data and services provided by telecommunications carriers, firewall providers, encryption system developers and other unrelated vendors and third parties. Sunstone shall not be liable for its failure to perform any of the services or for the delay or interruption of any such services, if the failure, delay or interruption is caused by circumstances beyond Sunstone's reasonable control. The terms and conditions of this Section shall supercede and control any conflicting provisions in the Transfer Agency Agreement.

5. No Other Changes. Other than as provided in this Addendum, all other terms and conditions of the Transfer Agency Agreement
         ----------------
shall remain in full force and effect.

Intending to be legally bound, the parties hereby adopt this Addendum effective this 4th day of December, 2000.

RENAISSANCE CAPITAL   SUNSTONE FINANCIAL GROUP, INC.
GREENWICH FUNDS

By:                                                   By:
   -----------------------------------------
Title:                                                Title:
      --------------------------------------

                                    EXHIBIT A

                           Internet Services and Fees

Sunstone 4.netSMAdviser Services: Sunstone will design, develop and implement the custom software necessary to allow the Fund's adviser access to account information, NAVs, distribution and registration information through a URL address hosted on Sunstone's web server.

         Set up fee (per location)                                        $5,000
         Monthly maintenance (per fund family)                              $500

         Set up fee includes:
         Identifying the key graphical elements in the host site to make link appear seamless with overall site.

         Setting up initial layout of site complete with navigation strategy. Incorporating graphics and special effects. (Additional fees may apply if utilizing a frame layout versus an individual page layout).

         Creating database connections on the webserver and for site pages. Writing HTML for site including text, links and underlying code (where appropriate). Testing of site and verifying of data.

         Deploying site from test environment to production webserver and implementing site security.

Sunstone 4.netSM Shareholder Services: Sunstone will design, develop and implement the custom software necessary to allow shareholders to place transactions and access their account information, distribution and registration information, from the Fund's web site.

         Set up fee (per fund family)                                     $7,500
         Monthly maintenance
         Less than 5,000 total shareholder accounts                         $250
         5,000 to 25,000 total shareholder accounts                         $350
         25,001 to 50,000 total shareholder accounts                        $500
         over 50,000 total shareholder accounts                             $750
         New account set up (per account)                                  $2.40
         Financial transaction                                             $1.20
         Maintenance transaction                                           $0.80

         Set up fee includes:
         Identifying the key graphical elements in the host site to make link appear seamless with overall site. Developing shareholder security model in conjunction with 128 bit secure encryption (minimum required). Setting up initial layout of site complete with navigation strategy, and incorporating graphics and special effects, based on the look and feel and navigational elements of the current website. (Additional fees may apply if utilizing a frame layout versus an individual page layout). Sunstone recognizes that the Fund is in the process of changing the look and feel of its current website. Sunstone will not charge an additional set up fee with respect to the changes it makes to the standard application of style sheets in connection with the Fund's contemplated change of the look and feel of its current website. Additional charges will apply for operational or navigational changes. Subsequent changes to the website may result in additional fees, including set up fees.

         Creating database connections on the webserver and for site pages. Writing HTML for site including text, links and underlying code (where appropriate). Testing of site and verifying of data.

         Deploying site from test environment to production webserver and implementing site security.

Sunstone 4.emailSM Services: Sunstone will design, develop and implement the custom software necessary to email the Fund's shareholders when updated regulatory documents (annual report, semi-annual report and prospectus) are posted on the Fund's web site. The email will let shareholders know what has been posted to the Fund's web site and will include a hyperlink to the site.

         Set up fee (per fund family)                                     $3,000
         Monthly maintenance

     Less than 5,000 total accounts                                         $100
     5,000 to 25,000 total accounts                                         $200
     25,001 to 50,000 total accounts                                        $350
     over 50,000 accounts                                                   $500
         Undeliverable email follow up (per occurrence)                    $5.00
         Processing (per email sent)                                       $0.10

         Set up fee includes:
         Adding consent language to existing web site (if using Sunstone 4.netSM Shareholder Services).

         Programming of "check the box" type consent form on existing web site (if using Sunstone 4.netSM Shareholder Services). Modifying existing change of address pages on web site (if using Sunstone 4.netSM Shareholder Services) to include changing email address and/or to cancel receipt of electronic delivery.
         Creating email database to record receipt of email addresses, consent and any revocation of consent.

         Creating electronic mailing list of shareholder email addresses already held in database, if any, to facilitate electronic solicitation of consent forms.

         Use of standard consent letter to be mailed (separate out of pocket charges will apply for stationery and postage). Creating audit log of email addresses for SEC compliance purposes to include name, email address, social security number, date and time regulatory email was sent.

In the event Sunstone goes to an HTML format for its e-mails, such format will be used for the Fund's e-mails, upon request of the Fund, at a cost that is no higher than Sunstone's then current charge for pure text e-mails. Additional charges may apply in the event the Fund elects to use graphics or other additions to the e-mails.

         Sunstone 4.querySM Services

         Set-up                                                           $3,000
         Monthly maintenance                                                $500


Programming fees for additional customization will be billed at $150 per hour, or Sunstone's then current rate. Maintenance fees are subject to change.

                                    ADDENDUM

                                       TO

                            TRANSFER AGENCY AGREEMENT

                       SUNSTONE INTERNET SERVICES SCHEDULE

                           The  undersigned  desire to amend the Transfer Agency
Agreement dated December 4, 2000, between Renaissance

Capital Greenwich Funds (the "Fund") and Sunstone Financial Group, Inc. ("Sunstone"), to include the Internet services described in this Addendum.

4.       Additional Services and Fees.
-------------------------------------

                      A. Sunstone agrees to provide such additional  services to the Fund, and the Fund agrees to pay Sunstone additional fees for such services, as are set forth in Exhibit A to this Addendum and made a part hereof by this reference. New exhibits describing additional Internet services may be added to this Addendum from time to time by the mutual agreement of the parties.

    B. The Fund agrees to provide, at its cost, all computers, telecommunications equipment and other equipment and software necessary to develop and maintain its web site, to design and develop the web site functionality necessary to facilitate and maintain hypertext links between its web site and Sunstone's web site, and to provide Sunstone with such written instructions as it may request from time to time in connection with the performance of Sunstone's obligations hereunder.

2.       Ownership of System.
         -------------------

                  A. The Fund acknowledges that Sunstone has proprietary rights in and to any and all computer programs, screen formats, report formats, interactive design techniques, procedures, data bases, derivative works, inventions, discoveries, patentable or copyrightable matters, concepts, expertise, trade secrets, trademarks and other related legal rights provided, developed or utilized by Sunstone in connection with the services provided by Sunstone to the Fund pursuant to this Addendum, including, without limitation, any changes or modifications thereto (collectively, the "Internet Products"), and that the Internet Products constitute confidential material and trade secrets of Sunstone. The Fund agrees to maintain the confidentiality of the Internet Products. The Fund shall not copy, decompile or reverse engineer any software provided to the Fund by Sunstone as part of the Internet Products. The Fund agrees that it will not mask, delete or otherwise alter any disclaimers, trademark or service mark notifications embedded in or describing the Internet Products.

                  B. Notwithstanding  Subsection A above,  Sunstone acknowledges that the Fund has proprietary rights in and to any and all computer programs, screen formats, report formats, interactive design techniques, procedures, data bases, derivative works, clickstream data, inventions, discoveries, patentable or copyrightable matters, concepts, expertise, trade secrets, trademarks and other related legal rights provided or developed by the Fund in connection with the Fund's analysis of Shareholder Data (including but not limited to, demographic information, transactional information, any direct or indirect contact information and website visits).

3. Limited License. The Internet Products are licensed, not sold, and Sunstone shall retain all right, title and interest in the Internet Products. Sunstone hereby grants the Fund a nonexclusive, limited license to use the Internet Products for the sole and limited purpose of having Sunstone provide services to the Fund hereunder. Such license shall immediately terminate upon the termination of the Transfer Agency Agreement between the Fund and Sunstone.

4. Limitation of Liability. Sunstone is providing the INTERNET PRODUCTS to the Fund on an "AS IS" basis, and specifically disclaims all representations and warranties, express or implied, regarding the INTERNET PRODUCTS and the services to be provided hereunder, including any implied warranty of merchantability or fitness for a particular purpose, or that the operation of the INTERNET PRODUCTS will be error free or will not be interrupted from time to time by reason of a defect therein. The parties acknowledge that Sunstone's ability to provide the services described herein depends upon a number of factors beyond Sunstone's control, including, but not limited to, the Internet and equipment, software, data and services provided by telecommunications carriers, firewall providers, encryption system developers and other unrelated vendors and third parties. Sunstone shall not be liable for its failure to perform any of the services or for the delay or interruption of any such services, if the failure, delay or interruption is caused by circumstances beyond Sunstone's reasonable control. The terms and conditions of this Section shall supercede and control any conflicting provisions in the Transfer Agency Agreement.

5. No Other Changes. Other than as provided in this Addendum, all other terms and conditions of the Transfer Agency Agreement
         ----------------
shall remain in full force and effect.

Intending to be legally bound, the parties hereby adopt this Addendum effective this 4th day of December, 2000.

RENAISSANCE CAPITAL   SUNSTONE FINANCIAL GROUP, INC.
GREENWICH FUNDS

By:                                                   By:
   -----------------------------------------
Title:                                                Title:
      --------------------------------------

                                    EXHIBIT A

                           Internet Services and Fees

Sunstone 4.netSMAdviser Services: Sunstone will design, develop and implement the custom software necessary to allow the Fund's adviser access to account information, NAVs, distribution and registration information through a URL address hosted on Sunstone's web server.

         Set up fee (per location)                                        $5,000
         Monthly maintenance (per fund family)                              $500

         Set up fee includes:
         Identifying the key graphical elements in the host site to make link appear seamless with overall site.

         Setting up initial layout of site complete with navigation strategy. Incorporating graphics and special effects. (Additional fees may apply if utilizing a frame layout versus an individual page layout).

         Creating database connections on the webserver and for site pages. Writing HTML for site including text, links and underlying code (where appropriate). Testing of site and verifying of data.

         Deploying site from test environment to production webserver and implementing site security.

Sunstone 4.netSM Shareholder Services: Sunstone will design, develop and implement the custom software necessary to allow shareholders to place transactions and access their account information, distribution and registration information, from the Fund's web site.

         Set up fee (per fund family)                                     $7,500
         Monthly maintenance
         Less than 5,000 total shareholder accounts                         $250
         5,000 to 25,000 total shareholder accounts                         $350
         25,001 to 50,000 total shareholder accounts                        $500
         over 50,000 total shareholder accounts                             $750
         New account set up (per account)                                  $2.40
         Financial transaction                                             $1.20
         Maintenance transaction                                           $0.80

         Set up fee includes:
         Identifying the key graphical elements in the host site to make link appear seamless with overall site. Developing shareholder security model in conjunction with 128 bit secure encryption (minimum required). Setting up initial layout of site complete with navigation strategy, and incorporating graphics and special effects, based on the look and feel and navigational elements of the current website. (Additional fees may apply if utilizing a frame layout versus an individual page layout). Sunstone recognizes that the Fund is in the process of changing the look and feel of its current website. Sunstone will not charge an additional set up fee with respect to the changes it makes to the standard application of style sheets in connection with the Fund's contemplated change of the look and feel of its current website. Additional charges will apply for operational or navigational changes. Subsequent changes to the website may result in additional fees, including set up fees.

         Creating database connections on the webserver and for site pages. Writing HTML for site including text, links and underlying code (where appropriate). Testing of site and verifying of data.

         Deploying site from test environment to production webserver and implementing site security.

Sunstone 4.emailSM Services: Sunstone will design, develop and implement the custom software necessary to email the Fund's shareholders when updated regulatory documents (annual report, semi-annual report and prospectus) are posted on the Fund's web site. The email will let shareholders know what has been posted to the Fund's web site and will include a hyperlink to the site.

         Set up fee (per fund family)                                     $3,000
         Monthly maintenance

     Less than 5,000 total accounts                                         $100
     5,000 to 25,000 total accounts                                         $200
     25,001 to 50,000 total accounts                                        $350
     over 50,000 accounts                                                   $500
         Undeliverable email follow up (per occurrence)                    $5.00
         Processing (per email sent)                                       $0.10

         Set up fee includes:
         Adding consent language to existing web site (if using Sunstone 4.netSM Shareholder Services).

         Programming of "check the box" type consent form on existing web site (if using Sunstone 4.netSM Shareholder Services). Modifying existing change of address pages on web site (if using Sunstone 4.netSM Shareholder Services) to include changing email address and/or to cancel receipt of electronic delivery.
         Creating email database to record receipt of email addresses, consent and any revocation of consent.

         Creating electronic mailing list of shareholder email addresses already held in database, if any, to facilitate electronic solicitation of consent forms.

         Use of standard consent letter to be mailed (separate out of pocket charges will apply for stationery and postage). Creating audit log of email addresses for SEC compliance purposes to include name, email address, social security number, date and time regulatory email was sent.

In the event Sunstone goes to an HTML format for its e-mails, such format will be used for the Fund's e-mails, upon request of the Fund, at a cost that is no higher than Sunstone's then current charge for pure text e-mails. Additional charges may apply in the event the Fund elects to use graphics or other additions to the e-mails.

         Sunstone 4.querySM Services

         Set-up                                                           $3,000
         Monthly maintenance                                                $500


Programming fees for additional customization will be billed at $150 per hour, or Sunstone's then current rate. Maintenance fees are subject to change.

Exhibit H:

                                                                               .

                           INBOUND CALL MANAGEMENT AND

                         FULFILLMENT SERVICES AGREEMENT

         THIS AGREEMENT is made as of this 28th day of August, 2000, by and between Renaissance Capital Greenwich Funds, a Delaware business trust (the "Trust"), and Sunstone Distribution Services, LLC, a Wisconsin limited liability company ("Sunstone").

         WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company which is authorized to issue shares of beneficial interests in separate series with each such series representing the interests in a separate portfolio of securities and other assets;

         WHEREAS,   Sunstone   offers  various   inbound  call   management  and
fulfillment services to investment companies and others; and

         WHEREAS, the Trust and Sunstone desire to enter into an agreement pursuant to which Sunstone shall provide on behalf of the Trust certain inbound call management and fulfillment services to such investment portfolios of the Trust as are listed on Schedule A hereto and any additional investment portfolios the Trust and Sunstone may agree upon and include on Schedule A as such Schedule may be amended from time to time (such investment portfolios and any additional investment portfolios are individually referred to as a "Fund" and collectively the "Funds").

         NOW, THEREFORE, in consideration of the mutual promises and agreements herein contained and other good and valuable consideration, the receipt of which is hereby acknowledged, the parties hereto, intending to be legally bound, do hereby agree as follows:

1.       Appointment and Services

                  (a) The Trust hereby retains and does hereby authorize Sunstone to provide the inbound call management and fulfillment services described in Schedule B hereto, and Sunstone agrees to provide such services, for the period and compensation and upon the terms set forth in this Agreement.

         (b) The Trust, at its cost, shall provide Sunstone with the necessary instructions and all materials (including prospectuses, reports, article reprints, stationery and envelopes) so that Sunstone may provide the services described herein. Notwithstanding anything herein to the contrary, Sunstone shall not be required to provide any services or information that it believes, in its sole discretion, to represent dishonest, unethical or illegal activity. In no event shall Sunstone provide any investment advice or recommendations to any party in connection with its services hereunder. All risk of loss for the materials being inventoried by Sunstone on the Trust's behalf shall be the responsibility of the Trust, and Sunstone shall not be responsible for any loss to this material except as such loss may be caused by Sunstone's negligence. Sunstone agrees to use due care in the storage of such materials prior to their distribution. The Trust shall provide Sunstone from time to time at the earliest practicable date with such details as may reasonably be required concerning media schedules, anticipated call volume and other related information so as to facilitate preparation by Sunstone to provide the services hereunder.

  2.     Fees and Expenses

                           (a)  In consideration of the services rendered
pursuant to this Agreement, the Trust shall, to the extent permissible under the applicable law, pay Sunstone such fees, charges and expenses as are set forth in Schedule C hereto. Sunstone may, at its option, arrange to have various service providers submit invoices directly to the Trust for payment of out of pocket expenses reimbursable hereunder. All invoices rendered by Sunstone shall be paid within thirty (30) days of the date of invoice ("Due Date"). If requested by Sunstone, out-of-pocket expenses are payable in advance. In the event Sunstone requests advance payment, Sunstone shall not be obligated to incur such expenses or perform the related Service(s) until payment is received.

         (b) The Trust is aware that its failure to remit to Sunstone all amounts due on or before the Due Date will cause Sunstone to incur costs not contemplated by this Agreement, including, but not limited to carrying, processing and accounting charges. Accordingly, in the event that Sunstone does not receive any amounts due hereunder by the Due Date, the Trust agrees to pay a late charge on the overdue amount equal to one-twelve (1/12) of the Prime Rate, as reported on or after the Due Date by the Wall Street Journal, per month, or the maximum amount permitted by law, whichever is less. In addition, the Trust shall pay Sunstone's reasonable attorney's fees and court costs if any amounts due Sunstone are collected by or through an attorney. The parties hereby agree that such late charge represents a fair and reasonable computation of the costs incurred by reason of the Trust's late payment. Acceptance of such late charge shall in no event constitute a waiver by Sunstone of the Trust's default or prevent Sunstone from exercising any other rights and remedies available to it.

       (c) In the event that any charges are disputed, the Trust shall, on or before the Due Date, pay all undisputed amounts due hereunder and notify Sunstone in writing of any disputed charges for out-of-pocket expenses which it is disputing in good faith. Payment for such disputed charges shall be due on or before the close of the fifth (5th) business day after the day on which Sunstone provides to the Trust documentation which an objective observer would agree reasonably supports the disputed charges (the "Revised Due Date"). Late charges shall not begin to accrue as to charges disputed in good faith until the first day after the Revised Due Date.

  3.     Term; Amendments; Assignment

                           (a)      This Agreement shall become effective with
respect to each Fund listed on Schedule A as of the
date hereof and, with respect to each Fund not in existence on that date, on the date an amendment to Schedule A to this Agreement relating to that Fund is executed. Unless sooner terminated as provided herein, this Agreement shall continue in effect with respect to each Fund until August 28, 2001. Thereafter, if not terminated, this Agreement shall continue automatically in effect as to each Fund for successive annual periods, provided such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees including a majority of the Trust's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval, and (ii) by Sunstone.

         (b)This Agreement may be terminated with respect to any one or more particular Funds at any time without penalty upon not less than sixty (60) days' written notice to the other party (which notice may be waived by the party entitled to such notice), by (i) Sunstone, or (ii) by vote of a majority of the members of the Trust's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Agreement or by vote of a majority (as defined with respect to voting securities in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of a Fund. This Agreement shall also terminate automatically in the event of its assignment (as defined in the 1940 Act). Upon termination of this Agreement, Sunstone shall promptly return to the Trust all applicable materials that are the property of the Trust at the Trust's expense. All amounts due and owing to Sunstone as of such termination shall become immediately due and payable and the Trust shall pay such amounts at the termination date.

         (c)Except as expressly provided in this Agreement, the terms of this Agreement shall not be waived, altered, modified, amended or supplemented in any manner whatsoever except by a written instrument signed by Sunstone and the Trust. Notwithstanding the above, Sunstone shall provide the Trust with a copy of its fee schedule as it is amended from time to time, and any such amendment shall automatically be effective seventy-five (75) days after the date of amendment.

  4.     Non-Exclusivity; Confidentiality

         (a)The services of Sunstone hereunder are not deemed to be exclusive. Sunstone may render inbound call management and fulfillment services and any other services to others, including other investment companies.

         (b)Sunstone agrees on behalf of itself and its employees to treat confidentially and as proprietary information of the Trust all records relative to the Funds' shareholders acquired in connection with its services hereunder, and not to use such records and information for any purpose other than the performance of its responsibilities and duties hereunder, except after prior notification to and approval by the Trust, which approval shall not be unreasonably withheld and may not be withheld where Sunstone may be exposed to civil or criminal proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, when subject to governmental or regulatory audit or investigation, or when so requested by the Trust. Records and information which have become known to the public through no wrongful act of Sunstone or any of its employees or representatives, and information which was already in the possession of the Sunstone prior to receipt thereof shall not be subject to this paragraph.

  5.     Limitation of Liability

         (a)In providing services hereunder, Sunstone shall not be liable for any loss or damage, including counsel fees, resulting from its actions or omissions to act or otherwise, in the absence of its willful misfeasance or negligence in connection with its duties under this Agreement, or for any loss or damage resulting from its actions or omissions in accordance with the instructions, directions or requests of officers or representatives of the Trust.

         (b)The Trust shall indemnify and hold harmless Sunstone from and against any and all claims, actions, suits, demands, losses, expenses and liabilities (including the costs of investigating or defending any alleged claims, actions, suits, demands, losses, expenses and liabilities) (collectively, "Losses") of any and every nature which Sunstone may sustain or incur or which may be asserted against Sunstone by any person arising directly or indirectly out of any action taken or omitted to be taken by Sunstone in performing the services hereunder; provided that this indemnification shall not apply to actions or omissions of Sunstone in cases of its own willful misfeasance or negligence. As used in this Section 5, the term "Sunstone" shall include past and present members, officers, employees, representatives, authorized agents and assigns of Sunstone as well as Sunstone and its affiliates themselves.

(e) The Trust further agrees to indemnify, defend and hold harmless Sunstone from and against any and all Losses which Sunstone may sustain or incur or which may be asserted against Sunstone by any person arising out of or resulting from the actions or omissions of Sunstone when acting in accordance with the instructions, directions or requests of officers or representatives of the Trust.

(f) Notwithstanding anything herein to the contrary, Sunstone will be excused from its obligation to perform any act, service or obligation required of it hereunder for the duration that such performance is prevented by events beyond its reasonable control and it shall not be responsible for any damage, loss of data, errors, delay or any other loss whatsoever caused thereby. Sunstone will, however, take all reasonable steps to minimize service interruptions for any period that such interruption continues beyond its control. The indemnity and defense provisions set forth in this Section 5 shall indefinitely survive the termination and/or assignment of this Agreement. Under no circumstances shall Sunstone be liable for any incidental, consequential or punitive damages, direct or indirect.

  6.     Governing Law; Invalidity

This Agreement shall be governed by Wisconsin law, excluding the laws on conflicts of laws. To the extent that the applicable laws of the State of Wisconsin, or any of the provisions herein, conflict with the applicable provisions of the Act, the latter shall control, and nothing herein shall be construed in a manner inconsistent with the Act or any rule or order of the Securities and Exchange Commission thereunder. Any provision of this Agreement which may be determined by competent authority to be prohibited or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such prohibition or unenforceability without invalidating the remaining provisions hereof, and any such prohibition or unenforceability in any jurisdiction shall not invalidate or render unenforceable such provision in any other jurisdiction. In such case, the parties shall in good faith modify or substitute such provision consistent with the original intent of the parties.

  7.     Miscellaneous

(c) The toll-free telephone number that the Trust transfers to Sunstone, in order for Sunstone to provide the services hereunder to the Trust, shall remain the property of the Trust. In the event that this Agreement is terminated, Sunstone shall assert no claim in or to this telephone number.

(d) This Agreement and the Schedules incorporated hereto constitute the full and complete understanding and agreement of Sunstone and the Trust and supersedes all prior negotiations, understandings and agreements.

  8.     Notices

         Any notice required or permitted to be given by either party to the other shall be in writing and shall be deemed to be effective upon the date specified on the return receipt when sent by registered or certified mail, postage prepaid, return receipt requested, as follows: Notice to Sunstone shall be sent to Sunstone Distribution Services, LLC, 207 East Buffalo Street, Suite 400, Milwaukee, WI, 53202, Attention: Peter Hammond, and notice to the Trust shall be sent to Renaissance Capital Greenwich Funds, 325 Greenwich Avenue, Greenwich, Connecticut 06839, Attention: President.

                          IN WITNESS  WHEREOF,  the  parties  hereto have caused
                  this Agreement to be executed by a duly authorized officer as of the day and year first above written.

T.       RENAISSANCE CAPITAL GREENWICH FUNDS

                                                                (the "Trust")


By: _______________________________


U.                                               _______________________________

V.

W.                                              ________________________________


                                             SUNSTONE DISTRIBUTION SERVICES, LLC
                                  ("Sunstone")

By: _______________________________


                                                   -----------------------------


                                           ------------------------------

                                   Schedule A

                                     to the

           Inbound Call Management and Fulfillment Services Agreement

                                 by and between

                       Renaissance Capital Greenwich Funds

                                       and

                       Sunstone Distribution Services, LLC

(a)      FUNDS



                                  Name of Funds

                          The IPO Plus Aftermarket Fund

                                   Schedule B

                                     to the

           Inbound Call Management and Fulfillment Services Agreement

                                 by and between

                       Renaissance Capital Greenwich Funds

                                       and

                       Sunstone Distribution Services, LLC

                                    SERVICES

Inbound Call Management

(b)


         Standard business hours: 7 a.m. - 7 p.m. CST, Monday through Friday (except major holidays)

         Qualify callers

         Provide detailed responses to fund inquiries (not scripted)

         Identify buyer/investment needs

         Automated voice response system

         Custom database maintenance

         Periodic activity reporting

         Names, addresses, telephone numbers and types of inquiries

         Call tracking, by:

         Fund

         Zip code or geographic region

         Source code

         Call switching

         Complex calls can be forwarded to fund, if desired

         Transfer calls to transfer agent

a.

b.       Fulfillment

         Literature request standards

         Filled and mailed typically within 24 hours (but at least within 3 business days with respect to all documents required by the SEC to be sent within such timeframes).

         On-site inventory control

         Customized literature fulfillment

         Personalized letters developed by the Trust or by Sunstone (with prior approval by the Trust)

         Customized investor kit assembly

         Fulfill literature requests downloaded from the Trust's Internet site

         Periodic reporting

         Kit report

         Advanced notice of need to order additional materials

(ii)     Miscellaneous

         Reference Manual maintenance and representative training.

                                             Schedule C

                                               to the

                      Inbound Call Management and Fulfillment Services Agreement

                                           by and between

                                 Renaissance Capital Greenwich Funds
                                                and

                                 Sunstone Distribution Services, LLC

(1)      FEE SCHEDULE



         Set-up

     Premium service                                                      $5,000

     Sunstone set up includes the following activities:

         Programming the phone system
         Programming Sunstone's proprietary prospect database Coordinating the installation/rerouting of the 800 number Coordinating the installation of the voice response unit Creating the Fund Reference Manual Overseeing initial representative training

         Base Fee

     Premium Service                                               $5,000/Month

         Inbound calls

     Live Representative

        Premium service                                             $1.75/Minute

     Voice Response Unit

        Premium service                                              $.85/Minute
        Monthly maintenance                                           $250/Month

     Transfers to Toll Number

        Premium service                                              $.85/Minute

     Transfers to Toll-Free Number

        Premium service                                              $.70/Minute

         SOLAR data download

         Set up                                                          $3,000
         Monthly maintenance                                                $500

Fulfillment

         Standard package for mailing
     Up to 3 pieces                                                        $0.85
     Additional inserts                                               $0.05 each
     Personalized letter                                              $1.00 each

         Other expenses

        Follow-up letter                                              $1.00 each
        Postage                                                          At cost
        Bulk mailings                                          Priced by project
        Third party automated call processor                             At cost
        Long distance                                                    At cost
        Phone surcharges                                                 At cost
        Facsimile (per sheet)                                              $1.50
        Photocopies                                                        $0.25
        Express Deliveries                                               At cost
        Customized monthly reports                                  $150.00 each
        Ad Hoc reports                                            $150.00 and up
        Customized programming                                      $150.00/Hour
        Storage (per skid)                                          $20.00/Month
Special projects                                       Priced at time of project


                       KRAMER LEVIN NAFTALIS & FRANKEL LLP

                                919 THIRD AVENUE

                                                     NEW YORK, N.Y. 10022 - 3852


         TEL (212) 715-9100                                     47, Avenue Hoche
         FAX (212) 715-8000                                          75008 Paris
                                                                          France

                                January 31, 2001

Renaissance Capital Greenwich Funds
325 Greenwich Avenue

Greenwich, CT 06830

                           Re:     Renaissance Capital Greenwich Funds

                                          File Nos 33-21311; 811-08049

Ladies and Gentlemen:

                  We hereby consent to the reference of our firm as Counsel in Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A.

                                                              Very truly yours,

                                             Kramer Levin Naftalis & Frankel LLP

               CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

We consent to the references to our firm in the Post-Effective Amendment to the Registration Statement on Form N-1A of the Renaissance Capital Greenwich Funds and to the use of our report dated October 29, 2000 on the financial statements and financial highlights of the IPO Plus Aftermarket Fund, a series of shares of Renaissance Capital Greenwich Funds. Such financial statements and financial highlights appear in the 200 Annual Report to Shareholders, which is incorporated by reference in the Registration Statement.

                                                                     Sincerely,



Tait, Weller & Baker

                       RENAISSANCE CAPITAL GREENWICH FUNDS

                         RENAISSANCE CAPITAL CORPORATION

                                 CODE OF ETHICS

                  WHEREAS, RENAISSANCE CAPITAL GREENWICH FUNDS (the "Trust") is a registered investment company under the Investment Company Act of 1940, as amended (the "ICA"); and

                  WHEREAS, RENAISSANCE CAPITAL CORPORATION (the "Investment Adviser") is registered as an investment adviser under the Investment Advisers Act of 1940, as amended; and

                  WHEREAS, Rule 17j-1 under the ICA requires the Trust and the Investment Adviser to each adopt a Code of Ethics;

                  WHEREAS, the purpose of Rule 17j-1 is to prevent affiliated persons of the Trust in connection with the purchase or sale of a security held or to be acquired by the Trust from (i) employing any device, scheme or artifice to defraud the Trust; (ii) making any untrue statements of material fact to the Trust or omitting to state a material fact necessary in order to make the statements made to the Trust, in light of the circumstances under which they are made, not misleading; (iii) engaging in any act, practice or course of business that operates or would operate as a fraud or deceit on the Trust; (iv) or engaging in any manipulative practice with respect to the Trust;

                  NOW, THEREFORE, the Trust hereby adopts this Code of Ethics as of this 4th day of February, 2000, superseding the Code of Ethics adopted by the Trust as of the 29th day of October, 1997; and

                  NOW, THEREFORE, the Investment Adviser hereby adopts this Code of Ethics as of the 28th day of July, 2000.

DEFINITIONS

                  For purposes of this Code of Ethics the following terms shall have the meanings set forth below:

X. "Access Person" means any director1, officer, or advisory person of the Trust or of the Investment Adviser; provided, however, that any persons who are access persons of any investment adviser of, administrator or principal underwriter for the Trust and who reports his or her securities and transactions to such investment adviser, administrator or principal underwriter in accordance with Rule 17j-1 of the ICA, shall not be deemed an access person of the Trust.

Y.       "Advisory Person" means

any employee of the Trust, its Investment Adviser or administrator (or of any entity in a control relationship with the Trust, its Investment Adviser or administrator, as defined in Section I.E hereof) who, in connection with his or her regular functions or duties, makes, participates in, or obtains information (other than publicly available information) regarding the purchase or sale of Covered Securities by the Trust, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and

any natural person directly or indirectly owning, controlling, or holding with power to vote, 25% or more of the outstanding voting securities of the Trust or its investment advisers who obtains information (other than publicly available information) concerning recommendations made by the Trust or its investment advisers with regard to the purchase or sale of a security.

Z.       "Affiliated Persons" or "Affiliates" means

any employee or Access Person of the Trust, and any member of the immediate family (defined as spouse, child, mother, father, brother, sister, in-law or any other relative) of any such person who lives in the same household as such person or who is financially dependent upon such person;

any account for which any of the persons described above is a custodian, trustee or otherwise acting in a fiduciary capacity, or with respect to which any such person either has the authority to make investment decisions or from time to time gives investment advice; and

any partnership, corporation, joint venture, trust or other entity in which any employee of the Trust or Access Person of the Trust directly or indirectly, in the aggregate, has a 10% or more beneficial interest or for which any such person is a general partner or an executive officer.

AA.      "Beneficial ownership of a security" by any person includes securities held by:  (a) a spouse, minor children or relatives
          ----------------------------------
who share the same home with such person; (b) an estate for
such person's benefit; (c) a trust, of which (i) such
person is a trustee or such person or members of such person's immediate family have a vested interest in the income or corpus of the trust, or (ii) such person owns a vested beneficial interest, or (iii) such person is the settlor and such person has the power to revoke the trust without the consent of all the beneficiaries; (d) a partnership in which such person is a partner; (e) a corporation (other than with respect to treasury shares of the corporation) of which such person is an officer, director or 10% stockholder; (f) any other person if, by reason of contract,understanding, relationship, agreement or other arrangement, such person obtains therefrom benefits substantially equivalent to those of ownership; or (g) such person's spouse or minor children or any other person, if, even though such person does not obtain therefrom the above-mentioned benefits of ownership, such person can vest or revest title in himself at once or at some future time. A beneficial owner of a security also includes any person who,directly or indirectly, through any contract, arrangement, understanding, relationship or otherwise, has or shares voting power and/or investment power with respect to such security. Voting power includes the power to vote, or to direct the voting of such security, and investment power includes the power to dispose, or to direct the disposition of such security.
A person is the beneficial owner of a security if he has the right to acquire beneficial ownership of such security at any time within sixty (60) days.

BB. "Control" means the power to exercise a controlling influence over the management or policies of a corporation. Any person who owns beneficially, either directly or through one or more controlled corporations, more than 25% of the voting securities of a corporation shall be presumed to control such corporation.

CC.      "Covered Security" means any note, stock, treasury stock, bond, debenture, evidence of indebtedness, certificate of interest
         -----------------
                  or participation in any profit-sharing agreement, collateral-trust certificate, preorganization certificate or subscription, transferable share, investment contract, voting trust certificate, certificate of deposit for a security, fractional undivided interest in oil, gas, or other mineral rights,any put, call, straddle, option or privilege on any security (including a certificate of deposit) or on any group or index of securities (including any interest therein or based on the value thereof), or any put, call straddle, option or privilege entered into on a national securities exchange relating to foreign currency, or in general, any interest or instrument commonly known as a "security", or any certificate of interest or participation in, temporary or interim certificate for, receipt for, guarantee of, or warrant or right to subscribe to or purchase, any of the foregoing; provided, however, that
                                                                 ------  -------
"security" shall not mean securities issued or guaranteed by the Government of the United States, its agencies or instrumentalities, bankers' acceptances, bank certificates of deposit, commercial paper and high quality short-term debt instruments, including repurchase agreements, or shares of registered open-end investment companies.

DD.      "Covered Security held or to be acquired" by the Trust means:
         ----------------------------------------

any security which, within the most recent fifteen (15) days,

(a)      is or has been held by the Trust, or

(b)      is being or has been considered by the Trust for purchase by the Trust;
or

any  option  to  purchase  or  sell,  and  any  security   convertible  into  or
exchangeable for, a Covered Security.

EE.      An "Initial Public Offering" means an offering of securities registered under the Securities Act of 1933 [15 U.S.C. 77a],
             -----------------------
                  the issuer of which, immediately before the registration, was not subject to the reporting requirements of sections
13 or 15(d) of the Securities Exchange Act of 1934 [15 U.S.C. 78m or 78o(d)].

FF   "Investment Adviser" means Renaissance Capital Corporation and any successor entity.
          ------------------

GG. A "Limited Offering" means an offering that is exempt from registration under the Securities Act of 1933 pursuant to section 4(2) or section 4(6) [15 U.S.C. 77d(2) or 77d(6)] or pursuant to rule 504, rule 505, or rule 506 [17 CFR 230.504, 230.505, or 230.506] under the Securities Act of 1933.

HH. "Principal underwriter" of or for the Trust (unless the Trust becomes a closed-end company), or of any security issued by the Trust, means any underwriter who as principal purchases from the Trust, or pursuant to contract has the right (whether absolute or conditional) from time to time to purchase from the Trust, any security issued by the Trust for distribution, or who as agent for the Trust sells or has the right to sell any security issued by the Trust to a dealer or to the public or both, but does not include a dealer who purchases from the Trust through a principal underwriter acting as agent for such company.

II. "Purchase or sale of a Covered Security" includes the writing of an option to purchase or sell a security.
          --------------------------------------

COMPLIANCE WITH GOVERNING LAWS,
         REGULATIONS AND PROCEDURES

JJ. All employees shall have and maintain knowledge of and shall comply strictly with all applicable Federal and state laws and all rules and regulations of any governmental agency or self-regulatory organization governing his or her activities.

KK. Each employee will be given a copy of the Code of Ethics at the time of his or her employment and each Access Person is required to submit a statement at least annually that he or she has reviewed the Code of Ethics.

LL. All employees shall comply strictly with procedures established by the Trust to ensure compliance with applicable Federal and state laws and regulations of governmental agencies and self-regulatory organizations. The employees shall not knowingly participate in, assist, or condone any acts in violation of any statute or regulation governing securities matters, nor any act which would violate any provision of this Code of Ethics, or any rules adopted thereunder.

MM. Each employee having supervisory responsibility shall exercise reasonable supervision over employees subject to his or her control, with a view to preventing any violation by such persons of applicable statutes or regulations, the Trust procedures or the provisions of this Code of Ethics or procedures adopted in furtherance thereof.

NN. Any employee encountering evidence that acts in violation of applicable statutes or regulations or provisions of this Code of Ethics or procedures adopted in furtherance thereof have occurred shall report such evidence to the President of the Trust who will report to the Board of Trustees of the Trust.

CONFIDENTIALITY OF TRANSACTIONS

OO. Information relating to the Trust's portfolio and research and studies activities is confidential until publicly available. Whenever statistical information or research is supplied to or requested by the Trust, such information must not be disclosed to any persons other than persons designated by the President or the Board of Trustees of the Trust. If the Trust is considering a particular purchase or sale of a security, this must not be disclosed except to such duly authorized persons.

PP. Any employee authorized to place orders for the purchase or sale of securities on behalf of the Trust shall take all steps reasonably necessary to provide that all brokerage orders for the purchase and sale of securities for the account of the Trust will be so executed as to ensure that the nature of the transactions shall be kept confidential until the information is reported to the Securities and Exchange Commission or the Trust's shareholders in the normal course of business.

QQ. If any employee of the Trust or Access Person should obtain information concerning the Trust's portfolio (including, the consideration by the Trust of acquiring, or recommending any security for the Trust's portfolio), whether in the course of such person's duties or otherwise, such person shall respect the confidential nature of this information and shall not divulge it to anyone unless it is properly part of such person's services to the Trust to do so or such person is specifically authorized to do so by the President of the Trust.

ETHICAL STANDARDS

RR. Every employee, in making any investment recommendation or taking any investment action, shall exercise diligence and thoroughness, and shall have a reasonable and adequate basis for any such recommendations or action.

SS.      No employee shall undertake independent practice for compensation in competition with the Trust.

TT. The employees of the Trust and Access Persons and their respective affiliates, shall conduct themselves in a manner consistent with the highest ethical standards. They shall avoid any action, whether for personal profit or otherwise, that results in an actual or potential conflict of interest, or the appearance of a conflict of interest, with the Trust or which may be otherwise detrimental to the interests of the Trust.

UU. An employee having discretion as to the selection of broker-dealers to execute securities transactions for the Trust shall select broker-dealers solely on the basis of the services provided directly or indirectly by such broker-dealers to the Trust. An employee shall not, directly or indirectly, receive a fee or commission from any source in connection with the sale or purchase of any security for the Trust.

VV. In addition, the Trust shall take all actions reasonably calculated to ensure that they engage broker-dealers to transact business with the Trust whose partners, officers and employees, and their respective affiliates, will conduct themselves in a manner consistent with the provisions of this
                  Section IV.

WW.      Conflicts of interest generally result from a situation in which an individual has personal interests in a matter that is or may be competitive with his responsibilities to another person or entity (such as the Trust) or where an individual has or may have competing obligations or responsibilities to two or more persons or entities. In the case of the relationship between the Trust on the one hand, and its employees and Access Persons and their respective affiliates, on the other hand, such conflicts may result from the purchase or sale of securities for the account of the Trust and for the account of any affiliated person or from the purchase or sale for the account of the Trust of securities in which an Access Person or employee of the Trust, or his or her affiliates, has an interest. In these cases, all potential or actual conflicts must be disclosed and the first preference and priority must be to avoid such conflicts of interest wherever possible and, where they unavoidably occur, to resolve them in a manner not disadvantageous to the client.

ACTIVITIES AND TRANSACTIONS OF ACCESS PERSONS

XX. No Access Person shall recommend to, or cause or attempt to cause, the Trust to acquire, dispose of, or hold any security (including, any option, warrant or other right or interest relating to such security) which such Access Person or an affiliate of such Access Person has direct or indirect beneficial ownership unless the Access Person shall first disclose in writing to the President of the Trust all facts reasonably necessary to identify the nature of the ownership of such Access Person or his or her affiliate in such security.

YY. No Access Person shall knowingly purchase or sell any security which said person intends to recommend for purchase or sale by the Trust until the Trust has completed all of its intended trades in said security.

ZZ. No Access Person or affiliate of such Access Person shall engage in a purchase or sale of a security (including, any option, warrant or other right or interest relating to such security), other than on behalf of the Trust, with respect to any security held or to be acquired by the Trust, unless such transaction is: only remotely potentially harmful to the Trust because it would be unlikely to affect trading in or the market value of the security; or non-volitional on the part of the Access Person; or clearly not related economically to the securities to be acquired, disposed of or held by the Trust; or in light of all relevant facts and circumstances, otherwise not disadvantageous to the Trust.

AAA.     No Access Person shall acquire an unregistered security issued in a
Limited Offering without obtaining the prior written approval of the President of the Trust. Under normal circumstances, such approval will not be withheld if the Access Person demonstrates in writing that: (1) the investment is not suitable for the Trust; (2) the investment opportunity was unique to the individual circumstances of the Access Person; and (3) no overreaching would or could occur. An Access Person who has been authorized to acquire securities in a private placement must disclose such investment to the President of the Trust when such Access Person plays a part in any subsequent consideration of any investment in the issuer by the Trust. The decision to purchase securities of the issuer for the Trust shall be subject to an independent review by the President of the Trust.

BBB. No Access Person shall acquire direct or indirect beneficial ownership of, or otherwise purchase, securities issued during an Initial Public Offering without the prior written approval of the President.

CCC.     If, as a result of fiduciary obligations to other persons or entities, an Access Person believes that such person or an affiliate of such person is unable to comply with certain provisions of the Code, such Access Person shall so advise the President of the Trust in writing, setting forth with reasonable specificity the nature of such fiduciary obligations and the reasons why such Access Person believes such person is unable to comply with any such provisions. The President of the Trust may, in his discretion, exempt such Access Person or an affiliate of such person from any such provisions, if the President of the Trust shall determine that the services of such Access Person are valuable to the Trust and the failure to grant such exemption is likely to cause such Access Person to be unable to render services to the Trust. Any Access Person granted an exemption (including, an exception for an affiliate of such person), pursuant to this Section shall, within three business days after engaging in a purchase or sale of a security held or to be acquired by a client, furnish the President of the Trust with a written report concerning such transaction, setting forth the information specified in Section hereof.

REPORTING PROCEDURES

DDD. Except as provided by Section VI.E hereof, every Access Person shall report to the President of the Trust the information described in Sections VI.B and VI.C hereof with respect to transactions in any security in which such Access Person has, or by reason of such transaction acquires, any direct or indirect beneficial ownership in the security (whether or not such security is a security held or to be acquired by a client); provided, however, that any such report may contain a statement that the report shall not be construed as an admission by the person making such report that he has any direct or indirect beneficial ownership in the security to which the report relates.

EEE.     Initial Holdings Report.  Each Access Person, within ten days of becoming an Access Person, shall report to the Trust, the
         -----------------------
                  following information, in the form of Appendix A hereto:

The title, number of shares and principal amount of each Covered Security in which the Access Person had any direct or indirect beneficial ownership when the person became an Access Person;

The name of any broker, dealer or bank with whom the Access Person maintained an account in which any securities were held for the direct or indirect benefit of the Access Person as of the date the person became and Access Person; and

The date that the report is submitted by the Access Person.

FFF.     Quarterly Transactions Report.  Every report required to be made pursuant to Section VI.A hereof shall be made not later
         -----------------------------
                  than ten days after the end of the calendar quarter in which the transaction to which the report relates was effected, shall be in the form of Appendix B hereto, and shall contain the following information:

With Respect to Transactions During the Quarter In Covered Securities:
----------------------------------------------------------------------

(a) The date of transaction, the title, the interest rate and maturity date (if applicable), the number of shares, and the principal amount of each Covered Security involved;

(b) The nature of the transaction (i.e., purchase, sale or any other type of acquisition or disposition);
                                        ----

(c)      The price at which the transaction was effected; and

(d) The name of the broker, dealer or bank with or through which the transaction was effected.

(e)      The date that the report is submitted by the Access Person.

With Respect to Accounts In Which Any Securities Were Held:
----------------------------------------------------------

(f) The name of the broker, dealer or bank with whom the Access Person established the account;

(g)      The date the account was established; and

(h)      The date that the report is submitted by the Access Person.

GGG.     Annual Holdings Report.  Access Persons must report the following information to the Trust on an annual basis no later than
         ----------------------
                  20 calendar days after December 31 of each year:

The title, number of shares and principal amount of each Covered Security in which the Access Person had any direct or indirect beneficial interest;

The name of any broker, dealer or bank with whom the Access Person maintains an account in which any securities are held for the direct or indirect benefit of the Access Person; and

The date that the report is submitted by the Access Person.

                  In the event that no securities are held as of December 31, the report should specify that securities were not held as of such date. This report should include all securities and other financial property , including book entry shares held at companies, broker/dealers, investment advisers or other institutions and physically issued certificates held in a safe deposit box, at one's home, or in the trust department of a bank or trust company.

HHH.     Notwithstanding the provisions of Sections VI.A and VI.C hereof,

No person shall be required to make a report with respect to transactions effected for any account over which such person does not have any direct or indirect influence or control;

A Trustee of the Trust who is not an interested person of the Trust and who would be required to report solely by reason of being a Trustee of the Trust is not required to make:

(a) An Initial Holdings Report under Section VI.B or an Annual Holdings Report under Section VI.D; and

(b)                                 A  Quarterly   Transactions   Report   under
                                    Section VI.C, unless the Trustee knew, or in
                                    the ordinary course of fulfilling his or her
                                    official  duties as a Trustee  of the Trust,
                                    should  have  known  that  during the 15-day
                                    period   immediately  before  or  after  the
                                    Trustee's transaction in a Covered Security, the Trust purchased or sold the Covered Security, or the Trust or its Investment Adviser considered purchasing or selling the Covered Security.

A Trustee of the Trust who is not an interested person of the Trust and who would be required to pre-clear transactions solely by reason of being a Trustee of the Trust is not required to obtain any such pre-clearance.

No report is required from an Access Person of an investment company registered under the ICA if such investment company is a money market fund or an investment company that does not invest in Covered Securities.

No Quarterly Transactions Report is required from an Access Person of the Trust if the report would duplicate information contained in broker trade confirmations or account statements received by the Trust, its Investment Adviser, Administrator or its Principal Underwriter with respect to that Access Person, if all of the information required to be contained in the Quarterly Transactions Report is contained in such broker trade confirmations or account statements that are received within ten days after the end of the calendar quarter.

REVIEW PROCEDURES

III. The reports submitted by Access Persons pursuant to Section VI.C hereof shall be reviewed at least quarterly by the Compliance Officer of the Investment Adviser and the President of the Trust, or such other persons or committees as shall be designated by the Investment Adviser or the Board of Trustees, in order to monitor compliance with this Code of Ethics. The President shall report all failures to comply with this Code of Ethics to the Board of Trustees.

JJJ.     If it is determined by the Board of Trustees that a violation of this
Code of Ethics has occurred and that the person violating this Code of Ethics has purchased or sold a security at a more advantageous price than that obtained by the Trust, such person shall be required to offer to sell to or purchase from the Trust, as the case may be, such security at the more advantageous price If this cannot be consummated, then the Board of Trustees shall take such other course of action as it may deem appropriate. With respect to any violation of this Code of Ethics, the Board of Trustees may take any preventive, remedial or other action which it may deem appropriate. In determining whether or not there has been, or may be, a conflict of interest between the Trust and any person subject to this Code of Ethics, the Board of Trustees shall consider all of the relevant facts and circumstances.

KKK.     At least annually, the Trust shall furnish to the Board of Trustees a written report that:

Describes any issues arising under this Code of Ethics or procedures adopted in furtherance thereof, including but not limited to, any information about material violations of this Code of Ethics, procedures adopted in furtherance thereof, and sanctions impose in response to such material violations; and

Certifies that the Trust has adopted procedures reasonably necessary to prevent Access Persons from violating this Code of Ethics.

LLL.

         The records created and maintained under this Code of Ethics shall be maintained as follows:

A copy of each Code of Ethics for the Trust, the Investment Adviser and its principal underwriter in effect at any time in the last five years must be maintained in an easily accessible place.

A copy of any records of violations of the Code of Ethics or any action taken as a result of a violation must be maintained in an easily accessible place for five years after the end of the fiscal year in which the violation occurs.

All Initial Holdings Reports, Quarterly Transactions Reports and Annual Holdings Reports from Access Persons, and all reports from the Trust, its investment adviser(s) and its principal underwriter, shall be maintained for at least five years after the end of the fiscal year in which the report was made, the first two years in an easily accessible place.

A record of all persons currently or within the past five years who are or were required to make reports and persons designated to review the reports required under this Code of Ethics shall be maintained in an easily accessible place for at least five years.

All approvals of the purchase of securities in an Initial Public Offering or Limited Offering shall be maintained for at least five years after the end of the fiscal year in which the approval is granted.

                                                EXHIBIT A

         List of Access Persons Required to Report Under Code of Ethics

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1 This Code of Ethics in places refers to directors. The definition of "director" in Section 2(a)(12) of the 1940 Act includes any director of a corporation or any person performing similar functions, including "any natural person who is a member of aboard of trustees of a management company created as a common-law trust". For convenience, in this memorandum the term "director" also refers to "trustee", and the term "board of directors" also refers to "board of trustees".